Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2020

Investments	Shares	Value
COMMON STOCKS - 98.7%

Australia - 7.3%
AGL Energy Ltd.	13,413	$130,940
Alumina Ltd.	118,836	117,117
Ampol Ltd.	5,677	97,452
APA Group	20,673	153,064
Aristocrat Leisure Ltd.	6,258	134,428
ASX Ltd.	2,478	143,900
Aurizon Holdings Ltd.	38,491	117,251
AusNet Services	1,809	2,438
Australia & New Zealand Banking Group Ltd.	41,489	512,075
Bank of Queensland Ltd.(a)	12,715	52,220
Bendigo & Adelaide Bank Ltd.	16,026	69,379
BHP Group Ltd.	38,417	980,260
BHP Group PLC	30,169	645,023
Brambles Ltd.	14,482	108,886
Coca-Cola Amatil Ltd.	15,137	103,070
Commonwealth Bank of Australia	25,060	1,142,547
CSL Ltd.	1,826	375,621
Data#3 Ltd.(a)	10,717	50,390
Downer EDI Ltd.	15,401	48,570
Evolution Mining Ltd.	6,754	27,835
Fortescue Metals Group Ltd.	35,398	413,556
GUD Holdings Ltd.(a)	8,644	70,506
Infomedia Ltd.	20,792	24,142
IOOF Holdings Ltd.	29,012	64,047
JB Hi-Fi Ltd.(a)	2,757	92,994
Macquarie Group Ltd.	4,692	402,113
Magellan Financial Group Ltd.	2,854	115,863
Medibank Pvt Ltd.	42,263	76,033
National Australia Bank Ltd.	49,153	625,340
New Hope Corp., Ltd.(a)	90,744	83,577
NIB Holdings Ltd.	4,865	14,227
Origin Energy Ltd.	12,089	37,259
Pendal Group Ltd.(a)	11,146	43,619
Perpetual Ltd.	2,119	42,481
Platinum Asset Management Ltd.	24,120	53,074
Premier Investments Ltd.	4,784	70,499
QBE Insurance Group Ltd.	19,058	117,611
Rio Tinto Ltd.(a)	4,601	311,045
Santos Ltd.	21,777	76,170
Service Stream Ltd.(a)	34,764	51,080
Sonic Healthcare Ltd.	6,693	159,075
South32 Ltd.	82,053	119,975
Suncorp Group Ltd.	21,282	128,895
Telstra Corp., Ltd.	111,071	221,316
Transurban Group	30,025	303,653
Treasury Wine Estates Ltd.	9,077	58,163
Wesfarmers Ltd.	25,017	796,492
Westpac Banking Corp.	59,803	721,826
Woodside Petroleum Ltd.	17,970	226,430
Woolworths Group Ltd.	13,238	345,660
Worley Ltd.	2,804	19,193

Total Australia		10,898,380

Austria - 0.5%
Agrana Beteiligungs AG	3,033	58,258
Andritz AG	2,115	65,377
BAWAG Group AG(b)	2,860	103,296
Erste Group Bank AG*	4,968	104,135
Oesterreichische Post AG(a)	2,152	72,426
OMV AG	4,611	126,526
Raiffeisen Bank International AG	3,311	50,746
UNIQA Insurance Group AG	8,089	48,851
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,114	69,308

Total Austria		698,923

Belgium - 0.9%
Ageas S.A./N.V.	3,283	134,204
Anheuser-Busch InBev S.A./N.V.	12,585	682,180
Colruyt S.A.	1,545	100,298
Elia Group S.A./N.V.	515	51,454
Proximus SADP	6,304	115,136
Solvay S.A.	1,267	109,143
UCB S.A.	1,356	154,241

Total Belgium		1,346,656

China - 3.3%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	31,000	33,440
BOC Hong Kong Holdings Ltd.	129,000	339,561
China Everbright Environment Group Ltd.	103,666	58,856
China Jinmao Holdings Group Ltd.	232,000	127,825
China Mobile Ltd.	288,500	1,840,816
China Overseas Grand Oceans Group Ltd.	122,000	69,579
China Overseas Land & Investment Ltd.	79,500	199,006
China Resources Power Holdings Co., Ltd.	116,000	127,974
China Taiping Insurance Holdings Co., Ltd.	29,000	44,080
China Unicom Hong Kong Ltd.	166,000	108,168
CITIC Ltd.	323,000	237,144
CITIC Telecom International Holdings Ltd.	165,000	52,587
CNOOC Ltd.	746,000	717,123
CSPC Pharmaceutical Group Ltd.	55,200	106,839
Fosun International Ltd.	120,000	139,355
Genertec Universal Medical Group Co., Ltd.(b)	116,500	77,115
Guangdong Investment Ltd.	120,000	189,832
Shenzhen Investment Ltd.	318,000	92,733
Sino-Ocean Group Holding Ltd.	317,500	63,910
Sun Art Retail Group Ltd.	78,000	86,052
Wilmar International Ltd.	72,600	234,005

Total China		4,946,000

Denmark - 1.7%
AP Moller - Maersk A/S Class B	11	17,468
Coloplast A/S Class B	1,693	267,642
Danske Bank A/S*	19,331	262,203
DSV Panalpina A/S	529	86,462
GN Store Nord A/S	671	50,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2020

Investments	Shares	Value
H. Lundbeck A/S	3,437	$113,434
Novo Nordisk A/S Class B	13,759	952,308
Novozymes A/S Class B	1,305	82,213
Orsted A/S(b)	2,286	315,256
Rockwool International A/S Class B	167	64,193
Topdanmark A/S	1,343	64,952
Tryg A/S	4,781	150,937
Vestas Wind Systems A/S	983	159,504

Total Denmark		2,587,396

Finland - 2.4%
Ahlstrom-Munksjo Oyj	3,596	75,819
Elisa Oyj	2,826	166,623
Fiskars Oyj Abp	7,714	104,932
Fortum Oyj	13,367	270,782
Huhtamaki Oyj	1,213	59,998
Kemira Oyj	3,395	43,275
Kesko Oyj Class B	5,850	150,920
Kone Oyj Class B	4,544	399,959
Neles Oyj	437	5,921
Neste Oyj	5,298	279,385
Nokian Renkaat Oyj	2,988	84,619
Nordea Bank Abp*	115,335	880,283
Orion Oyj Class B	1,927	87,382
Sampo Oyj Class A	10,108	400,518
Stora Enso Oyj Class R	9,415	147,667
TietoEVRY Oyj	4,278	118,392
UPM-Kymmene Oyj	8,568	261,129
Valmet Oyj	2,339	57,956
Wartsila Oyj Abp	6,821	53,735

Total Finland		3,649,295

France - 8.0%
Air Liquide S.A.	2,954	469,373
ALD S.A.(b)	8,268	76,788
AXA S.A.	35,705	660,533
BioMerieux	500	78,450
Bollore S.A.	22,946	85,782
Capgemini SE	988	127,154
Carrefour S.A.	7,606	121,881
Cie Generale des Etablissements Michelin SCA	1,631	175,423
Cie Plastic Omnium S.A.	2,623	69,391
CNP Assurances*	8,933	111,876
Covivio	1,032	72,732
Danone S.A.	5,537	358,542
Dassault Systemes SE	827	154,923
Edenred	2,561	115,321
Eutelsat Communications S.A.	7,026	68,549
Gaztransport Et Technigaz S.A.	534	51,066
Hermes International	293	252,948
ICADE	1,618	90,921
Ipsen S.A.	391	41,059
Kering S.A.	853	567,754
Klepierre S.A.(a)	5,971	83,918
L’Oreal S.A.	2,401	781,592
Legrand S.A.	1,890	151,108
LVMH Moet Hennessy Louis Vuitton SE	2,504	1,172,765
Nexity S.A.	1,326	40,397
Orange S.A.	37,238	387,939
Pernod Ricard S.A.	1,147	183,126
Publicis Groupe S.A.	3,095	100,098
Rubis SCA	1,419	56,975
Sanofi	15,206	1,521,547
Schneider Electric SE	5,158	641,447
SEB S.A.	444	72,319
Sodexo S.A.	2,035	145,615
Suez S.A.	10,797	200,109
Teleperformance	433	133,845
Thales S.A.	1,328	99,915
TOTAL SE(a)	42,831	1,466,593
Valeo S.A.	3,674	113,093
Veolia Environnement S.A.	6,694	144,592
Vicat S.A.	296	9,910
Vinci S.A.	5,422	454,732
Vivendi S.A.	8,486	236,836
Wendel SE	143	12,987

Total France		11,961,924

Germany - 9.5%
Allianz SE, Registered Shares	4,395	843,265
Aurubis AG	952	64,905
BASF SE	13,132	800,453
Bayer AG, Registered Shares	14,428	901,952
Bayerische Motoren Werke AG	9,823	714,059
Brenntag AG	2,389	152,119
Carl Zeiss Meditec AG, Bearer Shares	564	71,429
Continental AG	2,206	239,233
Covestro AG(b)	3,088	153,356
Daimler AG, Registered Shares	22,045	1,190,055
Deutsche Boerse AG	952	167,231
Deutsche Post AG, Registered Shares	16,507	752,985
Deutsche Telekom AG, Registered Shares	62,915	1,054,278
Deutsche Wohnen SE, Bearer Shares	2,719	136,114
Duerr AG	2,117	65,190
DWS Group GmbH & Co. KGaA*(b)	2,445	84,279
E.ON SE	31,014	342,883
Evonik Industries AG	7,341	190,246
Freenet AG	5,895	119,384
Fresenius Medical Care AG & Co. KGaA	1,994	168,402
Fresenius SE & Co. KGaA	3,415	155,499
Fuchs Petrolub SE	1,988	74,599
GEA Group AG	3,724	131,052
Hannover Rueck SE	1,400	217,034
Hapag-Lloyd AG(b)	163	8,821
HeidelbergCement AG	2,221	136,265
Henkel AG & Co. KGaA	2,011	188,420
Hochtief AG	1,274	99,273
Infineon Technologies AG	6,503	183,895
KION Group AG	1,419	121,771
LEG Immobilien AG	1,117	159,540
METRO AG	5,878	58,727
MTU Aero Engines AG	406	67,606

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2020

Investments	Shares	Value
Muenchener Rueckversicherungs - Gesellschaft AG, Registered Shares	1,592	$404,362
RWE AG	6,014	225,533
SAP SE	5,243	816,236
Siemens AG, Registered Shares	8,175	1,034,183
Siemens Energy AG*	4,087	110,230
Siemens Healthineers AG(b)	6,379	286,497
Siltronic AG	397	35,670
Software AG	2,056	101,454
Stroeer SE & Co. KGaA*	495	38,543
Suedzucker AG	3,901	75,479
Symrise AG	908	125,642
Talanx AG*	4,138	133,539
Telefonica Deutschland Holding AG	102,261	262,497
TUI AG	21,147	80,346
Uniper SE	4,786	154,675
Volkswagen AG	2,343	409,930
Wacker Chemie AG	499	48,509

Total Germany		14,157,645

Hong Kong - 2.5%
AIA Group Ltd.	53,000	519,058
Bank of East Asia Ltd. (The)	36,949	67,891
CLP Holdings Ltd.	29,000	269,419
Hang Lung Properties Ltd.	58,000	146,534
Hang Seng Bank Ltd.	18,500	272,368
Henderson Land Development Co., Ltd.	58,000	213,665
Hong Kong & China Gas Co., Ltd.	102,873	147,341
Hong Kong Exchanges & Clearing Ltd.	7,659	357,552
Hutchison Port Holdings Trust	352,300	57,777
Lai Sun Development Co., Ltd.	16,500	14,861
MTR Corp., Ltd.	35,643	175,915
New World Development Co., Ltd.	37,252	180,252
Pacific Century Premium Developments Ltd.*	13,500	3,536
PCCW Ltd.	125,000	74,516
Power Assets Holdings Ltd.	33,000	172,877
Sino Land Co., Ltd.	116,000	134,710
Sun Hung Kai Properties Ltd.	29,500	376,077
Swire Pacific Ltd. Class A	13,000	62,400
Swire Pacific Ltd. Class B	57,500	47,632
Swire Properties Ltd.	46,400	122,137
Techtronic Industries Co., Ltd.	15,500	203,200
Wharf Holdings Ltd. (The)	58,000	115,401

Total Hong Kong		3,735,119

Ireland - 0.2%
CRH PLC	7,164	259,335
Total Produce PLC	32,782	43,747

Total Ireland		303,082

Israel - 0.3%
Delek Automotive Systems Ltd.	11,103	54,666
Delek Group Ltd.*	525	10,222
First International Bank of Israel Ltd.	6,132	127,434
Fox Wizel Ltd.	408	26,983
Harel Insurance Investments & Financial Services Ltd.*	10,083	63,234
ICL Group Ltd.	17,788	63,033
Menora Mivtachim Holdings Ltd.	4,253	51,566
Migdal Insurance & Financial Holdings Ltd.*	52,130	33,942
Naphtha Israel Petroleum Corp., Ltd.*	4,796	18,285
NR Spuntech Industries Ltd.	5,427	18,406

Total Israel		467,771

Italy - 2.7%
A2A SpA	54,280	78,928
ACEA SpA	2,397	50,539
Ascopiave SpA	17,546	65,532
Assicurazioni Generali SpA	18,329	258,459
ASTM SpA*	4,259	89,248
Azimut Holding SpA	3,114	56,308
Banca Generali SpA	2,088	63,514
Credito Emiliano SpA*	11,422	53,442
DiaSorin SpA	356	71,762
Enel SpA	131,497	1,143,856
Eni SpA	61,884	485,337
ERG SpA	3,790	95,376
Ferrari N.V.	374	68,702
Hera SpA	30,264	111,862
Infrastrutture Wireless Italiane SpA(b)	8,311	92,001
Italgas SpA	13,450	84,933
Leonardo SpA(a)	4,555	26,707
Mediobanca Banca di Credito Finanziario SpA	14,401	113,111
Piaggio & C. SpA	11,677	31,576
Poste Italiane SpA(b)	16,966	150,567
Recordati Industria Chimica e Farmaceutica SpA	2,856	146,489
Saras SpA*	56,007	29,279
Snam SpA	49,849	256,561
Telecom Italia SpA RSP	106,412	43,026
Terna Rete Elettrica Nazionale SpA	24,308	170,288
UnipolSai Assicurazioni SpA(a)	52,767	137,739

Total Italy		3,975,142

Japan - 24.6%
Advantest Corp.	3,000	144,698
Aeon Co., Ltd.	7,900	211,555
AGC, Inc.	5,100	148,365
Ahresty Corp.*(a)	22,600	71,100
Aisin Seiki Co., Ltd.	5,700	180,944
Ajinomoto Co., Inc.	5,900	120,706
Amada Co., Ltd.	10,200	94,915
Aozora Bank Ltd.(a)	4,800	79,280
Artnature, Inc.	16,900	106,976
Asahi Group Holdings Ltd.	4,400	152,434
Asahi Holdings, Inc.	1,600	51,549
Asahi Kasei Corp.	16,500	143,017
Astellas Pharma, Inc.	16,800	249,461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2020

Investments	Shares	Value
Azbil Corp.	4,200	$156,013
Bank of the Ryukyus Ltd.(a)	8,600	74,322
Bridgestone Corp.	7,000	220,023
Brother Industries Ltd.	6,000	94,722
Canon Electronics, Inc.	6,000	83,521
Canon, Inc.(a)	17,200	284,657
Capcom Co., Ltd.	1,700	94,400
Chiba Bank Ltd. (The)(a)	14,500	79,556
Chubu Electric Power Co., Inc.	9,700	117,746
Chugai Pharmaceutical Co., Ltd.	6,100	272,543
Citizen Watch Co., Ltd.(a)	8,100	22,566
Concordia Financial Group Ltd.(a)	30,500	105,491
Dai Nippon Toryo Co., Ltd.	9,700	91,274
Dai-ichi Life Holdings, Inc.	11,600	162,354
Daido Steel Co., Ltd.(a)	2,900	89,586
Daifuku Co., Ltd.	1,400	140,358
Daiichi Sankyo Co., Ltd.	9,600	293,740
Daikin Industries Ltd.(a)	1,700	310,907
Daito Trust Construction Co., Ltd.	1,500	132,474
Daiwa House Industry Co., Ltd.	6,900	176,374
Daiwa Securities Group, Inc.(a)	29,000	121,106
Denso Corp.	6,200	270,079
Dentsu Group, Inc.	3,700	108,514
DIC Corp.	4,500	111,637
Dip Corp.	2,200	44,905
Disco Corp.	500	120,392
Dowa Holdings Co., Ltd.	2,600	75,884
East Japan Railway Co.	1,500	92,107
Eisai Co., Ltd.	2,500	227,044
Electric Power Development Co., Ltd.	6,000	92,277
Elematec Corp.(a)	5,900	55,405
ENEOS Holdings, Inc.	40,200	142,850
Enplas Corp.	2,600	55,188
FANUC Corp.	3,100	591,036
Fast Retailing Co., Ltd.	400	249,635
Fuji Electric Co., Ltd.	4,100	128,599
Fujitsu Ltd.	1,800	244,594
Fukuoka Financial Group, Inc.	6,000	100,294
Hakuto Co., Ltd.(a)	7,500	79,669
Hamamatsu Photonics K.K.	2,500	125,320
Hikari Tsushin, Inc.	900	213,039
Hino Motors Ltd.	11,400	73,350
Hirose Electric Co., Ltd.	1,100	141,031
Hitachi Construction Machinery Co., Ltd.(a)	5,700	205,250
Hitachi Ltd.	5,600	188,011
Hitachi Metals Ltd.	5,900	90,292
Hokuhoku Financial Group, Inc.	6,800	68,110
Honda Motor Co., Ltd.	20,400	478,152
Hoya Corp.	1,100	123,624
Hulic Co., Ltd.	14,800	138,001
Ichiken Co., Ltd.	6,000	95,347
Idemitsu Kosan Co., Ltd.(a)	3,400	72,233
IHI Corp.	2,600	34,369
Ines Corp.	4,500	69,506
IR Japan Holdings Ltd.	100	12,527
Isuzu Motors Ltd.	9,500	82,586
ITOCHU Corp.(a)	23,100	587,733
Iyo Bank Ltd. (The)	6,000	39,572
Japan Exchange Group, Inc.	8,200	228,291
Japan Post Holdings Co., Ltd.	45,100	305,909
Japan Post Insurance Co., Ltd.	5,900	92,305
Japan Tobacco, Inc.	34,600	629,508
JSR Corp.(a)	5,700	134,439
JTEKT Corp.	6,600	51,284
Kaga Electronics Co., Ltd.(a)	3,800	80,443
Kajima Corp.	6,400	76,536
Kansai Electric Power Co., Inc. (The)	15,700	151,748
Kansai Paint Co., Ltd.(a)	5,000	123,567
Kao Corp.	3,100	231,685
Kawasaki Heavy Industries Ltd.(a)	2,100	28,198
KDDI Corp.	29,000	729,878
Keio Corp.	1,300	80,072
Keyence Corp.	430	199,577
Kirin Holdings Co., Ltd.	6,500	121,555
Koito Manufacturing Co., Ltd.	2,400	121,672
Komatsu Ltd.	14,100	308,642
Kuraray Co., Ltd.	6,400	61,738
Kyokuto Securities Co., Ltd.(a)	9,700	55,886
Kyowa Exeo Corp.(a)	5,300	137,711
Kyowa Kirin Co., Ltd.	5,300	149,965
Kyushu Electric Power Co., Inc.	10,500	95,219
Kyushu Railway Co.	2,900	61,748
Lawson, Inc.	2,700	128,437
LIXIL Group Corp.(a)	5,900	117,966
Mabuchi Motor Co., Ltd.	3,700	142,874
Makita Corp.	2,900	137,951
Marubeni Corp.	30,100	169,567
Marubun Corp.(a)	17,500	87,890
Matsui Securities Co., Ltd.(a)	11,600	103,546
McDonald’s Holdings Co., Japan Ltd.	3,000	145,551
MEIJI Holdings Co., Ltd.	2,200	167,611
MINEBEA MITSUMI, Inc.	5,300	99,943
Mitsubishi Chemical Holdings Corp.	26,100	149,804
Mitsubishi Corp.	20,900	497,595
Mitsubishi Electric Corp.	12,800	172,417
Mitsubishi Gas Chemical Co., Inc.	6,000	110,642
Mitsubishi Heavy Industries Ltd.	3,800	83,918
Mitsubishi Logistics Corp.(a)	4,600	130,245
Mitsubishi UFJ Financial Group, Inc.	154,300	608,398
Mitsui Chemicals, Inc.	6,000	144,186
Mitsui Fudosan Co., Ltd.	5,700	98,655
Mixi, Inc.(a)	3,400	91,178
Mizuho Financial Group, Inc.	34,350	426,568
MS&AD Insurance Group Holdings, Inc.	6,400	171,265
Murata Manufacturing Co., Ltd.	5,300	340,158
Nagase & Co., Ltd.	6,700	93,202
NGK Insulators Ltd.	6,000	85,000
NGK Spark Plug Co., Ltd.	5,700	98,844
Nichi-iko Pharmaceutical Co., Ltd.(a)	6,000	67,943
Nikon Corp.(a)	9,200	61,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2020

Investments	Shares	Value
Nintendo Co., Ltd.	1,100	$621,871
Nippon Express Co., Ltd.	2,500	145,456
Nippon Kayaku Co., Ltd.(a)	6,000	52,762
Nippon Paint Holdings Co., Ltd.	1,700	174,140
Nippon Signal Co., Ltd.(a)	7,800	76,573
Nippon Telegraph & Telephone Corp.	40,700	829,196
Nissan Chemical Corp.(a)	1,100	58,372
Nissin Foods Holdings Co., Ltd.(a)	1,500	140,718
Nitori Holdings Co., Ltd.	300	62,115
Nitto Denko Corp.	3,000	194,447
Nomura Research Institute Ltd.	5,300	155,439
NSK Ltd.	12,200	92,601
NTT DOCOMO, Inc.(a)	42,800	1,575,647
Obayashi Corp.	14,300	129,409
Oji Holdings Corp.	10,600	48,415
Ono Pharmaceutical Co., Ltd.	5,900	184,721
Otsuka Holdings Co., Ltd.	5,600	236,035
Panasonic Corp.	29,100	245,087
Pola Orbis Holdings, Inc.	4,900	92,075
Recruit Holdings Co., Ltd.	5,600	220,752
Resona Holdings, Inc.	35,200	119,279
Ricoh Co., Ltd.(a)	6,100	40,809
Rohm Co., Ltd.	1,500	115,133
Roland DG Corp.	1,600	20,680
Satori Electric Co., Ltd.(a)	5,400	43,648
SBI Holdings, Inc.	4,900	125,971
Secom Co., Ltd.	2,600	236,668
Seika Corp.(a)	7,100	99,439
Seiko Epson Corp.	5,900	67,369
Sekisui Chemical Co., Ltd.	10,600	168,447
Sekisui House Ltd.	11,100	195,378
Seven & I Holdings Co., Ltd.	7,100	218,658
SG Holdings Co., Ltd.(a)	2,600	134,275
Sharp Corp.	5,900	72,569
Shimano, Inc.	700	137,440
Shimizu Corp.	17,500	130,840
Shin-Etsu Chemical Co., Ltd.	3,400	440,908
Shizuoka Bank Ltd. (The)	14,400	99,066
Softbank Corp.(a)	37,800	421,771
SoftBank Group Corp.	3,300	202,290
Sojitz Corp.(a)	29,200	65,854
Sompo Holdings, Inc.	4,300	147,870
Sony Corp.	4,100	312,055
Square Enix Holdings Co., Ltd.	1,300	85,739
Subaru Corp.	14,500	279,200
SUMCO Corp.	4,900	68,488
Sumitomo Chemical Co., Ltd.	27,700	91,082
Sumitomo Corp.(a)	18,800	224,200
Sumitomo Electric Industries Ltd.	13,700	153,059
Sumitomo Metal Mining Co., Ltd.	4,200	129,148
Sumitomo Mitsui Financial Group, Inc.(a)	17,200	475,514
Sumitomo Mitsui Trust Holdings, Inc.	5,700	150,832
Sumitomo Rubber Industries Ltd.	7,400	68,229
Suntory Beverage & Food Ltd.	3,900	145,977
Suzuki Motor Corp.	3,300	140,187
T&D Holdings, Inc.	9,200	89,969
T. RAD Co., Ltd.	5,700	70,919
Taiheiyo Cement Corp.	3,100	78,550
Taisei Corp.	4,200	141,287
Taiyo Nippon Sanso Corp.(a)	1,900	29,077
Takeda Pharmaceutical Co., Ltd.	17,600	624,414
TDK Corp.	1,400	151,369
Terumo Corp.	4,300	170,321
Toho Bank Ltd. (The)(a)	30,700	67,201
Toho Co., Ltd.	2,500	102,696
Tohoku Electric Power Co., Inc.	11,600	116,077
Tokio Marine Holdings, Inc.	5,900	257,178
Tokyo Electron Ltd.	2,700	699,242
Tokyo Steel Manufacturing Co., Ltd.	5,900	39,974
Toray Industries, Inc.	4,900	22,255
Torishima Pump Manufacturing Co., Ltd.	8,900	68,818
Tosoh Corp.	6,000	96,939
TOTO Ltd.(a)	3,700	169,170
Toyota Motor Corp.	31,174	2,047,742
Toyota Tsusho Corp.	5,700	158,906
Tsubaki Nakashima Co., Ltd.	4,500	33,943
Unicharm Corp.	3,200	142,883
West Holdings Corp.	1,800	48,970
Yamaguchi Financial Group, Inc.	10,900	70,546
Yamaha Corp.	2,900	137,951
Yamaha Motor Co., Ltd.	5,900	85,092
Yamato Holdings Co., Ltd.	3,400	88,955
Yokogawa Electric Corp.	2,100	33,133
Yokohama Rubber Co., Ltd. (The)	5,900	83,359
Z Holdings Corp.	53,700	355,693

Total Japan		36,744,080

Netherlands - 2.4%
ABN AMRO Bank N.V. CVA(b)	15,891	133,275
Akzo Nobel N.V.	1,565	158,598
ASML Holding N.V.	1,575	581,227
BE Semiconductor Industries N.V.	2,468	105,895
GrandVision N.V.*(b)	995	27,828
Heineken Holding N.V.	2,148	167,378
Heineken N.V.	2,766	246,121
IMCD N.V.	590	70,293
Koninklijke Ahold Delhaize N.V.	12,941	383,176
Koninklijke DSM N.V.	1,192	196,531
Koninklijke KPN N.V.	67,467	158,784
Koninklijke Vopak N.V.	1,343	75,688
NN Group N.V.	4,600	172,884
Royal Dutch Shell PLC Class B	69,038	839,150
SBM Offshore N.V.	1,107	17,732
Wolters Kluwer N.V.	2,071	176,896

Total Netherlands		3,511,456

New Zealand - 0.5%
Chorus Ltd.	13,833	79,184
Genesis Energy Ltd.	61,406	119,130
Heartland Group Holdings Ltd.	35,645	29,923

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2020

Investments	Shares	Value
Infratil Ltd.	29,548	$97,461
Mainfreight Ltd.	1,131	34,404
Meridian Energy Ltd.	8,644	28,283
Port of Tauranga Ltd.	19,654	95,486
Ryman Healthcare Ltd.	7,366	68,554
Spark New Zealand Ltd.	35,871	111,440
Summerset Group Holdings Ltd.	11,480	68,219
Z Energy Ltd.	20,967	37,974

Total New Zealand		770,058

Norway - 1.6%
ABG Sundal Collier Holding ASA	159,511	90,695
AF Gruppen ASA	6,389	117,038
Aker ASA Class A	543	23,376
Aker BP ASA	6,692	104,350
Austevoll Seafood ASA	8,001	66,443
Borregaard ASA	3,952	60,315
DNB ASA	20,353	281,261
Equinor ASA	46,697	662,780
Gjensidige Forsikring ASA	5,851	118,438
Kongsberg Gruppen ASA	3,654	54,674
Mowi ASA	8,187	145,118
Ocean Yield ASA(a)	15,014	35,864
Orkla ASA	16,761	169,068
SpareBank 1 SMN	7,579	68,284
Telenor ASA	17,314	289,504
TGS Nopec Geophysical Co. ASA	3,363	40,615

Total Norway		2,327,823

Portugal - 0.4%
Corticeira Amorim, SGPS, S.A.	5,013	61,724
EDP - Energias de Portugal S.A.	58,615	288,343
Galp Energia, SGPS, S.A.	12,406	115,103
NOS, SGPS, S.A.	16,556	58,826
Semapa-Sociedade de Investimento e Gestao	5,393	48,253

Total Portugal		572,249

Singapore - 1.6%
Asian Pay Television Trust	249,400	22,654
CapitaLand Ltd.	54,500	108,194
China Aviation Oil Singapore Corp., Ltd.	77,000	52,458
CSE Global Ltd.	218,600	74,463
DBS Group Holdings Ltd.	35,200	513,392
Genting Singapore Ltd.	250,400	122,898
Jardine Cycle & Carriage Ltd.	5,900	77,753
Keppel Corp., Ltd.	24,500	79,866
NetLink NBN Trust	164,200	117,277
Olam International Ltd.	75,900	70,056
Oversea-Chinese Banking Corp., Ltd.	35,385	218,256
Singapore Exchange Ltd.	16,200	108,585
Singapore Technologies Engineering Ltd.	43,900	111,270
Singapore Telecommunications Ltd.	226,200	351,289
StarHub Ltd.	75,600	66,457
United Overseas Bank Ltd.	17,128	238,771
Yanlord Land Group Ltd.	76,000	62,911

Total Singapore		2,396,550

Spain - 3.2%
ACS Actividades de Construccion y Servicios S.A.	3,676	83,476
Aena SME S.A.*(b)	1,925	269,302
Bankia S.A.	44,600	64,931
Bankinter S.A.	14,809	63,854
CaixaBank S.A.	103,578	220,208
Cie Automotive S.A.	3,102	58,674
ContourGlobal PLC(b)	1,456	3,644
Enagas S.A.	4,465	103,121
Ence Energia y Celulosa S.A.*(a)	8,589	22,077
Endesa S.A.	18,126	485,262
Euskaltel S.A.(b)	6,601	69,898
Faes Farma S.A.	15,859	63,974
Ferrovial S.A.	7,883	191,813
Grifols S.A.(a)	2,790	80,451
Grupo Catalana Occidente S.A.	1,764	44,474
Iberdrola S.A.	74,064	912,806
Industria de Diseno Textil S.A.	33,030	921,837
Mapfre S.A.	44,481	69,739
Naturgy Energy Group S.A.	15,141	303,967
Prosegur Cia de Seguridad S.A.	14,255	34,101
Red Electrica Corp. S.A.	8,738	164,100
Repsol S.A.	24,907	167,124
Sacyr S.A.	16,574	29,542
Telefonica S.A.	67,804	233,522
Tubacex S.A.*	6,743	8,619
Zardoya Otis S.A.	10,081	61,590

Total Spain		4,732,106

Sweden - 2.4%
AAK AB*	4,008	74,853
Atlas Copco AB Class A	8,199	392,819
Axfood AB	5,598	128,473
Boliden AB	3,456	102,985
Epiroc AB Class A	7,120	103,538
Essity AB Class B*	4,595	155,460
Evolution Gaming Group AB(b)	1,557	103,475
Fabege AB(a)	7,242	100,579
Hexagon AB Class B*	1,180	89,364
Husqvarna AB Class B	12,144	133,950
ICA Gruppen AB(a)	2,977	151,444
Intrum AB	3,041	75,023
Investment AB Latour Class B	6,729	158,489
Lifco AB Class B	804	62,478
Lundin Energy AB	3,308	65,975
NCC AB Class B	3,348	61,237
NetEnt AB*	4,384	37,472
NP3 Fastigheter AB	8,286	113,689
Securitas AB Class B*	7,072	108,451
Svenska Handelsbanken AB Class A*	32,621	274,527
Swedish Match AB	1,250	102,346
Tele2 AB Class B(a)	7,286	103,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2020

Investments	Shares	Value
Telefonaktiebolaget LM Ericsson Class B	13,648	$149,869
Telia Co. AB	74,274	305,810
Volvo AB Class B*	21,754	420,618

Total Sweden		3,576,149

Switzerland - 9.8%
ABB Ltd., Registered Shares	27,160	693,227
Adecco Group AG, Registered Shares	3,652	193,501
Cie Financiere Richemont S.A., Registered Shares	4,115	276,349
Coca-Cola HBC AG*	3,095	76,503
Credit Suisse Group AG, Registered Shares	17,315	174,215
DKSH Holding AG	1,342	93,849
EMS-Chemie Holding AG, Registered Shares	264	237,492
Geberit AG, Registered Shares	344	204,359
Givaudan S.A., Registered Shares	63	272,229
Helvetia Holding AG, Registered Shares	524	44,658
Julius Baer Group Ltd.	2,743	117,244
Kuehne + Nagel International AG, Registered Shares	1,907	372,163
LafargeHolcim Ltd., Registered Shares*	7,299	333,589
Logitech International S.A., Registered Shares	1,715	133,803
Lonza Group AG, Registered Shares	312	193,092
Mobilezone Holding AG, Registered Shares	6,239	61,999
Nestle S.A., Registered Shares	21,927	2,609,522
Novartis AG, Registered Shares	23,052	2,004,991
Partners Group Holding AG	292	269,387
Roche Holding AG, Bearer Shares	1,636	563,051
Roche Holding AG Genusschein	6,394	2,193,272
Schindler Holding AG, Participation Certificate	628	171,910
SGS S.A., Registered Shares	71	190,802
SIG Combibloc Group AG*	5,198	104,611
Sika AG, Registered Shares	685	168,724
STMicroelectronics N.V.	4,748	146,153
Sunrise Communications Group AG*(b)	1,074	127,419
Swatch Group AG (The), Bearer Shares	589	137,770
Swiss Life Holding AG, Registered Shares	338	128,210
Swiss Re AG	4,972	369,511
Swisscom AG, Registered Shares	640	340,358
Swissquote Group Holding S.A., Registered Shares	403	32,854
Temenos AG, Registered Shares	410	55,358
UBS Group AG, Registered Shares	61,618	690,792
Vifor Pharma AG	630	85,989
Zurich Insurance Group AG	2,195	766,189

Total Switzerland		14,635,145

United Kingdom - 12.9%
Admiral Group PLC	5,306	179,104
Anglo American PLC	15,165	367,756
Antofagasta PLC	13,714	181,461
Ashmore Group PLC	9,460	43,807
Ashtead Group PLC	2,858	103,455
AstraZeneca PLC	13,271	1,450,946
BAE Systems PLC	47,760	297,607
BP PLC	377,981	1,100,448
British American Tobacco PLC	51,297	1,841,948
Britvic PLC	7,113	75,497
Coca-Cola European Partners PLC	3,910	153,829
Croda International PLC	913	73,770
DCC PLC	765	59,419
Diageo PLC	14,860	509,092
Drax Group PLC	12,260	42,192
easyJet PLC	4,175	27,074
Evraz PLC	50,204	223,658
Fiat Chrysler Automobiles N.V.*	23,953	294,030
Fresnillo PLC	8,971	138,825
GlaxoSmithKline PLC	81,888	1,537,157
Halma PLC	1,476	44,747
Hargreaves Lansdown PLC	3,561	71,909
Hikma Pharmaceuticals PLC	2,206	73,979
Imperial Brands PLC	31,090	549,641
Informa PLC*	14,517	70,660
Intertek Group PLC	1,542	126,268
J Sainsbury PLC	42,392	104,649
Jupiter Fund Management PLC	14,357	41,576
Legal & General Group PLC	104,707	254,960
Liontrust Asset Management PLC	4,489	71,962
London Stock Exchange Group PLC	1,343	154,108
Lookers PLC†	95,565	25,945
McKay Securities PLC	23,683	58,326
Mondi PLC	4,583	97,139
National Grid PLC	63,125	726,148
Numis Corp. PLC	12,882	49,295
Pearson PLC	8,245	58,540
Pennon Group PLC	7,533	100,406
Persimmon PLC	11,047	353,183
Pets at Home Group PLC	148	809
Prudential PLC	21,531	308,693
QinetiQ Group PLC	18,354	65,916
Reckitt Benckiser Group PLC	6,028	589,151
RELX PLC	11,605	258,951
Rio Tinto PLC	17,542	1,055,788
Rotork PLC	14,520	52,973
Royal Dutch Shell PLC Class A	76,978	959,246
Sage Group PLC (The)	14,236	132,658
Schroders PLC	3,169	110,411
Segro PLC	12,808	154,388
Severn Trent PLC	3,997	126,031
Smith & Nephew PLC	5,987	117,377
Spirax-Sarco Engineering PLC	589	84,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2020

Investments	Shares	Value
SSE PLC	28,343	$442,633
St. James’s Place PLC	9,233	111,128
Standard Life Aberdeen PLC	63,383	185,188
Tate & Lyle PLC	12,272	105,536
TechnipFMC PLC	2,745	17,588
Tesco PLC	70,865	194,680
TP ICAP PLC	18,239	53,808
Ultra Electronics Holdings PLC	1,663	44,847
Unilever N.V.	14,721	889,023
Unilever PLC	10,149	626,641
United Utilities Group PLC	11,530	127,565
Vodafone Group PLC	536,071	711,606

Total United Kingdom		19,261,406

TOTAL COMMON STOCKS (Cost: $160,680,020)		147,254,355

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%

United States - 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c) (Cost: $3,806,361)	3,806,361	3,806,361
TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $164,486,381)		151,060,716
Other Assets less Liabilities - (1.3)%		(1,909,961)

NET ASSETS - 100.0%		$149,150,755

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $25,945, which represents 0.02% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2020. At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,981,860. The Fund also had securities on loan having a total market value of $95,371 that were sold and pending settlement. The total market value of the collateral held by the Fund was $9,544,876. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,738,514.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/5/2020	114,196	CHF	124,245	USD	$60	$—
Bank of America N.A.	10/5/2020	626,946	CHF	682,433	USD	15	—
Bank of America N.A.	10/5/2020	75,138	DKK	11,821	USD	16	—
Bank of America N.A.	10/5/2020	412,164	DKK	64,930	USD	3	—
Bank of America N.A.	10/5/2020	168,423	EUR	197,203	USD	311	—
Bank of America N.A.	10/5/2020	923,695	EUR	1,083,164	USD	75	—
Bank of America N.A.	10/5/2020	102,331	GBP	130,220	USD	2,075	—
Bank of America N.A.	10/5/2020	553,258	GBP	715,249	USD	12	—
Bank of America N.A.	10/5/2020	10,792	ILS	3,143	USD	12	—
Bank of America N.A.	10/5/2020	59,039	ILS	17,262	USD	—	(0)^
Bank of America N.A.	10/5/2020	24,555,835	JPY	233,952	USD	—	(1,254)
Bank of America N.A.	10/5/2020	135,611,299	JPY	1,285,012	USD	79	—
Bank of America N.A.	10/5/2020	149,424	NOK	15,980	USD	—	(10)
Bank of America N.A.	10/5/2020	821,184	NOK	87,770	USD	—	(5)
Bank of America N.A.	10/5/2020	2,656	NZD	1,764	USD	—	(8)
Bank of America N.A.	10/5/2020	14,660	NZD	9,691	USD	—	(0)^
Bank of America N.A.	10/5/2020	255,404	SEK	28,703	USD	—	(165)
Bank of America N.A.	10/5/2020	1,410,999	SEK	157,655	USD	3	—
Bank of America N.A.	10/5/2020	24,076	SGD	17,629	USD	8	—
Bank of America N.A.	10/5/2020	132,171	SGD	96,828	USD	—	(7)
Bank of America N.A.	10/5/2020	789,863	USD	710,563	CHF	16,396	—
Bank of America N.A.	10/5/2020	75,151	USD	467,588	DKK	1,486	—
Bank of America N.A.	10/5/2020	1,253,678	USD	1,047,573	EUR	25,164	—
Bank of America N.A.	10/5/2020	827,845	USD	618,136	GBP	28,708	—
Bank of America N.A.	10/5/2020	19,979	USD	66,955	ILS	403	—
Bank of America N.A.	10/5/2020	1,487,302	USD	157,659,961	JPY	—	(6,728)
Bank of America N.A.	10/5/2020	101,587	USD	881,453	NOK	7,380	—
Bank of America N.A.	10/5/2020	11,217	USD	16,597	NZD	246	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2020

Bank of America N.A.	10/5/2020	182,474	USD	1,573,412	SEK	6,669		—
Bank of America N.A.	10/5/2020	112,071	USD	152,366	SGD	455		—
Bank of America N.A.	10/6/2020	101,276	AUD	72,685	USD	—		(95)
Bank of America N.A.	10/6/2020	556,983	AUD	399,231	USD	—		(10)
Bank of America N.A.	10/6/2020	462,079	USD	624,770	AUD	14,271		—
Bank of America N.A.	11/4/2020	370,520	USD	516,901	AUD	4		—
Bank of America N.A.	11/4/2020	682,698	USD	626,683	CHF	—		(30)
Bank of America N.A.	11/4/2020	61,942	USD	393,034	DKK	—		(8)
Bank of America N.A.	11/4/2020	1,057,161	USD	900,977	EUR	—		(90)
Bank of America N.A.	11/4/2020	691,969	USD	535,175	GBP	—		(23)
Bank of America N.A.	11/4/2020	15,785	USD	53,972	ILS	—		(1)
Bank of America N.A.	11/4/2020	80,868	USD	756,602	NOK	2		—
Bank of America N.A.	11/4/2020	8,961	USD	13,557	NZD	—		(0)^
Bank of America N.A.	11/4/2020	158,103	USD	1,414,617	SEK	—		(9)
Bank of America N.A.	11/4/2020	93,466	USD	127,586	SGD	0	^	—
Bank of America N.A.	11/5/2020	1,325,879	USD	139,879,571	JPY	—		(109)
Bank of Montreal	10/5/2020	626,945	CHF	682,433	USD	13		—
Bank of Montreal	10/5/2020	412,149	DKK	64,930	USD	1		—
Bank of Montreal	10/5/2020	923,647	EUR	1,083,164	USD	18		—
Bank of Montreal	10/5/2020	553,257	GBP	715,249	USD	10		—
Bank of Montreal	10/5/2020	59,037	ILS	17,262	USD	—		(1)
Bank of Montreal	10/5/2020	135,604,874	JPY	1,285,012	USD	18		—
Bank of Montreal	10/5/2020	821,211	NOK	87,770	USD	—		(2)
Bank of Montreal	10/5/2020	14,661	NZD	9,691	USD	—		(0)^
Bank of Montreal	10/5/2020	1,410,989	SEK	157,655	USD	2		—
Bank of Montreal	10/5/2020	132,178	SGD	96,828	USD	—		(1)
Bank of Montreal	10/5/2020	789,863	USD	710,548	CHF	16,412		—
Bank of Montreal	10/5/2020	75,151	USD	467,510	DKK	1,498		—
Bank of Montreal	10/5/2020	1,253,678	USD	1,047,538	EUR	25,205		—
Bank of Montreal	10/5/2020	827,845	USD	618,150	GBP	28,690		—
Bank of Montreal	10/5/2020	19,979	USD	66,965	ILS	400		—
Bank of Montreal	10/5/2020	1,487,302	USD	157,657,878	JPY	—		(6,708)
Bank of Montreal	10/5/2020	101,587	USD	881,382	NOK	7,388		—
Bank of Montreal	10/5/2020	11,217	USD	16,596	NZD	247		—
Bank of Montreal	10/5/2020	182,474	USD	1,573,266	SEK	6,685		—
Bank of Montreal	10/5/2020	112,071	USD	152,371	SGD	452		—
Bank of Montreal	10/6/2020	556,991	AUD	399,231	USD	—		(5)
Bank of Montreal	10/6/2020	462,079	USD	624,753	AUD	14,284		—
Bank of Montreal	11/4/2020	370,520	USD	516,906	AUD	—		(0)^
Bank of Montreal	11/4/2020	682,698	USD	626,672	CHF	—		(18)
Bank of Montreal	11/4/2020	61,942	USD	392,997	DKK	—		(2)
Bank of Montreal	11/4/2020	1,057,161	USD	900,928	EUR	—		(31)
Bank of Montreal	11/4/2020	691,969	USD	535,170	GBP	—		(17)
Bank of Montreal	11/4/2020	15,785	USD	53,982	ILS	—		(4)
Bank of Montreal	11/4/2020	80,868	USD	756,622	NOK	—		(0)^
Bank of Montreal	11/4/2020	8,961	USD	13,557	NZD	—		—
Bank of Montreal	11/4/2020	158,103	USD	1,414,582	SEK	—		(5)
Bank of Montreal	11/4/2020	93,466	USD	127,582	SGD	3		—
Bank of Montreal	11/5/2020	1,325,879	USD	139,873,074	JPY	—		(47)
Barclays Bank PLC	10/5/2020	789,863	USD	710,552	CHF	16,408		—
Barclays Bank PLC	10/5/2020	75,151	USD	467,530	DKK	1,495		—
Barclays Bank PLC	10/5/2020	1,253,678	USD	1,047,523	EUR	25,223		—
Barclays Bank PLC	10/5/2020	827,845	USD	618,150	GBP	28,690		—
Barclays Bank PLC	10/5/2020	19,979	USD	66,955	ILS	403		—
Barclays Bank PLC	10/5/2020	1,487,302	USD	157,653,417	JPY	—		(6,666)
Barclays Bank PLC	10/5/2020	101,587	USD	881,377	NOK	7,389		—
Barclays Bank PLC	10/5/2020	11,217	USD	16,596	NZD	247		—
Barclays Bank PLC	10/5/2020	182,474	USD	1,573,260	SEK	6,686		—
Barclays Bank PLC	10/5/2020	112,071	USD	152,377	SGD	447		—
Barclays Bank PLC	10/6/2020	462,079	USD	624,761	AUD	14,278		—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2020

Canadian Imperial Bank of Commerce	10/5/2020	806,069	CHF	877,421	USD	7		—
Canadian Imperial Bank of Commerce	10/5/2020	529,920	DKK	83,485	USD	0	^	—
Canadian Imperial Bank of Commerce	10/5/2020	1,187,641	EUR	1,392,651	USD	123		—
Canadian Imperial Bank of Commerce	10/5/2020	711,320	GBP	919,607	USD	—		(1)
Canadian Imperial Bank of Commerce	10/5/2020	75,907	ILS	22,195	USD	—		(1)
Canadian Imperial Bank of Commerce	10/5/2020	174,357,075	JPY	1,652,171	USD	86		—
Canadian Imperial Bank of Commerce	10/5/2020	1,055,936	NOK	112,855	USD	—		(0)^
Canadian Imperial Bank of Commerce	10/5/2020	18,867	NZD	12,471	USD	—		(0)^
Canadian Imperial Bank of Commerce	10/5/2020	1,814,180	SEK	202,708	USD	—		(1)
Canadian Imperial Bank of Commerce	10/5/2020	169,954	SGD	124,500	USD	—		(1)
Canadian Imperial Bank of Commerce	10/5/2020	789,863	USD	710,575	CHF	16,383		—
Canadian Imperial Bank of Commerce	10/5/2020	75,151	USD	467,551	DKK	1,492		—
Canadian Imperial Bank of Commerce	10/5/2020	1,253,678	USD	1,047,554	EUR	25,187		—
Canadian Imperial Bank of Commerce	10/5/2020	827,845	USD	618,167	GBP	28,668		—
Canadian Imperial Bank of Commerce	10/5/2020	19,979	USD	66,944	ILS	406		—
Canadian Imperial Bank of Commerce	10/5/2020	1,487,302	USD	157,658,920	JPY	—		(6,718)
Canadian Imperial Bank of Commerce	10/5/2020	101,587	USD	881,425	NOK	7,383		—
Canadian Imperial Bank of Commerce	10/5/2020	11,217	USD	16,596	NZD	247		—
Canadian Imperial Bank of Commerce	10/5/2020	182,474	USD	1,573,306	SEK	6,681		—
Canadian Imperial Bank of Commerce	10/5/2020	112,071	USD	152,369	SGD	453		—
Canadian Imperial Bank of Commerce	10/6/2020	716,150	AUD	513,303	USD	2		—
Canadian Imperial Bank of Commerce	10/6/2020	462,079	USD	624,765	AUD	14,276		—
Canadian Imperial Bank of Commerce	11/4/2020	476,392	USD	664,621	AUD	—		(10)
Canadian Imperial Bank of Commerce	11/4/2020	877,762	USD	805,724	CHF	—		(20)
Canadian Imperial Bank of Commerce	11/4/2020	79,641	USD	505,293	DKK	—		(4)
Canadian Imperial Bank of Commerce	11/4/2020	1,359,210	USD	1,158,418	EUR	—		(134)
Canadian Imperial Bank of Commerce	11/4/2020	889,688	USD	688,075	GBP	—		(8)
Canadian Imperial Bank of Commerce	11/4/2020	20,301	USD	69,419	ILS	—		(3)
Canadian Imperial Bank of Commerce	11/4/2020	103,985	USD	972,919	NOK	—		(1)
Canadian Imperial Bank of Commerce	11/4/2020	11,530	USD	17,444	NZD	—		(0)^
Canadian Imperial Bank of Commerce	11/4/2020	203,280	USD	1,818,769	SEK	—		(4)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2020

Canadian Imperial Bank of Commerce	11/4/2020	120,172	USD	164,044	SGD	—		(2)
Canadian Imperial Bank of Commerce	11/5/2020	1,704,711	USD	179,845,476	JPY	—		(133)
Citibank N.A.	10/5/2020	626,936	CHF	682,433	USD	3		—
Citibank N.A.	10/5/2020	412,147	DKK	64,930	USD	1		—
Citibank N.A.	10/5/2020	923,635	EUR	1,083,164	USD	4		—
Citibank N.A.	10/5/2020	553,251	GBP	715,249	USD	3		—
Citibank N.A.	10/5/2020	59,038	ILS	17,262	USD	—		(1)
Citibank N.A.	10/5/2020	135,603,075	JPY	1,285,012	USD	1		—
Citibank N.A.	10/5/2020	821,209	NOK	87,770	USD	—		(2)
Citibank N.A.	10/5/2020	14,660	NZD	9,691	USD	—		(0)^
Citibank N.A.	10/5/2020	1,410,989	SEK	157,655	USD	2		—
Citibank N.A.	10/5/2020	132,176	SGD	96,828	USD	—		(3)
Citibank N.A.	10/5/2020	789,863	USD	710,534	CHF	16,428		—
Citibank N.A.	10/5/2020	75,151	USD	467,528	DKK	1,495		—
Citibank N.A.	10/5/2020	1,253,678	USD	1,047,558	EUR	25,182		—
Citibank N.A.	10/5/2020	827,845	USD	618,132	GBP	28,714		—
Citibank N.A.	10/5/2020	19,979	USD	66,940	ILS	407		—
Citibank N.A.	10/5/2020	1,487,302	USD	157,659,366	JPY	—		(6,722)
Citibank N.A.	10/5/2020	101,587	USD	881,354	NOK	7,391		—
Citibank N.A.	10/5/2020	11,217	USD	16,597	NZD	247		—
Citibank N.A.	10/5/2020	182,474	USD	1,573,220	SEK	6,690		—
Citibank N.A.	10/5/2020	112,071	USD	152,371	SGD	452		—
Citibank N.A.	10/6/2020	556,983	AUD	399,231	USD	—		(10)
Citibank N.A.	10/6/2020	462,079	USD	624,770	AUD	14,272		—
Citibank N.A.	11/4/2020	370,520	USD	516,915	AUD	—		(6)
Citibank N.A.	11/4/2020	682,698	USD	626,685	CHF	—		(32)
Citibank N.A.	11/4/2020	61,942	USD	393,006	DKK	—		(4)
Citibank N.A.	11/4/2020	1,057,161	USD	900,932	EUR	—		(36)
Citibank N.A.	11/4/2020	691,969	USD	535,169	GBP	—		(16)
Citibank N.A.	11/4/2020	15,785	USD	53,971	ILS	—		(0)^
Citibank N.A.	11/4/2020	80,868	USD	756,630	NOK	—		(1)
Citibank N.A.	11/4/2020	8,961	USD	13,557	NZD	0	^	—
Citibank N.A.	11/4/2020	158,103	USD	1,414,577	SEK	—		(5)
Citibank N.A.	11/4/2020	93,466	USD	127,584	SGD	1		—
Citibank N.A.	11/5/2020	1,325,879	USD	139,872,809	JPY	—		(45)
Commonwealth Bank of Australia	10/5/2020	626,985	CHF	682,433	USD	57		—
Commonwealth Bank of Australia	10/5/2020	412,159	DKK	64,930	USD	3		—
Commonwealth Bank of Australia	10/5/2020	923,689	EUR	1,083,164	USD	68		—
Commonwealth Bank of Australia	10/5/2020	553,256	GBP	715,249	USD	9		—
Commonwealth Bank of Australia	10/5/2020	59,041	ILS	17,262	USD	0	^	—
Commonwealth Bank of Australia	10/5/2020	135,611,171	JPY	1,285,012	USD	77		—
Commonwealth Bank of Australia	10/5/2020	821,229	NOK	87,770	USD	0	^	—
Commonwealth Bank of Australia	10/5/2020	14,661	NZD	9,691	USD	0	^	—
Commonwealth Bank of Australia	10/5/2020	1,411,012	SEK	157,655	USD	5		—
Commonwealth Bank of Australia	10/5/2020	132,180	SGD	96,828	USD	0	^	—
Commonwealth Bank of Australia	10/5/2020	789,863	USD	710,558	CHF	16,401		—
Commonwealth Bank of Australia	10/5/2020	75,151	USD	467,543	DKK	1,493		—
Commonwealth Bank of Australia	10/5/2020	1,253,678	USD	1,047,583	EUR	25,153		—
Commonwealth Bank of Australia	10/5/2020	827,845	USD	618,164	GBP	28,672		—
Commonwealth Bank of Australia	10/5/2020	19,979	USD	66,947	ILS	405		—
Commonwealth Bank of Australia	10/5/2020	1,487,302	USD	157,662,489	JPY	—		(6,752)
Commonwealth Bank of Australia	10/5/2020	101,587	USD	881,405	NOK	7,385		—
Commonwealth Bank of Australia	10/5/2020	11,217	USD	16,596	NZD	247		—
Commonwealth Bank of Australia	10/5/2020	182,474	USD	1,573,311	SEK	6,680		—
Commonwealth Bank of Australia	10/5/2020	112,071	USD	152,372	SGD	451		—
Commonwealth Bank of Australia	10/6/2020	557,002	AUD	399,231	USD	3		—
Commonwealth Bank of Australia	10/6/2020	462,079	USD	624,770	AUD	14,271		—
Commonwealth Bank of Australia	11/4/2020	370,520	USD	516,916	AUD	—		(7)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2020

Commonwealth Bank of Australia	11/4/2020	682,698	USD	626,710	CHF	—		(60)
Commonwealth Bank of Australia	11/4/2020	61,942	USD	393,007	DKK	—		(4)
Commonwealth Bank of Australia	11/4/2020	1,057,161	USD	900,977	EUR	—		(89)
Commonwealth Bank of Australia	11/4/2020	691,969	USD	535,170	GBP	—		(17)
Commonwealth Bank of Australia	11/4/2020	15,785	USD	53,978	ILS	—		(3)
Commonwealth Bank of Australia	11/4/2020	80,868	USD	756,633	NOK	—		(1)
Commonwealth Bank of Australia	11/4/2020	8,961	USD	13,556	NZD	1		—
Commonwealth Bank of Australia	11/4/2020	158,103	USD	1,414,595	SEK	—		(7)
Commonwealth Bank of Australia	11/4/2020	93,466	USD	127,589	SGD	—		(2)
Commonwealth Bank of Australia	11/5/2020	1,325,879	USD	139,878,908	JPY	—		(102)
Credit Suisse International	10/5/2020	626,933	CHF	682,433	USD	0	^	—
Credit Suisse International	10/5/2020	412,137	DKK	64,930	USD	—		(1)
Credit Suisse International	10/5/2020	923,635	EUR	1,083,164	USD	4		—
Credit Suisse International	10/5/2020	553,249	GBP	715,249	USD	1		—
Credit Suisse International	10/5/2020	59,036	ILS	17,262	USD	—		(1)
Credit Suisse International	10/5/2020	135,601,790	JPY	1,285,012	USD	—		(12)
Credit Suisse International	10/5/2020	821,191	NOK	87,770	USD	—		(4)
Credit Suisse International	10/5/2020	14,659	NZD	9,691	USD	—		(1)
Credit Suisse International	10/5/2020	1,410,985	SEK	157,655	USD	1		—
Credit Suisse International	10/5/2020	132,171	SGD	96,828	USD	—		(6)
Credit Suisse International	10/5/2020	789,863	USD	710,563	CHF	16,396		—
Credit Suisse International	10/5/2020	75,151	USD	467,537	DKK	1,494		—
Credit Suisse International	10/5/2020	1,253,678	USD	1,047,549	EUR	25,193		—
Credit Suisse International	10/5/2020	827,845	USD	618,140	GBP	28,703		—
Credit Suisse International	10/5/2020	19,979	USD	66,949	ILS	404		—
Credit Suisse International	10/5/2020	1,487,302	USD	157,658,473	JPY	—		(6,714)
Credit Suisse International	10/5/2020	101,587	USD	881,401	NOK	7,386		—
Credit Suisse International	10/5/2020	11,217	USD	16,597	NZD	246		—
Credit Suisse International	10/5/2020	182,474	USD	1,573,321	SEK	6,679		—
Credit Suisse International	10/5/2020	112,071	USD	152,375	SGD	449		—
Credit Suisse International	10/6/2020	556,961	AUD	399,231	USD	—		(26)
Credit Suisse International	10/6/2020	462,079	USD	624,784	AUD	14,262		—
Credit Suisse International	11/4/2020	370,520	USD	516,917	AUD	—		(8)
Credit Suisse International	11/4/2020	682,698	USD	626,698	CHF	—		(47)
Credit Suisse International	11/4/2020	61,942	USD	393,020	DKK	—		(6)
Credit Suisse International	11/4/2020	1,057,161	USD	900,962	EUR	—		(72)
Credit Suisse International	11/4/2020	691,969	USD	535,187	GBP	—		(39)
Credit Suisse International	11/4/2020	15,785	USD	53,971	ILS	—		(0)^
Credit Suisse International	11/4/2020	80,868	USD	756,623	NOK	—		(0)^
Credit Suisse International	11/4/2020	8,961	USD	13,557	NZD	—		(0)^
Credit Suisse International	11/4/2020	158,103	USD	1,414,615	SEK	—		(9)
Credit Suisse International	11/4/2020	93,466	USD	127,589	SGD	—		(2)
Credit Suisse International	11/5/2020	1,325,879	USD	139,876,389	JPY	—		(79)
Goldman Sachs	10/5/2020	626,945	CHF	682,433	USD	13		—
Goldman Sachs	10/5/2020	412,151	DKK	64,930	USD	2		—
Goldman Sachs	10/5/2020	923,652	EUR	1,083,164	USD	24		—
Goldman Sachs	10/5/2020	553,256	GBP	715,249	USD	9		—
Goldman Sachs	10/5/2020	59,039	ILS	17,262	USD	—		(0)^
Goldman Sachs	10/5/2020	135,605,517	JPY	1,285,012	USD	24		—
Goldman Sachs	10/5/2020	821,215	NOK	87,770	USD	—		(1)
Goldman Sachs	10/5/2020	14,661	NZD	9,691	USD	—		(0)^
Goldman Sachs	10/5/2020	1,410,991	SEK	157,655	USD	2		—
Goldman Sachs	10/5/2020	132,177	SGD	96,828	USD	—		(2)
Goldman Sachs	10/5/2020	789,863	USD	710,554	CHF	16,406		—
Goldman Sachs	10/5/2020	75,151	USD	467,947	DKK	1,429		—
Goldman Sachs	10/5/2020	1,253,678	USD	1,047,536	EUR	25,208		—
Goldman Sachs	10/5/2020	827,845	USD	618,129	GBP	28,718		—
Goldman Sachs	10/5/2020	19,979	USD	66,992	ILS	392		—
Goldman Sachs	10/5/2020	1,487,302	USD	157,481,484	JPY	—		(5,037)
Goldman Sachs	10/5/2020	101,587	USD	881,403	NOK	7,386		—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2020

Goldman Sachs	10/5/2020	11,217	USD	16,624	NZD	229		—
Goldman Sachs	10/5/2020	182,474	USD	1,573,307	SEK	6,680		—
Goldman Sachs	10/5/2020	112,071	USD	152,437	SGD	404		—
Goldman Sachs	10/6/2020	556,994	AUD	399,231	USD	—		(3)
Goldman Sachs	10/6/2020	462,079	USD	624,761	AUD	14,278		—
Goldman Sachs	11/4/2020	370,520	USD	516,908	AUD	—		(2)
Goldman Sachs	11/4/2020	682,698	USD	626,672	CHF	—		(19)
Goldman Sachs	11/4/2020	61,942	USD	393,005	DKK	—		(4)
Goldman Sachs	11/4/2020	1,057,161	USD	900,937	EUR	—		(42)
Goldman Sachs	11/4/2020	691,969	USD	535,170	GBP	—		(17)
Goldman Sachs	11/4/2020	15,785	USD	53,971	ILS	—		(1)
Goldman Sachs	11/4/2020	80,868	USD	756,621	NOK	0	^	—
Goldman Sachs	11/4/2020	8,961	USD	13,557	NZD	—		(0)^
Goldman Sachs	11/4/2020	158,103	USD	1,414,595	SEK	—		(7)
Goldman Sachs	11/4/2020	93,466	USD	127,587	SGD	—		(1)
Goldman Sachs	11/5/2020	1,325,879	USD	139,873,737	JPY	—		(53)
HSBC Holdings PLC	10/5/2020	626,995	CHF	682,433	USD	68		—
HSBC Holdings PLC	10/5/2020	412,166	DKK	64,930	USD	4		—
HSBC Holdings PLC	10/5/2020	923,703	EUR	1,083,164	USD	84		—
HSBC Holdings PLC	10/5/2020	553,264	GBP	715,249	USD	20		—
HSBC Holdings PLC	10/5/2020	59,040	ILS	17,262	USD	0	^	—
HSBC Holdings PLC	10/5/2020	135,609,372	JPY	1,285,012	USD	60		—
HSBC Holdings PLC	10/5/2020	821,216	NOK	87,770	USD	—		(1)
HSBC Holdings PLC	10/5/2020	14,661	NZD	9,691	USD	—		(0)^
HSBC Holdings PLC	10/5/2020	1,411,033	SEK	157,655	USD	7		—
HSBC Holdings PLC	10/5/2020	132,178	SGD	96,828	USD	—		(1)
HSBC Holdings PLC	10/6/2020	556,993	AUD	399,231	USD	—		(3)
HSBC Holdings PLC	11/4/2020	370,520	USD	516,908	AUD	—		(1)
HSBC Holdings PLC	11/4/2020	682,698	USD	626,719	CHF	—		(70)
HSBC Holdings PLC	11/4/2020	61,942	USD	393,011	DKK	—		(5)
HSBC Holdings PLC	11/4/2020	1,057,161	USD	900,979	EUR	—		(91)
HSBC Holdings PLC	11/4/2020	691,969	USD	535,178	GBP	—		(27)
HSBC Holdings PLC	11/4/2020	15,785	USD	53,971	ILS	—		(0)^
HSBC Holdings PLC	11/4/2020	80,868	USD	756,609	NOK	1		—
HSBC Holdings PLC	11/4/2020	8,961	USD	13,556	NZD	0	^	—
HSBC Holdings PLC	11/4/2020	158,103	USD	1,414,603	SEK	—		(7)
HSBC Holdings PLC	11/4/2020	93,466	USD	127,587	SGD	—		(0)^
HSBC Holdings PLC	11/5/2020	1,325,879	USD	139,877,052	JPY	—		(85)
JP Morgan Chase Bank N.A.	10/5/2020	626,951	CHF	682,433	USD	19		—
JP Morgan Chase Bank N.A.	10/5/2020	412,151	DKK	64,930	USD	2		—
JP Morgan Chase Bank N.A.	10/5/2020	923,657	EUR	1,083,164	USD	30		—
JP Morgan Chase Bank N.A.	10/5/2020	553,262	GBP	715,249	USD	17		—
JP Morgan Chase Bank N.A.	10/5/2020	59,038	ILS	17,262	USD	—		(0)^
JP Morgan Chase Bank N.A.	10/5/2020	135,606,031	JPY	1,285,012	USD	29		—
JP Morgan Chase Bank N.A.	10/5/2020	821,209	NOK	87,770	USD	—		(2)
JP Morgan Chase Bank N.A.	10/5/2020	14,661	NZD	9,691	USD	—		(0)^
JP Morgan Chase Bank N.A.	10/5/2020	1,411,004	SEK	157,655	USD	4		—
JP Morgan Chase Bank N.A.	10/5/2020	132,175	SGD	96,828	USD	—		(4)
JP Morgan Chase Bank N.A.	10/5/2020	394,939	USD	355,276	CHF	8,211		—
JP Morgan Chase Bank N.A.	10/5/2020	37,584	USD	233,811	DKK	749		—
JP Morgan Chase Bank N.A.	10/5/2020	626,850	USD	523,775	EUR	12,607		—
JP Morgan Chase Bank N.A.	10/5/2020	413,924	USD	309,066	GBP	14,358		—
JP Morgan Chase Bank N.A.	10/5/2020	9,996	USD	33,493	ILS	203		—
JP Morgan Chase Bank N.A.	10/5/2020	743,655	USD	78,828,545	JPY	—		(3,346)
JP Morgan Chase Bank N.A.	10/5/2020	50,801	USD	440,751	NOK	3,695		—
JP Morgan Chase Bank N.A.	10/5/2020	5,614	USD	8,306	NZD	124		—
JP Morgan Chase Bank N.A.	10/5/2020	91,238	USD	786,631	SEK	3,344		—
JP Morgan Chase Bank N.A.	10/5/2020	56,041	USD	76,192	SGD	227		—
JP Morgan Chase Bank N.A.	10/6/2020	556,989	AUD	399,231	USD	—		(6)
JP Morgan Chase Bank N.A.	10/6/2020	231,043	USD	312,380	AUD	7,143		—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2020

JP Morgan Chase Bank N.A.	11/4/2020	370,520	USD	516,897	AUD	7		—
JP Morgan Chase Bank N.A.	11/4/2020	682,698	USD	626,676	CHF	—		(24)
JP Morgan Chase Bank N.A.	11/4/2020	61,942	USD	393,000	DKK	—		(3)
JP Morgan Chase Bank N.A.	11/4/2020	1,057,161	USD	900,952	EUR	—		(60)
JP Morgan Chase Bank N.A.	11/4/2020	691,969	USD	535,170	GBP	—		(18)
JP Morgan Chase Bank N.A.	11/4/2020	15,785	USD	53,969	ILS	0	^	—
JP Morgan Chase Bank N.A.	11/4/2020	80,868	USD	756,599	NOK	2		—
JP Morgan Chase Bank N.A.	11/4/2020	8,961	USD	13,556	NZD	0	^	—
JP Morgan Chase Bank N.A.	11/4/2020	158,103	USD	1,414,582	SEK	—		(5)
JP Morgan Chase Bank N.A.	11/4/2020	93,466	USD	127,585	SGD	1		—
JP Morgan Chase Bank N.A.	11/5/2020	1,325,879	USD	139,875,726	JPY	—		(72)
Morgan Stanley & Co. International	10/5/2020	626,931	CHF	682,433	USD	—		(2)
Morgan Stanley & Co. International	10/5/2020	412,142	DKK	64,930	USD	0	^	—
Morgan Stanley & Co. International	10/5/2020	923,658	EUR	1,083,164	USD	31		—
Morgan Stanley & Co. International	10/5/2020	553,247	GBP	715,249	USD	—		(2)
Morgan Stanley & Co. International	10/5/2020	59,040	ILS	17,262	USD	0	^	—
Morgan Stanley & Co. International	10/5/2020	135,605,517	JPY	1,285,012	USD	24		—
Morgan Stanley & Co. International	10/5/2020	821,227	NOK	87,770	USD	—		(0)^
Morgan Stanley & Co. International	10/5/2020	14,661	NZD	9,691	USD	—		(0)^
Morgan Stanley & Co. International	10/5/2020	1,410,970	SEK	157,655	USD	—		(0)^
Morgan Stanley & Co. International	10/5/2020	132,180	SGD	96,828	USD	0	^	—
Morgan Stanley & Co. International	10/5/2020	789,863	USD	711,389	CHF	15,497		—
Morgan Stanley & Co. International	10/5/2020	75,151	USD	467,945	DKK	1,430		—
Morgan Stanley & Co. International	10/5/2020	1,253,678	USD	1,048,708	EUR	23,834		—
Morgan Stanley & Co. International	10/5/2020	827,845	USD	619,079	GBP	27,489		—
Morgan Stanley & Co. International	10/5/2020	19,979	USD	67,084	ILS	365		—
Morgan Stanley & Co. International	10/5/2020	1,487,302	USD	157,673,941	JPY	—		(6,861)
Morgan Stanley & Co. International	10/5/2020	101,587	USD	884,618	NOK	7,042		—
Morgan Stanley & Co. International	10/5/2020	11,217	USD	16,600	NZD	244		—
Morgan Stanley & Co. International	10/5/2020	182,474	USD	1,571,265	SEK	6,909		—
Morgan Stanley & Co. International	10/5/2020	112,071	USD	152,380	SGD	445		—
Morgan Stanley & Co. International	10/6/2020	556,994	AUD	399,231	USD	—		(3)
Morgan Stanley & Co. International	10/6/2020	462,079	USD	625,303	AUD	13,890		—
Morgan Stanley & Co. International	11/4/2020	370,520	USD	516,923	AUD	—		(12)
Morgan Stanley & Co. International	11/4/2020	682,698	USD	626,662	CHF	—		(8)
Morgan Stanley & Co. International	11/4/2020	61,942	USD	392,994	DKK	—		(2)
Morgan Stanley & Co. International	11/4/2020	1,057,161	USD	900,969	EUR	—		(80)
Morgan Stanley & Co. International	11/4/2020	691,969	USD	535,166	GBP	—		(12)
Morgan Stanley & Co. International	11/4/2020	15,785	USD	53,970	ILS	—		(0)^
Morgan Stanley & Co. International	11/4/2020	80,868	USD	756,625	NOK	—		(0)^
Morgan Stanley & Co. International	11/4/2020	8,961	USD	13,557	NZD	—		(0)^
Morgan Stanley & Co. International	11/4/2020	158,103	USD	1,414,549	SEK	—		(1)
Morgan Stanley & Co. International	11/4/2020	93,466	USD	127,597	SGD	—		(8)
Morgan Stanley & Co. International	11/5/2020	1,325,879	USD	139,879,704	JPY	—		(110)
Royal Bank of Canada	10/5/2020	626,935	CHF	682,433	USD	2		—
Royal Bank of Canada	10/5/2020	412,140	DKK	64,930	USD	—		(0)^
Royal Bank of Canada	10/5/2020	923,634	EUR	1,083,164	USD	3		—
Royal Bank of Canada	10/5/2020	553,247	GBP	715,249	USD	—		(2)
Royal Bank of Canada	10/5/2020	59,039	ILS	17,262	USD	—		(0)^
Royal Bank of Canada	10/5/2020	135,602,818	JPY	1,285,012	USD	—		(2)
Royal Bank of Canada	10/5/2020	821,225	NOK	87,770	USD	—		(0)^
Royal Bank of Canada	10/5/2020	14,661	NZD	9,691	USD	—		(0)^
Royal Bank of Canada	10/5/2020	1,410,968	SEK	157,655	USD	—		(0)^
Royal Bank of Canada	10/5/2020	132,179	SGD	96,828	USD	—		(0)^
Royal Bank of Canada	10/6/2020	556,997	AUD	399,231	USD	—		(0)^
Royal Bank of Canada	11/4/2020	370,520	USD	516,911	AUD	—		(4)
Royal Bank of Canada	11/4/2020	682,698	USD	626,661	CHF	—		(6)
Royal Bank of Canada	11/4/2020	61,942	USD	392,994	DKK	—		(2)
Royal Bank of Canada	11/4/2020	1,057,161	USD	900,905	EUR	—		(5)
Royal Bank of Canada	11/4/2020	691,969	USD	535,162	GBP	—		(7)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2020

Royal Bank of Canada	11/4/2020	15,785	USD	53,970	ILS	—		(0)^
Royal Bank of Canada	11/4/2020	80,868	USD	756,630	NOK	—		(1)
Royal Bank of Canada	11/4/2020	8,961	USD	13,557	NZD	—		(0)^
Royal Bank of Canada	11/4/2020	158,103	USD	1,414,550	SEK	—		(2)
Royal Bank of Canada	11/4/2020	93,466	USD	127,587	SGD	—		(1)
Royal Bank of Canada	11/5/2020	1,325,879	USD	139,869,627	JPY	—		(15)
Societe Generale	10/5/2020	626,951	CHF	682,433	USD	20		—
Societe Generale	10/5/2020	412,164	DKK	64,930	USD	4		—
Societe Generale	10/5/2020	923,673	EUR	1,083,164	USD	49		—
Societe Generale	10/5/2020	553,260	GBP	715,249	USD	15		—
Societe Generale	10/5/2020	59,039	ILS	17,262	USD	—		(0)^
Societe Generale	10/5/2020	135,609,886	JPY	1,285,012	USD	65		—
Societe Generale	10/5/2020	821,188	NOK	87,770	USD	—		(4)
Societe Generale	10/5/2020	14,660	NZD	9,691	USD	—		(0)^
Societe Generale	10/5/2020	1,411,045	SEK	157,655	USD	8		—
Societe Generale	10/5/2020	132,174	SGD	96,828	USD	—		(4)
Societe Generale	10/5/2020	789,863	USD	710,521	CHF	16,442		—
Societe Generale	10/5/2020	75,151	USD	467,620	DKK	1,481		—
Societe Generale	10/5/2020	1,253,678	USD	1,047,543	EUR	25,200		—
Societe Generale	10/5/2020	827,845	USD	618,150	GBP	28,690		—
Societe Generale	10/5/2020	19,979	USD	66,946	ILS	405		—
Societe Generale	10/5/2020	1,487,302	USD	157,662,935	JPY	—		(6,756)
Societe Generale	10/5/2020	101,587	USD	881,430	NOK	7,383		—
Societe Generale	10/5/2020	11,217	USD	16,597	NZD	246		—
Societe Generale	10/5/2020	182,474	USD	1,573,309	SEK	6,680		—
Societe Generale	10/5/2020	112,071	USD	152,376	SGD	448		—
Societe Generale	10/6/2020	556,994	AUD	399,231	USD	—		(3)
Societe Generale	10/6/2020	462,079	USD	624,735	AUD	14,297		—
Societe Generale	11/4/2020	370,520	USD	516,908	AUD	—		(2)
Societe Generale	11/4/2020	682,698	USD	626,683	CHF	—		(30)
Societe Generale	11/4/2020	61,942	USD	393,020	DKK	—		(6)
Societe Generale	11/4/2020	1,057,161	USD	900,961	EUR	—		(71)
Societe Generale	11/4/2020	691,969	USD	535,178	GBP	—		(28)
Societe Generale	11/4/2020	15,785	USD	53,973	ILS	—		(1)
Societe Generale	11/4/2020	80,868	USD	756,589	NOK	4		—
Societe Generale	11/4/2020	8,961	USD	13,556	NZD	0	^	—
Societe Generale	11/4/2020	158,103	USD	1,414,623	SEK	—		(10)
Societe Generale	11/4/2020	93,466	USD	127,582	SGD	3		—
Societe Generale	11/5/2020	1,325,879	USD	139,880,234	JPY	—		(115)
Standard Chartered Bank	10/5/2020	626,935	CHF	682,433	USD	2		—
Standard Chartered Bank	10/5/2020	412,139	DKK	64,930	USD	—		(1)
Standard Chartered Bank	10/5/2020	923,630	EUR	1,083,164	USD	—		(2)
Standard Chartered Bank	10/5/2020	553,248	GBP	715,249	USD	—		(1)
Standard Chartered Bank	10/5/2020	59,039	ILS	17,262	USD	—		(0)^
Standard Chartered Bank	10/5/2020	135,607,316	JPY	1,285,012	USD	41		—
Standard Chartered Bank	10/5/2020	821,208	NOK	87,770	USD	—		(2)
Standard Chartered Bank	10/5/2020	14,661	NZD	9,691	USD	—		(0)^
Standard Chartered Bank	10/5/2020	1,410,952	SEK	157,655	USD	—		(2)
Standard Chartered Bank	10/5/2020	132,177	SGD	96,828	USD	—		(2)
Standard Chartered Bank	10/5/2020	789,863	USD	710,532	CHF	16,430		—
Standard Chartered Bank	10/5/2020	75,151	USD	467,563	DKK	1,490		—
Standard Chartered Bank	10/5/2020	1,253,678	USD	1,047,591	EUR	25,144		—
Standard Chartered Bank	10/5/2020	827,845	USD	618,138	GBP	28,705		—
Standard Chartered Bank	10/5/2020	19,979	USD	66,949	ILS	405		—
Standard Chartered Bank	10/5/2020	1,487,302	USD	157,667,397	JPY	—		(6,798)
Standard Chartered Bank	10/5/2020	101,587	USD	881,424	NOK	7,384		—
Standard Chartered Bank	10/5/2020	11,217	USD	16,596	NZD	247		—
Standard Chartered Bank	10/5/2020	182,474	USD	1,573,302	SEK	6,681		—
Standard Chartered Bank	10/5/2020	112,071	USD	152,371	SGD	452		—
Standard Chartered Bank	10/6/2020	556,998	AUD	399,231	USD	0	^	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2020

Standard Chartered Bank	10/6/2020	462,079	USD	624,743	AUD	14,291		—
Standard Chartered Bank	11/4/2020	370,520	USD	516,913	AUD	—		(5)
Standard Chartered Bank	11/4/2020	682,698	USD	626,663	CHF	—		(9)
Standard Chartered Bank	11/4/2020	61,942	USD	392,996	DKK	—		(2)
Standard Chartered Bank	11/4/2020	1,057,161	USD	900,975	EUR	—		(87)
Standard Chartered Bank	11/4/2020	691,969	USD	535,160	GBP	—		(4)
Standard Chartered Bank	11/4/2020	15,785	USD	53,974	ILS	—		(1)
Standard Chartered Bank	11/4/2020	80,868	USD	756,643	NOK	—		(2)
Standard Chartered Bank	11/4/2020	8,961	USD	13,557	NZD	—		(0)^
Standard Chartered Bank	11/4/2020	158,103	USD	1,414,570	SEK	—		(4)
Standard Chartered Bank	11/4/2020	93,466	USD	127,589	SGD	—		(2)
Standard Chartered Bank	11/5/2020	1,325,879	USD	139,885,538	JPY	—		(165)
UBS AG	10/5/2020	626,950	CHF	682,433	USD	19		—
UBS AG	10/5/2020	412,134	DKK	64,930	USD	—		(1)
UBS AG	10/5/2020	923,644	EUR	1,083,164	USD	15		—
UBS AG	10/5/2020	553,258	GBP	715,249	USD	13		—
UBS AG	10/5/2020	59,038	ILS	17,262	USD	—		(1)
UBS AG	10/5/2020	135,609,500	JPY	1,285,012	USD	62		—
UBS AG	10/5/2020	820,958	NOK	87,770	USD	—		(29)
UBS AG	10/5/2020	14,661	NZD	9,691	USD	—		(0)^
UBS AG	10/5/2020	1,410,989	SEK	157,655	USD	2		—
UBS AG	10/5/2020	132,176	SGD	96,828	USD	—		(2)
UBS AG	10/5/2020	789,863	USD	710,559	CHF	16,400		—
UBS AG	10/5/2020	75,151	USD	467,529	DKK	1,495		—
UBS AG	10/5/2020	1,253,678	USD	1,047,550	EUR	25,191		—
UBS AG	10/5/2020	827,845	USD	618,132	GBP	28,713		—
UBS AG	10/5/2020	19,979	USD	66,948	ILS	405		—
UBS AG	10/5/2020	1,487,302	USD	157,659,366	JPY	—		(6,722)
UBS AG	10/5/2020	101,587	USD	881,397	NOK	7,386		—
UBS AG	10/5/2020	11,217	USD	16,596	NZD	247		—
UBS AG	10/5/2020	182,474	USD	1,573,291	SEK	6,682		—
UBS AG	10/5/2020	112,071	USD	152,373	SGD	450		—
UBS AG	10/6/2020	556,987	AUD	399,231	USD	—		(8)
UBS AG	10/6/2020	462,079	USD	624,769	AUD	14,272		—
UBS AG	11/4/2020	370,520	USD	516,906	AUD	0	^	—
UBS AG	11/4/2020	682,698	USD	626,674	CHF	—		(21)
UBS AG	11/4/2020	61,942	USD	393,008	DKK	—		(4)
UBS AG	11/4/2020	1,057,161	USD	900,941	EUR	—		(46)
UBS AG	11/4/2020	691,969	USD	535,176	GBP	—		(26)
UBS AG	11/4/2020	15,785	USD	53,975	ILS	—		(2)
UBS AG	11/4/2020	80,868	USD	756,624	NOK	—		(0)^
UBS AG	11/4/2020	8,961	USD	13,557	NZD	0	^	—
UBS AG	11/4/2020	158,103	USD	1,414,614	SEK	—		(9)
UBS AG	11/4/2020	93,466	USD	127,587	SGD	—		(0)^
UBS AG	11/5/2020	1,325,879	USD	139,873,737	JPY	—		(53)

						$1,265,220		$(87,265)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
United Kingdom	$19,235,461	$—	$25,945	*	$19,261,406
Other	127,992,949	—	—		127,992,949
Investment of Cash Collateral for Securities Loaned	—	3,806,361	—		3,806,361

Total Investments in Securities	$147,228,410	$3,806,361	$25,945		$151,060,716

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,265,220	$—		$1,265,220
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(87,265)	$—		$(87,265)

Total - Net	$147,228,410	$4,984,316	$25,945		$152,238,671

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 11.8%
Accent Group Ltd.	41,169	$48,540
ALS Ltd.	16,728	110,426
Altium Ltd.	1,386	35,683
Ansell Ltd.	3,538	94,080
ARB Corp., Ltd.(a)	2,043	40,488
AUB Group Ltd.	3,356	39,930
Austal Ltd.	8,086	19,010
Australian Finance Group Ltd.(a)	20,252	30,918
Bank of Queensland Ltd.(a)	29,240	120,088
Bapcor Ltd.	8,857	43,105
Bega Cheese Ltd.(a)	4,962	18,032
Bell Financial Group Ltd.	38,067	34,788
Blackmores Ltd.*	638	28,841
Bravura Solutions Ltd.(a)	7,187	17,514
Breville Group Ltd.(a)	3,048	54,988
Brickworks Ltd.	4,819	67,043
carsales.com Ltd.	8,841	130,981
Cedar Woods Properties Ltd.	7,325	30,189
Centuria Capital Group(a)	20,637	32,985
Codan Ltd.(a)	6,106	48,316
Collins Foods Ltd.(a)	3,287	24,196
Corporate Travel Management Ltd.*	2,090	25,811
Costa Group Holdings Ltd.	12,755	30,718
Credit Corp Group Ltd.(a)	1,573	19,099
CSR Ltd.	35,770	109,475
Data#3 Ltd.(a)	9,997	47,005
Dicker Data Ltd.(a)	7,132	39,157
Domain Holdings Australia Ltd.(a)	8,942	23,714
Domino’s Pizza Enterprises Ltd.	2,726	154,785
Eagers Automotive Ltd.	7,336	48,111
Elders Ltd.	4,182	32,522
Estia Health Ltd.(a)	25,550	26,645
Event Hospitality and Entertainment Ltd.(a)	6,867	47,447
FlexiGroup Ltd.(a)	19,241	14,687
G8 Education Ltd.(a)	24,204	16,741
Genworth Mortgage Insurance Australia Ltd.	29,354	32,927
GUD Holdings Ltd.(a)	5,333	43,499
GWA Group Ltd.(a)	15,459	30,803
Hansen Technologies Ltd.	6,959	19,353
Healius Ltd.	18,624	47,922
Helloworld Travel Ltd.(a)	7,534	9,774
HT&E Ltd.(a)	17,236	17,790
IGO Ltd.	4,113	12,264
Ingenia Communities Group	9,681	31,641
Inghams Group Ltd.(a)	19,325	41,277
Integrated Research Ltd.(a)	8,815	22,366
Invocare Ltd.(a)	3,057	21,407
IOOF Holdings Ltd.	39,060	86,228
IPH Ltd.(a)	7,077	36,319
IRESS Ltd.(a)	6,622	45,422
JB Hi-Fi Ltd.(a)	6,239	210,443
Jupiter Mines Ltd.	286,965	57,591
Kogan.com Ltd.	2,645	38,257
Link Administration Holdings Ltd.(a)	22,693	60,669
Lovisa Holdings Ltd.(a)	3,642	21,614
McMillan Shakespeare Ltd.	4,838	28,469
Metcash Ltd.(a)	44,509	88,049
Mineral Resources Ltd.(a)	6,959	124,248
Monadelphous Group Ltd.(a)	2,998	21,789
Money3 Corp. Ltd.	10,991	16,465
MyState Ltd.	10,045	25,919
Navigator Global Investments Ltd.	12,360	13,510
Netwealth Group Ltd.	3,530	38,407
New Hope Corp., Ltd.(a)	49,799	45,866
NIB Holdings Ltd.	14,030	41,029
Nick Scali Ltd.(a)	6,824	41,672
Nine Entertainment Co. Holdings Ltd.	70,848	88,612
oOh!media Ltd.(a)	8,696	7,542
Orora Ltd.	37,387	64,313
OZ Minerals Ltd.	8,054	80,876
Pacific Current Group Ltd.	7,027	29,514
Peet Ltd.	30,633	27,006
Pendal Group Ltd.(a)	22,679	88,753
Perenti Global Ltd.	24,235	19,889
Perpetual Ltd.	3,240	64,954
Pinnacle Investment Management Group Ltd.(a)	5,268	19,144
Platinum Asset Management Ltd.	36,728	80,817
Premier Investments Ltd.(a)	6,759	99,603
Regis Healthcare Ltd.	22,434	16,723
Regis Resources Ltd.	17,222	61,843
Reliance Worldwide Corp., Ltd.	16,865	46,176
Sandfire Resources Ltd.	6,735	19,695
SeaLink Travel Group Ltd.	5,918	23,542
Service Stream Ltd.(a)	16,349	24,022
SG Fleet Group Ltd.	19,421	21,437
Sigma Healthcare Ltd.*(a)	86,536	36,595
Sims Ltd.	10,907	59,257
SmartGroup Corp., Ltd.	7,031	28,826
Southern Cross Media Group Ltd.*	97,200	10,450
Spark Infrastructure Group	109,770	161,289
St Barbara Ltd.	25,694	54,880
Steadfast Group Ltd.	18,680	42,844
Tassal Group Ltd.(a)	8,233	20,476
Technology One Ltd.	5,949	33,856

Total Australia		4,411,981

Austria - 1.4%
AT&S Austria Technologie & Systemtechnik AG	1,111	21,027
EVN AG	4,476	74,953
Oesterreichische Post AG(a)	4,742	159,592
Palfinger AG	889	24,603
Porr AG*(a)	1,822	24,912
S IMMO AG*	1,650	28,094
UNIQA Insurance Group AG	20,067	121,188
Wienerberger AG	3,019	79,797

Total Austria		534,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2020

Investments	Shares	Value
Belgium - 1.5%
Bekaert S.A.	1,708	$35,571
bpost S.A.	26,912	237,161
D’ieteren S.A./N.V.	1,517	94,460
Econocom Group S.A./N.V.*	12,300	37,141
Euronav N.V.	3,313	29,351
Fagron	634	15,999
Greenyard N.V.*(a)	3,209	19,380
Ontex Group N.V.*(a)	2,883	37,696
Orange Belgium S.A.	1,856	29,991
Recticel S.A.	2,391	24,449

Total Belgium		561,199

China - 1.8%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	17,300	18,662
China Overseas Grand Oceans Group Ltd.	164,400	93,761
China Power International Development Ltd.	649,000	119,751
China South City Holdings Ltd.	422,000	38,661
China Traditional Chinese Medicine Holdings Co., Ltd.	174,000	72,743
CITIC Telecom International Holdings Ltd.	284,678	90,729
CPMC Holdings Ltd.	93,900	41,195
Fountain SET Holdings Ltd.	113,513	12,889
Genertec Universal Medical Group Co., Ltd.(b)	87,800	58,118
Poly Property Group Co., Ltd.	179,000	49,658
Shougang Fushan Resources Group Ltd.	339,885	72,801

Total China		668,968

Denmark - 1.4%
Alm Brand A/S*	9,138	104,656
D/S Norden A/S	1,434	23,314
Matas A/S*	4,522	52,645
NNIT A/S(b)	1,186	24,625
Per Aarsleff Holding A/S	701	29,541
Ringkjoebing Landbobank A/S	624	47,382
Scandinavian Tobacco Group A/S Class A(b)	7,966	118,277
Schouw & Co. A/S	613	59,487
Spar Nord Bank A/S*	7,913	59,150

Total Denmark		519,077

Finland - 3.9%
Ahlstrom-Munksjo Oyj	3,693	77,864
Aktia Bank Oyj	4,963	53,776
Altia Oyj	3,461	39,408
Cargotec Oyj Class B	1,953	67,377
Citycon Oyj(a)	12,967	102,183
Fiskars Oyj Abp	3,461	47,079
Kemira Oyj	6,427	81,923
Konecranes Oyj	3,019	94,737
Lassila & Tikanoja Oyj	2,773	42,143
Metsa Board Oyj	22,672	187,301
Oriola Oyj Class B	9,744	21,596
Outokumpu Oyj*(a)	23,674	63,435
Raisio Oyj Class V	7,494	27,023
Sanoma Oyj	8,806	112,764
Terveystalo Oyj(b)	3,512	42,089
TietoEVRY Oyj	6,706	185,585
Tokmanni Group Corp.	4,139	73,095
Uponor Oyj	4,313	75,561
YIT Oyj(a)	11,349	68,605

Total Finland		1,463,544

France - 2.0%
Albioma S.A.	1,086	56,607
Beneteau S.A.	2,909	23,435
Chargeurs S.A.	1,123	22,124
Derichebourg S.A.	9,673	28,652
Elior Group S.A.(b)	6,025	27,978
IPSOS	1,797	44,990
Jacquet Metal Service S.A.	1,858	18,084
Kaufman & Broad S.A.	1,871	74,377
Maisons du Monde S.A.*(b)	1,579	23,775
Manitou BF S.A.*	1,262	24,329
Nexans S.A.*	633	36,758
Nexity S.A.	3,813	116,165
Quadient S.A.	1,801	24,414
Rallye S.A.*	4,127	16,866
Rothschild & Co.*	2,248	63,399
Trigano S.A.	612	94,588
Vicat S.A.	1,563	52,328

Total France		748,869

Germany - 5.4%
Aareal Bank AG*	5,465	109,906
alstria office REIT-AG	6,598	91,763
AURELIUS Equity Opportunities SE & Co. KGaA*	1,687	27,419
Aurubis AG	1,902	129,674
BayWa AG	1,220	40,129
Bilfinger SE	2,081	38,044
CANCOM SE	607	31,390
CropEnergies AG	4,190	72,817
Dermapharm Holding SE	1,468	78,498
Deutz AG*	3,516	20,475
DIC Asset AG	3,645	43,855
Duerr AG	2,409	74,182
Encavis AG	5,533	108,614
Freenet AG	12,771	258,634
Gerresheimer AG	596	66,710
Hamburger Hafen und Logistik AG	2,209	38,752
Indus Holding AG	1,082	35,590
Jenoptik AG	895	24,034
JOST Werke AG*(b)	773	31,182
Krones AG	817	50,729
MLP SE	6,483	43,713
PATRIZIA AG	1,571	42,832
Pfeiffer Vacuum Technology AG	200	41,512
RHOEN-KLINIKUM AG*	846	16,091
Salzgitter AG*	1,785	29,556
Siltronic AG	2,763	248,251
Software AG	2,137	105,451
Takkt AG	3,165	39,490
VERBIO Vereinigte BioEnergie AG	2,118	46,345
Wuestenrot & Wuerttembergische AG	2,493	41,747

Total Germany		2,027,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2020

Investments	Shares		Value
Hong Kong - 1.0%
BOCOM International Holdings Co., Ltd.	136,000		$18,777
Dah Sing Banking Group Ltd.	42,000		36,364
Dah Sing Financial Holdings Ltd.	14,000		33,636
Guotai Junan International Holdings Ltd.(a)	338,052		44,928
Hongkong & Shanghai Hotels Ltd. (The)	31,500		24,468
Hutchison Port Holdings Trust	666,100		109,241
Kowloon Development Co., Ltd.	33,000		40,281
Lai Sun Development Co., Ltd.	12,000		10,808
Nissin Foods Co., Ltd.	28,000		29,228
Television Broadcasts Ltd.	42,900		37,309

Total Hong Kong			385,040

Indonesia - 0.1%
First Resources Ltd.	29,727		26,350

Ireland - 0.3%
C&C Group PLC	14,113		35,761
Hibernia REIT PLC	22,896		26,768
Irish Continental Group PLC(a)	6,198		22,604
Origin Enterprises PLC	5,543		21,775
Total Produce PLC(a)	13,065		17,435

Total Ireland			124,343

Israel - 2.6%
Ashtrom Group Ltd.	4,077		48,288
Ashtrom Properties Ltd.	6,480		28,229
AudioCodes Ltd.	667		21,237
Delek Automotive Systems Ltd.	6,586		32,426
Delek Group Ltd.*	869		16,935
First International Bank of Israel Ltd.	3,846		79,927
Fox Wizel Ltd.	929		61,439
Gazit-Globe Ltd.	10,530		42,670
Gilat Satellite Networks Ltd.*	3,817		21,538
Harel Insurance Investments & Financial Services Ltd.*	9,229		57,879
Hilan Ltd.	648		28,362
Inrom Construction Industries Ltd.	9,072		36,736
Magic Software Enterprises Ltd.	2,739		36,437
Matrix IT Ltd.	2,531		59,643
Maytronics Ltd.	3,321		51,184
Mediterranean Towers Ltd.*	9,417		19,733
Mehadrin Ltd.*	0	‡	17
Menora Mivtachim Holdings Ltd.	1,486		18,017
Naphtha Israel Petroleum Corp., Ltd.*	8,325		31,739
OPC Energy Ltd.	1,630		14,855
Paz Oil Co., Ltd.	642		50,567
Phoenix Holdings Ltd. (The)*	18,321		85,115
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	627		43,245
Shapir Engineering and Industry Ltd.*	5,286		35,531
Shufersal Ltd.	7,269		56,957

Total Israel			978,706

Italy - 3.4%
Anima Holding SpA(b)	23,329		91,645
Aquafil SpA*(a)	2,811		11,620
Ascopiave SpA	8,646		32,292
ASTM SpA*	2,024		42,413
Avio SpA*	1,764		27,760
Azimut Holding SpA	10,667		192,884
Banca Farmafactoring SpA(b)	19,217		108,280
Banca IFIS SpA	5,519		53,231
Banca Popolare di Sondrio SCPA*	13,201		27,694
Banca Sistema SpA*(b)	11,939		23,800
Brunello Cucinelli SpA*(a)	707		21,589
Cairo Communication SpA*	16,270		24,269
Cementir Holding N.V.	4,370		30,286
Credito Emiliano SpA*	14,594		68,283
Datalogic SpA	1,968		27,555
doValue SpA*(b)	3,540		35,161
Falck Renewables SpA	5,270		33,279
Fiera Milano SpA(a)	3,245		9,018
Gruppo MutuiOnline SpA	1,050		29,181
Immobiliare Grande Distribuzione SIIQ SpA	11,473		39,891
MARR SpA*	2,845		45,839
Piaggio & C. SpA	15,192		41,081
RAI Way SpA(b)	7,936		50,439
Reply SpA	383		44,216
Saras SpA*(a)	65,250		34,111
Societa Cattolica di Assicurazioni SC*(a)	9,287		49,551
Unieuro SpA*(a)(b)	2,379		31,468
Zignago Vetro SpA	3,244		50,899

Total Italy			1,277,735

Japan - 33.4%
77 Bank Ltd. (The)(a)	1,935		29,704
ADEKA Corp.	2,300		32,932
Aeon Delight Co., Ltd.	1,100		30,343
Ai Holdings Corp.	1,700		31,139
Aica Kogyo Co., Ltd.	1,400		49,484
Aichi Corp.(a)	3,600		29,952
Alpen Co., Ltd.	1,600		30,065
Amano Corp.	1,700		39,387
Anest Iwata Corp.(a)	2,700		22,080
Anritsu Corp.(a)	1,500		34,014
AOKI Holdings, Inc.(a)	4,500		22,430
Aomori Bank Ltd. (The)	748		17,727
Aoyama Trading Co., Ltd.(a)	3,500		18,274
Arcs Co., Ltd.	1,500		38,292
Ariake Japan Co., Ltd.	300		20,269
As One Corp.	335		47,902
Asahi Holdings, Inc.	1,600		51,549
Asia Pile Holdings Corp.(a)	5,100		23,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2020

Investments	Shares	Value
Asics Corp.	3,000	$41,618
Autobacs Seven Co., Ltd.(a)	2,000	25,888
Awa Bank Ltd. (The)	970	23,761
Axial Retailing, Inc.	800	37,411
Bank of Nagoya Ltd. (The)	1,149	27,797
Bank of Okinawa Ltd. (The)(a)	842	25,053
Bell System24 Holdings, Inc.	1,701	28,482
Benesse Holdings, Inc.	1,700	43,575
Bic Camera, Inc.	3,200	35,326
C.I. Takiron Corp.	4,500	29,764
Canon Electronics, Inc.	2,100	29,232
Central Glass Co., Ltd.(a)	1,400	28,960
Chugoku Bank Ltd. (The)(a)	3,300	31,490
Citizen Watch Co., Ltd.(a)	11,300	31,481
CKD Corp.	1,400	22,739
CONEXIO Corp.	2,300	25,631
Cosel Co., Ltd.(a)	2,700	27,478
Cosmo Energy Holdings Co., Ltd.	2,519	35,829
Credit Saison Co., Ltd.	4,700	49,525
Dai Nippon Toryo Co., Ltd.	2,900	27,288
Daibiru Corp.	3,000	34,682
Daido Steel Co., Ltd.(a)	1,300	40,159
Daihen Corp.	737	29,716
Daiichikosho Co., Ltd.	1,200	38,378
Daikyonishikawa Corp.(a)	4,100	21,601
Daishi Hokuetsu Financial Group, Inc.	1,300	26,744
Daiwabo Holdings Co., Ltd.	700	44,907
DCM Holdings Co., Ltd.	2,600	35,675
Denka Co., Ltd.	2,500	75,689
Denyo Co., Ltd.(a)	1,495	34,963
DIC Corp.	2,900	71,944
Dip Corp.	1,541	31,454
DMG Mori Co., Ltd.	3,400	46,781
Doshisha Co., Ltd.	1,500	30,034
Doutor Nichires Holdings Co., Ltd.	1,700	25,775
Dowa Holdings Co., Ltd.	1,200	35,023
Eagle Industry Co., Ltd.	3,700	27,733
Ebara Corp.	1,600	43,104
EDION Corp.(a)	2,900	30,228
Eidai Co., Ltd.	7,400	22,649
Elematec Corp.(a)	2,700	25,355
en-japan, Inc.	800	20,021
EPS Holdings, Inc.	1,900	18,725
ES-Con Japan Ltd.(a)	3,700	30,398
Exedy Corp.	1,630	21,099
Financial Products Group Co., Ltd.(a)	4,800	24,198
FP Corp.(a)	918	38,536
Fuji Corp., Ltd.(a)	5,400	27,376
Fuji Oil Holdings, Inc.	1,300	40,775
Fujikura Ltd.(a)	9,300	25,557
Fujimi, Inc.(a)	1,300	45,025
Fujitec Co., Ltd.	2,300	48,929
Fujitsu General Ltd.	1,449	41,879
Furukawa Co., Ltd.	2,400	25,813
Furukawa Electric Co., Ltd.	1,500	35,563
Fuso Chemical Co., Ltd.	1,000	35,298
Fuyo General Lease Co., Ltd.	800	49,275
Glory Ltd.	1,400	31,149
GMO Financial Holdings, Inc.	5,700	34,136
GMO Internet, Inc.	1,600	41,558
Goldcrest Co., Ltd.(a)	1,700	22,150
GS Yuasa Corp.	1,851	31,712
Gunma Bank Ltd. (The)	10,387	34,449
H.U. Group Holdings, Inc.	1,900	50,628
H2O Retailing Corp.(a)	3,300	21,358
Hachijuni Bank Ltd. (The)	10,200	39,919
Hakudo Co., Ltd.(a)	2,200	28,102
Hakuto Co., Ltd.	2,700	28,681
Hanwa Co., Ltd.	2,039	40,575
Hazama Ando Corp.	6,100	41,965
Heiwa Corp.(a)	2,449	40,148
Heiwa Real Estate Co., Ltd.(a)	1,100	30,228
Hiroshima Bank Ltd. (The)(a)	7,100	40,368
Hokkoku Bank Ltd. (The)	800	23,387
Hokuetsu Corp.	6,000	20,525
Hokuhoku Financial Group, Inc.	3,206	32,112
Horiba Ltd.	1,100	57,121
Hyakugo Bank Ltd. (The)	8,900	27,747
Hyakujushi Bank Ltd. (The)	1,667	28,118
Ibiden Co., Ltd.	2,010	67,616
Ichibanya Co., Ltd.	700	37,279
Ichigo, Inc.	9,500	27,457
Ichiyoshi Securities Co., Ltd.	6,100	27,110
IDOM, Inc.	4,000	23,993
Iino Kaiun Kaisha Ltd.(a)	7,300	25,871
Imasen Electric Industrial(a)	3,900	25,315
Inaba Denki Sangyo Co., Ltd.	1,500	37,369
Inabata & Co., Ltd.	2,600	32,990
Inageya Co., Ltd.	1,500	28,101
Information Services International-Dentsu Ltd.	600	37,639
IR Japan Holdings Ltd.	200	25,054
Itochu Enex Co., Ltd.	5,000	45,864
Itoham Yonekyu Holdings, Inc.	6,300	44,953
Iyo Bank Ltd. (The)	5,700	37,593
JAC Recruitment Co., Ltd.	1,500	18,649
Japan Aviation Electronics Industry Ltd.	1,900	25,962
Japan Lifeline Co., Ltd.	1,600	21,090
Japan Steel Works Ltd. (The)	2,000	34,872
Japan Wool Textile Co., Ltd. (The)	3,384	32,548
Joshin Denki Co., Ltd.	1,146	28,441
Juroku Bank Ltd. (The)	1,100	20,868
K’s Holdings Corp.	4,590	61,763
Kagome Co., Ltd.	1,400	48,820
Kaken Pharmaceutical Co., Ltd.(a)	1,200	54,809
Kameda Seika Co., Ltd.	500	25,585
Kandenko Co., Ltd.	5,478	44,642
Kaneka Corp.(a)	1,300	36,279
Kanematsu Corp.(a)	3,300	40,183
Kanematsu Electronics Ltd.	1,400	56,515
Kansai Mirai Financial Group, Inc.	8,900	36,349
Kasai Kogyo Co., Ltd.	6,005	20,144
Kato Sangyo Co., Ltd.(a)	948	33,867
Keiyo Bank Ltd. (The)(a)	4,801	22,110
Keiyo Co., Ltd.	3,800	31,580
King Jim Co., Ltd.	3,000	25,756
Kintetsu World Express, Inc.	1,700	35,891

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2020

Investments	Shares	Value
Kitz Corp.(a)	3,800	$21,533
Kiyo Bank Ltd. (The)	1,800	27,649
Koei Tecmo Holdings Co., Ltd.	2,860	137,133
Kohnan Shoji Co., Ltd.	1,000	38,757
Kokuyo Co., Ltd.	2,200	27,518
KOMEDA Holdings Co., Ltd.	2,000	37,222
Kondotec, Inc.	2,500	28,878
Konishi Co., Ltd.	1,800	26,267
Kumagai Gumi Co., Ltd.	1,400	35,965
Kurabo Industries Ltd.	1,363	24,902
Kureha Corp.	500	21,558
KYORIN Holdings, Inc.(a)	2,473	49,961
Kyowa Exeo Corp.(a)	2,200	57,163
Kyudenko Corp.	1,600	46,015
Kyushu Financial Group, Inc.	8,800	41,111
Lasertec Corp.	700	57,112
Life Corp.	766	35,168
Lintec Corp.	2,000	46,319
Mabuchi Motor Co., Ltd.	1,800	69,506
Macnica Fuji Electronics Holdings, Inc.	2,300	41,737
Maeda Corp.	3,900	28,419
Maeda Road Construction Co., Ltd.	2,042	37,171
Makino Milling Machine Co., Ltd.	1,000	34,872
Mandom Corp.	1,342	22,445
Marusan Securities Co., Ltd.(a)	6,800	28,996
Maruwa Unyu Kikan Co., Ltd.(a)	500	19,686
Matsui Securities Co., Ltd.(a)	14,600	130,325
Maxell Holdings Ltd.*	1,800	18,507
Megmilk Snow Brand Co., Ltd.	1,300	31,401
Meitec Corp.	1,100	55,766
Mirait Holdings Corp.	2,200	33,522
Mitsubishi Logistics Corp.(a)	1,300	36,808
Mitsubishi Shokuhin Co., Ltd.	1,200	31,510
Mitsuboshi Belting Ltd.(a)	1,600	25,881
Mitsui Mining & Smelting Co., Ltd.	1,300	31,351
Mitsui OSK Lines Ltd.	1,700	33,153
Mitsui Sugar Co., Ltd.	1,500	27,731
Mixi, Inc.(a)	3,300	88,496
Mochida Pharmaceutical Co., Ltd.	800	31,498
Modec, Inc.	1,300	20,117
Morinaga & Co., Ltd.	800	31,422
Morinaga Milk Industry Co., Ltd.	700	36,748
Morita Holdings Corp.	1,400	27,209
Morito Co., Ltd.	4,300	29,052
Morningstar Japan K.K.(a)	7,697	36,906
MOS Food Services, Inc.(a)	900	24,775
Musashi Seimitsu Industry Co., Ltd.(a)	2,400	25,130
Musashino Bank Ltd. (The)(a)	1,600	23,728
Nagaileben Co., Ltd.	1,200	33,818
Nagase & Co., Ltd.(a)	2,500	34,777
Nakanishi, Inc.	1,517	27,011
NEC Capital Solutions Ltd.(a)	1,400	24,888
NEC Networks & System Integration Corp.	3,700	70,578
NET One Systems Co., Ltd.	900	40,766
NHK Spring Co., Ltd.	5,100	32,428
Nichias Corp.	2,074	48,779
Nichiden Corp.(a)	1,200	26,279
Nifco, Inc.	1,800	48,816
Nihon Kohden Corp.(a)	900	29,508
Nihon Parkerizing Co., Ltd.(a)	2,340	22,817
Nikkon Holdings Co., Ltd.	1,600	34,553
Nippo Corp.	1,700	46,781
Nippon Coke & Engineering Co., Ltd.(a)	41,600	24,440
Nippon Electric Glass Co., Ltd.	2,700	50,096
Nippon Flour Mills Co., Ltd.(a)	1,581	25,963
Nippon Gas Co., Ltd.	900	45,456
Nippon Kayaku Co., Ltd.(a)	3,600	31,657
Nippon Light Metal Holdings Co., Ltd.	1,740	27,420
Nippon Paper Industries Co., Ltd.(a)	1,700	20,990
Nippon Parking Development Co., Ltd.	16,391	20,347
Nippon Shokubai Co., Ltd.	800	42,452
Nippon Signal Co., Ltd.(a)	2,600	25,525
Nippon Steel Trading Corp.	1,400	39,733
Nipro Corp.(a)	3,500	40,628
Nishi-Nippon Financial Holdings, Inc.	4,900	33,988
Nishi-Nippon Railroad Co., Ltd.	1,200	34,625
Nishimatsu Construction Co., Ltd.	2,150	42,519
Nishio Rent All Co., Ltd.	1,100	23,276
Nisshin Oillio Group Ltd. (The)	1,042	31,350
Nisshinbo Holdings, Inc.	5,250	35,570
Nissin Electric Co., Ltd.	2,500	26,462
Nitto Boseki Co., Ltd.	700	29,684
Noevir Holdings Co., Ltd.(a)	1,073	50,025
NOK Corp.	4,100	42,387
Nomura Co., Ltd.	2,458	18,144
Noritz Corp.	2,100	30,088
North Pacific Bank Ltd.	13,800	29,946
NS United Kaiun Kaisha Ltd.	2,000	27,310
NSD Co., Ltd.(a)	2,000	39,003
NTN Corp.*(a)	20,424	38,127
Obara Group, Inc.	827	27,703
Ogaki Kyoritsu Bank Ltd. (The)(a)	1,300	29,306
Ohsho Food Service Corp.	572	32,196
Oiles Corp.(a)	1,800	26,063
Okabe Co., Ltd.	3,100	23,882
Okamoto Industries, Inc.	700	27,229
Okamura Corp.(a)	2,800	19,661
Okasan Securities Group, Inc.	7,900	25,902
Oki Electric Industry Co., Ltd.	2,900	31,053
Okinawa Electric Power Co., Inc. (The)(a)	1,970	30,764
OKUMA Corp.	800	37,260
Okumura Corp.(a)	1,590	39,746
Open House Co., Ltd.	2,000	72,017
Optorun Co., Ltd.	1,000	20,118
Orient Corp.	21,700	23,236
OSG Corp.	2,000	31,934
Outsourcing, Inc.	2,400	22,015
PAL GROUP Holdings Co., Ltd.	1,690	17,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2020

Investments	Shares	Value
Paramount Bed Holdings Co., Ltd.	800	$32,901
Penta-Ocean Construction Co., Ltd.	8,000	52,080
Prima Meat Packers Ltd.	1,357	41,599
PS Mitsubishi Construction Co., Ltd.	4,600	26,415
Raito Kogyo Co., Ltd.	1,900	28,411
Relia, Inc.	2,400	30,088
Rengo Co., Ltd.	3,250	24,453
Resorttrust, Inc.	3,200	48,578
Restar Holdings Corp.(a)	1,754	35,934
Riso Kagaku Corp.	1,800	24,783
Ryosan Co., Ltd.(a)	1,700	33,910
Sac’s Bar Holdings, Inc.	4,000	21,871
Saibu Gas Co., Ltd.(a)	1,100	27,539
San ju San Financial Group, Inc.(a)	2,100	27,302
San-Ai Oil Co., Ltd.	1,800	17,091
San-In Godo Bank Ltd. (The)	4,700	25,163
Sangetsu Corp.	2,100	32,138
Sanoh Industrial Co., Ltd.(a)	2,400	12,940
Sanwa Holdings Corp.	4,800	50,533
Sanyo Chemical Industries Ltd.	600	27,859
Sapporo Holdings Ltd.	1,400	25,034
Sato Holdings Corp.	1,400	29,677
Sawai Pharmaceutical Co., Ltd.	900	45,286
SCREEN Holdings Co., Ltd.	900	47,503
Seika Corp.(a)	2,100	29,412
Seiko Holdings Corp.(a)	1,700	22,827
Seino Holdings Co., Ltd.	4,000	57,841
Seiren Co., Ltd.	1,700	24,921
Senko Group Holdings Co., Ltd.	4,380	40,675
Senshu Ikeda Holdings, Inc.	16,600	27,528
Seria Co., Ltd.(a)	1,200	50,886
Shikoku Bank Ltd. (The)(a)	3,800	26,754
Shikoku Chemicals Corp.(a)	1,912	21,108
Shikoku Electric Power Co., Inc.(a)	5,200	39,617
Shimachu Co., Ltd.(a)	1,253	42,210
Shinko Electric Industries Co., Ltd.	3,000	52,165
Shinmaywa Industries Ltd.	3,400	29,158
Ship Healthcare Holdings, Inc.	900	43,751
SHO-BOND Holdings Co., Ltd.	900	44,518
SKY Perfect JSAT Holdings, Inc.(a)	11,600	50,454
Sotetsu Holdings, Inc.(a)	1,400	37,610
Space Co., Ltd.(a)	3,300	26,424
Sparx Group Co., Ltd.(a)	12,200	26,012
SRA Holdings	1,400	31,998
Starts Corp., Inc.(a)	1,500	32,777
Sumitomo Bakelite Co., Ltd.	1,000	27,310
Sumitomo Densetsu Co., Ltd.	1,300	30,304
Sumitomo Forestry Co., Ltd.(a)	4,300	68,047
Sumitomo Mitsui Construction Co., Ltd.	6,813	27,567
Sumitomo Osaka Cement Co., Ltd.	900	28,954
Sumitomo Seika Chemicals Co., Ltd.	925	29,802
T-Gaia Corp.	2,200	41,111
T. RAD Co., Ltd.	1,700	21,151
Tachibana Eletech Co., Ltd.(a)	2,000	35,724
Tadano Ltd.(a)	3,100	25,380
Taikisha Ltd.	900	24,749
Taiyo Holdings Co., Ltd.	1,100	57,330
Taiyo Yuden Co., Ltd.(a)	1,400	43,646
Takara Holdings, Inc.	3,000	33,147
Takara Standard Co., Ltd.	1,700	22,762
Takasago Thermal Engineering Co., Ltd.(a)	1,900	27,169
Takashimaya Co., Ltd.	2,800	22,049
Takeuchi Manufacturing Co., Ltd.	1,553	30,639
Tamron Co., Ltd.	1,300	20,425
Tanseisha Co., Ltd.	2,100	14,089
TechnoPro Holdings, Inc.	673	41,580
Tekken Corp.	1,300	25,919
THK Co., Ltd.	3,500	87,193
Toagosei Co., Ltd.	2,800	29,902
Tocalo Co., Ltd.(a)	2,600	27,224
Tochigi Bank Ltd. (The)(a)	16,300	28,111
Toda Corp.(a)	7,804	53,244
Toei Animation Co., Ltd.	600	38,946
Toho Bank Ltd. (The)(a)	10,414	22,796
Tokai Carbon Co., Ltd.	3,600	38,275
TOKAI Holdings Corp.(a)	3,800	37,305
Tokai Rika Co., Ltd.(a)	3,500	51,905
Tokai Tokyo Financial Holdings, Inc.(a)	12,118	31,234
Token Corp.	400	29,451
Tokuyama Corp.	1,300	31,093
Tokyo Electron Device Ltd.	900	26,779
Tokyo Ohka Kogyo Co., Ltd.	1,100	56,600
Tokyo Seimitsu Co., Ltd.(a)	1,700	53,644
Tokyo Tatemono Co., Ltd.	5,000	60,788
Tokyu Construction Co., Ltd.	5,700	24,792
Topcon Corp.	2,000	18,175
Toppan Forms Co., Ltd.	3,100	29,376
Topy Industries Ltd.*(a)	2,300	24,890
Toshiba TEC Corp.(a)	1,100	45,812
Totetsu Kogyo Co., Ltd.	1,145	30,749
Toyo Ink SC Holdings Co., Ltd.	1,728	32,913
Toyo Tire Corp.	2,900	46,497
Toyobo Co., Ltd.	2,600	35,651
Toyoda Gosei Co., Ltd.	3,100	70,648
Toyota Boshoku Corp.	5,600	78,802
TS Tech Co., Ltd.	1,400	39,308
Tsubaki Nakashima Co., Ltd.	3,493	26,347
Tsubakimoto Chain Co.	1,256	29,386
Tsumura & Co.	1,513	46,954
UACJ Corp.	1,300	21,287
Ube Industries Ltd.	2,900	48,668
Ulvac, Inc.	1,300	46,873
Unipres Corp.	2,600	21,090
United Arrows Ltd.	1,000	14,413
Valor Holdings Co., Ltd.	1,400	38,552
Vital KSK Holdings, Inc.(a)	2,700	27,862
VT Holdings Co., Ltd.	7,300	28,085
Wacoal Holdings Corp.	1,634	30,766
Wowow, Inc.	1,400	37,026
Xebio Holdings Co., Ltd.(a)	2,800	20,165

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2020

Investments	Shares	Value
Yahagi Construction Co., Ltd.(a)	3,900	$34,332
Yamagata Bank Ltd. (The)(a)	1,468	18,933
Yamazen Corp.	3,200	32,173
Yaoko Co., Ltd.(a)	600	44,404
Yellow Hat Ltd.	2,000	33,299
Yuasa Trading Co., Ltd.(a)	1,300	40,282
Yumeshin Holdings Co., Ltd.(a)	4,700	30,686
Zeon Corp.	3,100	32,342
Zojirushi Corp.	1,900	31,346

Total Japan		12,530,671

Malaysia - 0.1%
Wing Tai Holdings Ltd.	26,700	34,033

Morocco - 0.0%
Vivo Energy PLC*(b)	12,773	12,385

Netherlands - 1.5%
AMG Advanced Metallurgical Group N.V.(a)	824	13,643
BE Semiconductor Industries N.V.	7,029	301,595
Corbion N.V.	1,205	55,462
ForFarmers N.V.	5,132	31,414
Sligro Food Group N.V.*(a)	2,136	38,223
TKH Group N.V. CVA	1,104	40,392
Van Lanschot Kempen N.V.	3,402	62,713

Total Netherlands		543,442

New Zealand - 2.6%
Arvida Group Ltd.	24,741	27,638
Chorus Ltd.	22,086	126,426
EBOS Group Ltd.	4,686	75,702
Freightways Ltd.	6,908	35,388
Genesis Energy Ltd.	63,161	122,534
Heartland Group Holdings Ltd.	38,354	32,197
Infratil Ltd.	22,930	75,632
Mainfreight Ltd.	1,478	44,960
NZX Ltd.	36,748	39,350
Oceania Healthcare Ltd.	35,025	26,393
Port of Tauranga Ltd.	11,791	57,285
Scales Corp., Ltd.	7,775	25,080
Skellerup Holdings Ltd.	19,890	38,521
SKYCITY Entertainment Group Ltd.	46,240	91,083
Summerset Group Holdings Ltd.	6,246	37,116
Trustpower Ltd.	12,156	57,451
Z Energy Ltd.	34,958	63,314

Total New Zealand		976,070

Norway - 3.1%
ABG Sundal Collier Holding ASA	83,398	47,419
AF Gruppen ASA	2,874	52,648
American Shipping Co. ASA*	9,347	28,770
Atea ASA*	6,796	83,092
Austevoll Seafood ASA	8,271	68,685
Borregaard ASA	2,763	42,169
Elkem ASA(b)	74,968	159,766
Entra ASA(b)	6,337	89,062
Europris ASA(b)	14,280	73,257
Fjordkraft Holding ASA(b)	6,220	60,162
Grieg Seafood ASA	4,100	37,422
Kongsberg Gruppen ASA	3,693	55,257
Norway Royal Salmon ASA	1,203	27,515
Ocean Yield ASA(a)	19,386	46,307
Scatec Solar ASA(b)	1,549	35,759
Selvaag Bolig ASA	8,671	48,004
SpareBank 1 Nord Norge	5,809	39,858
SpareBank 1 SMN	6,739	60,716
TGS Nopec Geophysical Co. ASA	3,951	47,716
XXL ASA*(b)	15,493	43,582

Total Norway		1,147,166

Portugal - 1.1%
Altri, SGPS, S.A.	9,654	42,407
Corticeira Amorim, SGPS, S.A.	4,279	52,686
Mota-Engil, SGPS, S.A.*(a)	11,517	14,640
Navigator Co. S.A. (The)	61,274	152,616
REN - Redes Energeticas Nacionais, SGPS, S.A.	43,988	122,251
Semapa-Sociedade de Investimento e Gestao	3,286	29,401

Total Portugal		414,001

Singapore - 2.9%
AEM Holdings Ltd.	12,700	35,818
Asian Pay Television Trust	286,001	25,979
Best World International Ltd.†(a)	17,900	12,601
Bukit Sembawang Estates Ltd.	6,200	16,305
China Aviation Oil Singapore Corp., Ltd.	42,534	28,977
China Sunsine Chemical Holdings Ltd.	67,800	16,887
Chip Eng Seng Corp., Ltd.	57,105	18,197
CSE Global Ltd.(a)	87,800	29,908
GuocoLand Ltd.	14,000	15,384
Hi-P International Ltd.	37,400	32,329
iFAST Corp., Ltd.(a)	13,100	22,839
Japfa Ltd.	41,400	18,196
Keppel Infrastructure Trust	239,291	95,534
NetLink NBN Trust	235,100	167,916
Oxley Holdings Ltd.	149,452	23,538
Raffles Medical Group Ltd.	51,000	30,262
Riverstone Holdings Ltd.(a)	20,000	51,132
SBS Transit Ltd.	10,918	22,634
Sheng Siong Group Ltd.	56,200	66,282
SIA Engineering Co., Ltd.	29,200	35,722
Singapore Post Ltd.	76,200	36,004
StarHub Ltd.	165,400	145,396
Tuan Sing Holdings Ltd.	68,916	15,145
UMS Holdings Ltd.	54,100	39,235
Yanlord Land Group Ltd.	107,009	88,580

Total Singapore		1,090,800

Spain - 2.0%
Acerinox S.A.*	9,442	77,549
Applus Services S.A.*	1,906	14,293
Atresmedia Corp. de Medios de Comunicacion S.A.	25,704	68,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2020

Investments	Shares	Value
Construcciones y Auxiliar de Ferrocarriles S.A.*	582	$20,099
ContourGlobal PLC(b)	10,211	25,557
Ence Energia y Celulosa S.A.*(a)	19,550	50,252
Euskaltel S.A.(b)	6,793	71,931
Faes Farma S.A.	10,704	43,179
Liberbank S.A.*	72,191	19,217
Mediaset Espana Comunicacion S.A.*	12,945	48,121
Melia Hotels International S.A.*	5,597	20,570
Metrovacesa S.A.*(b)	5,569	35,918
Prosegur Cia de Seguridad S.A.	18,883	45,172
Sacyr S.A.	27,347	48,744
Unicaja Banco S.A.*(b)	79,887	60,002
Viscofan S.A.	1,650	110,094

Total Spain		758,698

Sweden - 5.1%
AddTech AB Class B	4,508	59,234
Arjo AB Class B	3,615	22,397
Atrium Ljungberg AB Class B	3,910	64,045
Avanza Bank Holding AB	5,075	99,686
Beijer Ref AB	1,856	61,424
Betsson AB*	9,355	72,122
Bilia AB Class A*	6,558	82,873
BillerudKorsnas AB	4,116	69,144
BioGaia AB Class B	568	36,936
Catena AB	963	42,770
Clas Ohlson AB Class B*	4,803	48,996
Coor Service Management Holding AB*(b)	4,953	33,758
Corem Property Group AB	11,678	24,074
Dios Fastigheter AB	6,604	46,855
Dustin Group AB(b)	3,984	25,061
Fagerhult AB*	7,336	35,696
Hexpol AB*	10,285	92,220
Instalco AB	1,362	30,405
JM AB	4,199	130,802
LeoVegas AB(b)	6,423	27,257
Loomis AB*	2,352	64,384
Mycronic AB	2,651	62,617
NCC AB Class B	3,680	67,309
NetEnt AB*	16,794	143,547
Nordic Waterproofing Holding A/S*(b)	2,482	33,999
NP3 Fastigheter AB	3,138	43,055
Platzer Fastigheter Holding AB Class B	2,926	30,404
Ratos AB Class B*	5,780	21,661
Resurs Holding AB(b)	14,039	72,846
Samhallsbyggnadsbolaget i Norden AB(a)	36,170	109,844
Sectra AB Class B*(a)	583	38,693
SkiStar AB	2,663	35,943
Wihlborgs Fastigheter AB	4,167	82,642

Total Sweden		1,912,699

Switzerland - 2.3%
Allreal Holding AG, Registered Shares	611	132,076
Arbonia AG*	1,680	21,723
Bobst Group S.A., Registered Shares	482	30,087
Cembra Money Bank AG	1,251	148,963
Comet Holding AG, Registered Shares	163	25,087
Daetwyler Holding AG, Bearer Shares	276	61,584
EFG International AG*	14,016	78,261
Galenica AG(b)	1,810	126,478
Huber + Suhner AG, Registered Shares	436	32,839
Implenia AG, Registered Shares	448	13,731
Landis+Gyr Group AG*	986	54,143
Mobilezone Holding AG, Registered Shares	3,418	33,966
Swissquote Group Holding S.A., Registered Shares	522	42,555
u-blox Holding AG*	360	20,043
Valiant Holding AG, Registered Shares	608	51,353

Total Switzerland		872,889

United Kingdom - 8.5%
Avon Rubber PLC	493	27,087
Balfour Beatty PLC	14,610	42,233
Biffa PLC(b)	9,063	25,484
Big Yellow Group PLC	5,298	71,232
Bodycote PLC	10,046	75,652
Brewin Dolphin Holdings PLC	17,444	52,658
CareTech Holdings PLC	4,787	26,611
Chemring Group PLC	7,213	22,520
Chesnara PLC	10,931	38,862
Clipper Logistics PLC	4,696	29,596
CMC Markets PLC(b)	26,285	105,172
Coats Group PLC	29,115	21,041
Concentric AB*	1,788	34,641
Cranswick PLC	1,066	49,971
Daily Mail & General Trust PLC Class A Non-Voting Shares(a)	9,810	82,435
Devro PLC	10,052	24,067
Diploma PLC	1,849	52,636
Diversified Gas & Oil PLC	47,784	64,864
Drax Group PLC	21,650	74,507
EMIS Group PLC	1,868	25,116
Euromoney Institutional Investor PLC	3,237	33,604
Ferrexpo PLC	19,137	43,691
Games Workshop Group PLC	894	117,772
Gamma Communications PLC	1,178	25,128
Genus PLC	820	40,856
Halfords Group PLC	18,201	42,684
Hastings Group Holdings PLC(b)	52,583	171,580
Helical PLC	5,525	21,107
Hilton Food Group PLC	2,326	35,964
IntegraFin Holdings PLC	8,404	55,193
John Laing Group PLC(b)	12,626	51,189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2020

Investments	Shares	Value
Jupiter Fund Management PLC	32,152	$93,108
Keller Group PLC	4,891	38,508
Liontrust Asset Management PLC	2,226	35,684
Lookers PLC†	30,352	8,240
Marston’s PLC	53,019	30,159
Mitie Group PLC	24,854	10,539
Moneysupermarket.com Group PLC	15,965	55,149
NCC Group PLC	14,414	32,797
Numis Corp. PLC	7,566	28,953
Paragon Banking Group PLC	12,713	54,730
Pets at Home Group PLC	22,994	125,684
Polar Capital Holdings PLC	6,896	41,901
Premier Miton Group PLC	9,954	11,839
PZ Cussons PLC(a)	19,494	59,224
QinetiQ Group PLC	11,932	42,853
Rank Group PLC	19,717	23,782
Redde Northgate PLC	21,822	52,191
Renewi PLC	85,812	21,544
RWS Holdings PLC(a)	3,865	28,231
Sabre Insurance Group PLC(b)	16,826	55,361
Safestore Holdings PLC	5,462	55,078
Smart Metering Systems PLC(a)	2,006	16,883
Spirent Communications PLC	15,727	58,149
Stock Spirits Group PLC	9,829	27,383
Superdry PLC(a)	6,374	12,690
TalkTalk Telecom Group PLC(a)	34,662	35,938
TBC Bank Group PLC*	1,993	26,126
Telecom Plus PLC	3,121	53,905
TP ICAP PLC	34,164	100,790
Ultra Electronics Holdings PLC	2,453	66,152
Urban & Civic PLC	5,158	14,070
Victrex PLC	2,461	58,255
Vistry Group PLC*	21,958	161,382
Wincanton PLC	7,384	19,188
XPS Pensions Group PLC	12,852	22,347

Total United Kingdom		3,163,966

United States - 0.1%
TI Fluid Systems PLC*(b)	26,205	52,145

TOTAL COMMON STOCKS (Cost: $39,062,527)		37,236,328

RIGHTS - 0.0%

Australia - 0.0%
Corporate Travel Management Ltd., expiring 10/15/20* (Cost: $0)	519	1,256

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.8%

United States - 6.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c) (Cost: $2,541,554)	2,541,554	2,541,554

TOTAL INVESTMENTS IN SECURITIES - 106.1% (Cost: $41,604,081)		39,779,138
Other Assets less Liabilities - (6.1)%		(2,288,963)

NET ASSETS - 100.0%		$37,490,175

*	Non-income producing security.
‡	Share amount represents a fractional share.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $20,841, which represents 0.06% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2020. At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,706,022 and the total market value of the collateral held by the Fund was $6,020,413. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,478,859.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/2/2020	19,200,000	JPY	182,046	USD	$—	$(107)
Bank of America N.A.	10/5/2020	37,532	CHF	40,854	USD	1	—
Bank of America N.A.	10/5/2020	75,044	DKK	11,822	USD	1	—
Bank of America N.A.	10/5/2020	176,690	EUR	207,194	USD	14	—
Bank of America N.A.	10/5/2020	91,055	GBP	117,715	USD	2	—
Bank of America N.A.	10/5/2020	119,330	ILS	34,890	USD	—	(0	)^
Bank of America N.A.	10/5/2020	44,001,709	JPY	416,947	USD	26	—
Bank of America N.A.	10/5/2020	382,346	NOK	40,866	USD	—	(2)
Bank of America N.A.	10/5/2020	16,952	NZD	11,206	USD	—	(0	)^
Bank of America N.A.	10/5/2020	601,515	SEK	67,209	USD	1	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2020

Bank of America N.A.	10/5/2020	58,166	SGD	42,612	USD	—		(3)
Bank of America N.A.	10/5/2020	47,153	USD	42,419	CHF	979		—
Bank of America N.A.	10/5/2020	13,645	USD	84,899	DKK	270		—
Bank of America N.A.	10/5/2020	239,138	USD	199,824	EUR	4,800		—
Bank of America N.A.	10/5/2020	135,864	USD	101,447	GBP	4,712		—
Bank of America N.A.	10/5/2020	40,270	USD	134,956	ILS	812		—
Bank of America N.A.	10/5/2020	481,231	USD	51,012,410	JPY	—		(2,177)
Bank of America N.A.	10/5/2020	47,166	USD	409,252	NOK	3,427		—
Bank of America N.A.	10/5/2020	12,934	USD	19,137	NZD	284		—
Bank of America N.A.	10/5/2020	77,571	USD	668,869	SEK	2,835		—
Bank of America N.A.	10/5/2020	49,182	USD	66,866	SGD	200		—
Bank of America N.A.	10/6/2020	223,974	AUD	160,539	USD	—		(4)
Bank of America N.A.	10/6/2020	185,290	USD	250,528	AUD	5,723		—
Bank of America N.A.	11/4/2020	156,697	USD	218,603	AUD	2		—
Bank of America N.A.	11/4/2020	38,934	USD	35,739	CHF	—		(2)
Bank of America N.A.	11/4/2020	11,821	USD	75,007	DKK	—		(2)
Bank of America N.A.	11/4/2020	195,916	USD	166,972	EUR	—		(17)
Bank of America N.A.	11/4/2020	113,722	USD	87,954	GBP	—		(4)
Bank of America N.A.	11/4/2020	32,594	USD	111,444	ILS	—		(1)
Bank of America N.A.	11/4/2020	40,079	USD	374,979	NOK	1		—
Bank of America N.A.	11/4/2020	11,412	USD	17,265	NZD	—		(0)^
Bank of America N.A.	11/4/2020	69,097	USD	618,241	SEK	—		(4)
Bank of America N.A.	11/4/2020	39,732	USD	54,236	SGD	0	^	—
Bank of America N.A.	11/5/2020	452,955	USD	47,786,526	JPY	—		(37)
Bank of Montreal	10/2/2020	74,700	NOK	8,004	USD	—		(21)
Bank of Montreal	10/2/2020	15,000	NZD	9,926	USD	—		(11)
Bank of Montreal	10/5/2020	37,532	CHF	40,854	USD	1		—
Bank of Montreal	10/5/2020	75,041	DKK	11,822	USD	0	^	—
Bank of Montreal	10/5/2020	176,681	EUR	207,194	USD	3		—
Bank of Montreal	10/5/2020	91,054	GBP	117,715	USD	2		—
Bank of Montreal	10/5/2020	119,326	ILS	34,890	USD	—		(2)
Bank of Montreal	10/5/2020	43,999,624	JPY	416,947	USD	6		—
Bank of Montreal	10/5/2020	382,359	NOK	40,866	USD	—		(1)
Bank of Montreal	10/5/2020	16,953	NZD	11,206	USD	—		(0)^
Bank of Montreal	10/5/2020	601,511	SEK	67,209	USD	1		—
Bank of Montreal	10/5/2020	58,169	SGD	42,612	USD	—		(0)^
Bank of Montreal	10/5/2020	47,153	USD	42,418	CHF	980		—
Bank of Montreal	10/5/2020	13,645	USD	84,885	DKK	272		—
Bank of Montreal	10/5/2020	239,138	USD	199,817	EUR	4,808		—
Bank of Montreal	10/5/2020	135,864	USD	101,449	GBP	4,708		—
Bank of Montreal	10/5/2020	40,270	USD	134,975	ILS	806		—
Bank of Montreal	10/5/2020	481,231	USD	51,011,737	JPY	—		(2,171)
Bank of Montreal	10/5/2020	47,166	USD	409,219	NOK	3,430		—
Bank of Montreal	10/5/2020	12,934	USD	19,137	NZD	285		—
Bank of Montreal	10/5/2020	77,571	USD	668,807	SEK	2,842		—
Bank of Montreal	10/5/2020	49,182	USD	66,867	SGD	198		—
Bank of Montreal	10/6/2020	223,977	AUD	160,539	USD	—		(2)
Bank of Montreal	10/6/2020	185,290	USD	250,521	AUD	5,728		—
Bank of Montreal	11/4/2020	156,697	USD	218,605	AUD	—		(0)^
Bank of Montreal	11/4/2020	38,934	USD	35,739	CHF	—		(1)
Bank of Montreal	11/4/2020	11,821	USD	75,000	DKK	—		(0)^
Bank of Montreal	11/4/2020	195,916	USD	166,962	EUR	—		(6)
Bank of Montreal	11/4/2020	113,722	USD	87,953	GBP	—		(3)
Bank of Montreal	11/4/2020	32,594	USD	111,467	ILS	—		(8)
Bank of Montreal	11/4/2020	40,079	USD	374,990	NOK	—		(0)^
Bank of Montreal	11/4/2020	11,412	USD	17,265	NZD	0	^	—
Bank of Montreal	11/4/2020	69,097	USD	618,226	SEK	—		(2)
Bank of Montreal	11/4/2020	39,732	USD	54,234	SGD	1		—
Bank of Montreal	11/5/2020	452,955	USD	47,784,306	JPY	—		(16)
Barclays Bank PLC	10/5/2020	47,153	USD	42,418	CHF	980		—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2020

Barclays Bank PLC	10/5/2020	13,645	USD	84,888	DKK	271		—
Barclays Bank PLC	10/5/2020	239,138	USD	199,814	EUR	4,811		—
Barclays Bank PLC	10/5/2020	135,864	USD	101,449	GBP	4,709		—
Barclays Bank PLC	10/5/2020	40,270	USD	134,956	ILS	812		—
Barclays Bank PLC	10/5/2020	481,231	USD	51,010,293	JPY	—		(2,157)
Barclays Bank PLC	10/5/2020	47,166	USD	409,216	NOK	3,430		—
Barclays Bank PLC	10/5/2020	12,934	USD	19,136	NZD	285		—
Barclays Bank PLC	10/5/2020	77,571	USD	668,804	SEK	2,842		—
Barclays Bank PLC	10/5/2020	49,182	USD	66,870	SGD	196		—
Barclays Bank PLC	10/6/2020	185,290	USD	250,524	AUD	5,725		—
Canadian Imperial Bank of Commerce	10/5/2020	48,263	CHF	52,535	USD	0	^	—
Canadian Imperial Bank of Commerce	10/5/2020	96,526	DKK	15,207	USD	0	^	—
Canadian Imperial Bank of Commerce	10/5/2020	227,178	EUR	266,394	USD	23		—
Canadian Imperial Bank of Commerce	10/5/2020	117,071	GBP	151,351	USD	—		(0)^
Canadian Imperial Bank of Commerce	10/5/2020	153,455	ILS	44,870	USD	—		(3)
Canadian Imperial Bank of Commerce	10/5/2020	56,573,859	JPY	536,082	USD	28		—
Canadian Imperial Bank of Commerce	10/5/2020	491,641	NOK	52,545	USD	0	^	—
Canadian Imperial Bank of Commerce	10/5/2020	21,805	NZD	14,413	USD	0	^	—
Canadian Imperial Bank of Commerce	10/5/2020	773,399	SEK	86,416	USD	0	^	—
Canadian Imperial Bank of Commerce	10/5/2020	74,808	SGD	54,801	USD	0	^	—
Canadian Imperial Bank of Commerce	10/5/2020	47,153	USD	42,420	CHF	978		—
Canadian Imperial Bank of Commerce	10/5/2020	13,645	USD	84,892	DKK	271		—
Canadian Imperial Bank of Commerce	10/5/2020	239,138	USD	199,820	EUR	4,804		—
Canadian Imperial Bank of Commerce	10/5/2020	135,864	USD	101,452	GBP	4,705		—
Canadian Imperial Bank of Commerce	10/5/2020	40,270	USD	134,933	ILS	818		—
Canadian Imperial Bank of Commerce	10/5/2020	481,231	USD	51,012,074	JPY	—		(2,174)
Canadian Imperial Bank of Commerce	10/5/2020	47,166	USD	409,238	NOK	3,428		—
Canadian Imperial Bank of Commerce	10/5/2020	12,934	USD	19,137	NZD	285		—
Canadian Imperial Bank of Commerce	10/5/2020	77,571	USD	668,824	SEK	2,840		—
Canadian Imperial Bank of Commerce	10/5/2020	49,182	USD	66,867	SGD	199		—
Canadian Imperial Bank of Commerce	10/6/2020	287,976	AUD	206,408	USD	1		—
Canadian Imperial Bank of Commerce	10/6/2020	185,290	USD	250,526	AUD	5,724		—
Canadian Imperial Bank of Commerce	11/4/2020	201,472	USD	281,076	AUD	—		(4)
Canadian Imperial Bank of Commerce	11/4/2020	50,072	USD	45,963	CHF	—		(1)
Canadian Imperial Bank of Commerce	11/4/2020	15,200	USD	96,439	DKK	—		(1)
Canadian Imperial Bank of Commerce	11/4/2020	251,893	USD	214,682	EUR	—		(25)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2020

Canadian Imperial Bank of Commerce	11/4/2020	146,225	USD	113,089	GBP	—		(1)
Canadian Imperial Bank of Commerce	11/4/2020	41,917	USD	143,335	ILS	—		(6)
Canadian Imperial Bank of Commerce	11/4/2020	51,543	USD	482,254	NOK	—		(1)
Canadian Imperial Bank of Commerce	11/4/2020	14,680	USD	22,209	NZD	—		(0)^
Canadian Imperial Bank of Commerce	11/4/2020	88,845	USD	794,906	SEK	—		(2)
Canadian Imperial Bank of Commerce	11/4/2020	51,089	USD	69,740	SGD	—		(1)
Canadian Imperial Bank of Commerce	11/5/2020	582,376	USD	61,440,143	JPY	—		(46)
Citibank N.A.	10/5/2020	37,532	CHF	40,854	USD	0	^	—
Citibank N.A.	10/5/2020	75,041	DKK	11,822	USD	0	^	—
Citibank N.A.	10/5/2020	176,678	EUR	207,194	USD	1		—
Citibank N.A.	10/5/2020	91,054	GBP	117,715	USD	1		—
Citibank N.A.	10/5/2020	119,328	ILS	34,890	USD	—		(1)
Citibank N.A.	10/5/2020	43,999,040	JPY	416,947	USD	0	^	—
Citibank N.A.	10/5/2020	382,357	NOK	40,866	USD	—		(1)
Citibank N.A.	10/5/2020	16,952	NZD	11,206	USD	—		(0)^
Citibank N.A.	10/5/2020	601,511	SEK	67,209	USD	1		—
Citibank N.A.	10/5/2020	58,168	SGD	42,612	USD	—		(1)
Citibank N.A.	10/5/2020	47,153	USD	42,417	CHF	981		—
Citibank N.A.	10/5/2020	13,645	USD	84,888	DKK	271		—
Citibank N.A.	10/5/2020	239,138	USD	199,821	EUR	4,803		—
Citibank N.A.	10/5/2020	135,864	USD	101,446	GBP	4,713		—
Citibank N.A.	10/5/2020	40,270	USD	134,925	ILS	821		—
Citibank N.A.	10/5/2020	481,231	USD	51,012,218	JPY	—		(2,175)
Citibank N.A.	10/5/2020	47,166	USD	409,205	NOK	3,432		—
Citibank N.A.	10/5/2020	12,934	USD	19,137	NZD	284		—
Citibank N.A.	10/5/2020	77,571	USD	668,787	SEK	2,844		—
Citibank N.A.	10/5/2020	49,182	USD	66,867	SGD	198		—
Citibank N.A.	10/6/2020	223,974	AUD	160,539	USD	—		(4)
Citibank N.A.	10/6/2020	185,290	USD	250,528	AUD	5,723		—
Citibank N.A.	11/4/2020	156,697	USD	218,609	AUD	—		(3)
Citibank N.A.	11/4/2020	38,934	USD	35,740	CHF	—		(2)
Citibank N.A.	11/4/2020	11,821	USD	75,001	DKK	—		(1)
Citibank N.A.	11/4/2020	195,916	USD	166,963	EUR	—		(7)
Citibank N.A.	11/4/2020	113,722	USD	87,953	GBP	—		(3)
Citibank N.A.	11/4/2020	32,594	USD	111,443	ILS	—		(1)
Citibank N.A.	11/4/2020	40,079	USD	374,994	NOK	—		(0)^
Citibank N.A.	11/4/2020	11,412	USD	17,265	NZD	0	^	—
Citibank N.A.	11/4/2020	69,097	USD	618,224	SEK	—		(2)
Citibank N.A.	11/4/2020	39,732	USD	54,236	SGD	1		—
Citibank N.A.	11/5/2020	452,955	USD	47,784,215	JPY	—		(15)
Commonwealth Bank of Australia	10/5/2020	37,535	CHF	40,854	USD	3		—
Commonwealth Bank of Australia	10/5/2020	75,043	DKK	11,822	USD	0	^	—
Commonwealth Bank of Australia	10/5/2020	176,689	EUR	207,194	USD	13		—
Commonwealth Bank of Australia	10/5/2020	91,054	GBP	117,715	USD	2		—
Commonwealth Bank of Australia	10/5/2020	119,334	ILS	34,890	USD	1		—
Commonwealth Bank of Australia	10/5/2020	44,001,667	JPY	416,947	USD	25		—
Commonwealth Bank of Australia	10/5/2020	382,367	NOK	40,866	USD	0	^	—
Commonwealth Bank of Australia	10/5/2020	16,953	NZD	11,206	USD	0	^	—
Commonwealth Bank of Australia	10/5/2020	601,521	SEK	67,209	USD	2		—
Commonwealth Bank of Australia	10/5/2020	58,170	SGD	42,612	USD	0	^	—
Commonwealth Bank of Australia	10/5/2020	47,153	USD	42,419	CHF	979		—
Commonwealth Bank of Australia	10/5/2020	13,645	USD	84,891	DKK	271		—
Commonwealth Bank of Australia	10/5/2020	239,138	USD	199,826	EUR	4,798		—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2020

Commonwealth Bank of Australia	10/5/2020	135,864	USD	101,452	GBP	4,706		—
Commonwealth Bank of Australia	10/5/2020	40,270	USD	134,939	ILS	817		—
Commonwealth Bank of Australia	10/5/2020	481,231	USD	51,013,229	JPY	—		(2,185)
Commonwealth Bank of Australia	10/5/2020	47,166	USD	409,229	NOK	3,429		—
Commonwealth Bank of Australia	10/5/2020	12,934	USD	19,137	NZD	285		—
Commonwealth Bank of Australia	10/5/2020	77,571	USD	668,826	SEK	2,840		—
Commonwealth Bank of Australia	10/5/2020	49,182	USD	66,868	SGD	198		—
Commonwealth Bank of Australia	10/6/2020	223,982	AUD	160,539	USD	1		—
Commonwealth Bank of Australia	10/6/2020	185,290	USD	250,528	AUD	5,723		—
Commonwealth Bank of Australia	11/4/2020	156,697	USD	218,609	AUD	—		(3)
Commonwealth Bank of Australia	11/4/2020	38,934	USD	35,741	CHF	—		(3)
Commonwealth Bank of Australia	11/4/2020	11,821	USD	75,001	DKK	—		(1)
Commonwealth Bank of Australia	11/4/2020	195,916	USD	166,971	EUR	—		(16)
Commonwealth Bank of Australia	11/4/2020	113,722	USD	87,953	GBP	—		(3)
Commonwealth Bank of Australia	11/4/2020	32,594	USD	111,458	ILS	—		(6)
Commonwealth Bank of Australia	11/4/2020	40,079	USD	374,995	NOK	—		(1)
Commonwealth Bank of Australia	11/4/2020	11,412	USD	17,264	NZD	1		—
Commonwealth Bank of Australia	11/4/2020	69,097	USD	618,232	SEK	—		(3)
Commonwealth Bank of Australia	11/4/2020	39,732	USD	54,237	SGD	—		(1)
Commonwealth Bank of Australia	11/5/2020	452,955	USD	47,786,299	JPY	—		(35)
Credit Suisse International	10/5/2020	37,531	CHF	40,854	USD	0	^	—
Credit Suisse International	10/5/2020	75,039	DKK	11,822	USD	—		(0)^
Credit Suisse International	10/5/2020	176,678	EUR	207,194	USD	1		—
Credit Suisse International	10/5/2020	91,053	GBP	117,715	USD	0	^	—
Credit Suisse International	10/5/2020	119,325	ILS	34,890	USD	—		(2)
Credit Suisse International	10/5/2020	43,998,624	JPY	416,947	USD	—		(4)
Credit Suisse International	10/5/2020	382,349	NOK	40,866	USD	—		(2)
Credit Suisse International	10/5/2020	16,951	NZD	11,206	USD	—		(1)
Credit Suisse International	10/5/2020	601,509	SEK	67,209	USD	1		—
Credit Suisse International	10/5/2020	58,166	SGD	42,612	USD	—		(3)
Credit Suisse International	10/5/2020	47,153	USD	42,419	CHF	979		—
Credit Suisse International	10/5/2020	13,645	USD	84,890	DKK	271		—
Credit Suisse International	10/5/2020	239,138	USD	199,819	EUR	4,806		—
Credit Suisse International	10/5/2020	135,864	USD	101,448	GBP	4,711		—
Credit Suisse International	10/5/2020	40,270	USD	134,944	ILS	815		—
Credit Suisse International	10/5/2020	481,231	USD	51,011,929	JPY	—		(2,172)
Credit Suisse International	10/5/2020	47,166	USD	409,227	NOK	3,429		—
Credit Suisse International	10/5/2020	12,934	USD	19,137	NZD	284		—
Credit Suisse International	10/5/2020	77,571	USD	668,830	SEK	2,839		—
Credit Suisse International	10/5/2020	49,182	USD	66,869	SGD	197		—
Credit Suisse International	10/6/2020	223,965	AUD	160,539	USD	—		(11)
Credit Suisse International	10/6/2020	185,290	USD	250,533	AUD	5,719		—
Credit Suisse International	11/4/2020	156,697	USD	218,610	AUD	—		(3)
Credit Suisse International	11/4/2020	38,934	USD	35,740	CHF	—		(3)
Credit Suisse International	11/4/2020	11,821	USD	75,004	DKK	—		(1)
Credit Suisse International	11/4/2020	195,916	USD	166,969	EUR	—		(13)
Credit Suisse International	11/4/2020	113,722	USD	87,956	GBP	—		(6)
Credit Suisse International	11/4/2020	32,594	USD	111,443	ILS	—		(1)
Credit Suisse International	11/4/2020	40,079	USD	374,990	NOK	—		(0)^
Credit Suisse International	11/4/2020	11,412	USD	17,265	NZD	—		(0)^
Credit Suisse International	11/4/2020	69,097	USD	618,240	SEK	—		(4)
Credit Suisse International	11/4/2020	39,732	USD	54,238	SGD	—		(1)
Credit Suisse International	11/5/2020	452,955	USD	47,785,438	JPY	—		(27)
Goldman Sachs	10/5/2020	37,532	CHF	40,854	USD	1		—
Goldman Sachs	10/5/2020	75,042	DKK	11,822	USD	0	^	—
Goldman Sachs	10/5/2020	176,682	EUR	207,194	USD	5		—
Goldman Sachs	10/5/2020	91,054	GBP	117,715	USD	2		—
Goldman Sachs	10/5/2020	119,329	ILS	34,890	USD	—		(1)
Goldman Sachs	10/5/2020	43,999,833	JPY	416,947	USD	8		—
Goldman Sachs	10/5/2020	382,360	NOK	40,866	USD	—		(1)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2020

Goldman Sachs	10/5/2020	16,953	NZD	11,206	USD	—		(0)^
Goldman Sachs	10/5/2020	601,512	SEK	67,209	USD	1		—
Goldman Sachs	10/5/2020	58,168	SGD	42,612	USD	—		(1)
Goldman Sachs	10/5/2020	47,153	USD	42,418	CHF	979		—
Goldman Sachs	10/5/2020	13,645	USD	84,964	DKK	260		—
Goldman Sachs	10/5/2020	239,138	USD	199,817	EUR	4,808		—
Goldman Sachs	10/5/2020	135,864	USD	101,446	GBP	4,713		—
Goldman Sachs	10/5/2020	40,270	USD	135,030	ILS	790		—
Goldman Sachs	10/5/2020	481,231	USD	50,954,663	JPY	—		(1,630)
Goldman Sachs	10/5/2020	47,166	USD	409,228	NOK	3,429		—
Goldman Sachs	10/5/2020	12,934	USD	19,168	NZD	264		—
Goldman Sachs	10/5/2020	77,571	USD	668,824	SEK	2,840		—
Goldman Sachs	10/5/2020	49,182	USD	66,896	SGD	177		—
Goldman Sachs	10/6/2020	223,979	AUD	160,539	USD	—		(1)
Goldman Sachs	10/6/2020	185,290	USD	250,524	AUD	5,725		—
Goldman Sachs	11/4/2020	156,697	USD	218,606	AUD	—		(1)
Goldman Sachs	11/4/2020	38,934	USD	35,739	CHF	—		(1)
Goldman Sachs	11/4/2020	11,821	USD	75,001	DKK	—		(1)
Goldman Sachs	11/4/2020	195,916	USD	166,964	EUR	—		(8)
Goldman Sachs	11/4/2020	113,722	USD	87,953	GBP	—		(3)
Goldman Sachs	11/4/2020	32,594	USD	111,443	ILS	—		(1)
Goldman Sachs	11/4/2020	40,079	USD	374,989	NOK	0	^	—
Goldman Sachs	11/4/2020	11,412	USD	17,265	NZD	—		(0)^
Goldman Sachs	11/4/2020	69,097	USD	618,232	SEK	—		(3)
Goldman Sachs	11/4/2020	39,732	USD	54,237	SGD	—		(0)^
Goldman Sachs	11/5/2020	452,955	USD	47,784,533	JPY	—		(18)
HSBC Holdings PLC	10/5/2020	37,535	CHF	40,854	USD	4		—
HSBC Holdings PLC	10/5/2020	75,044	DKK	11,822	USD	1		—
HSBC Holdings PLC	10/5/2020	176,691	EUR	207,194	USD	16		—
HSBC Holdings PLC	10/5/2020	91,056	GBP	117,715	USD	3		—
HSBC Holdings PLC	10/5/2020	119,332	ILS	34,890	USD	0	^	—
HSBC Holdings PLC	10/5/2020	44,001,084	JPY	416,947	USD	20		—
HSBC Holdings PLC	10/5/2020	382,361	NOK	40,866	USD	—		(1)
HSBC Holdings PLC	10/5/2020	16,953	NZD	11,206	USD	—		(0)^
HSBC Holdings PLC	10/5/2020	601,529	SEK	67,209	USD	3		—
HSBC Holdings PLC	10/5/2020	58,169	SGD	42,612	USD	—		(0)^
HSBC Holdings PLC	10/6/2020	223,978	AUD	160,539	USD	—		(1)
HSBC Holdings PLC	11/4/2020	156,697	USD	218,606	AUD	—		(0)^
HSBC Holdings PLC	11/4/2020	38,934	USD	35,742	CHF	—		(4)
HSBC Holdings PLC	11/4/2020	11,821	USD	75,002	DKK	—		(1)
HSBC Holdings PLC	11/4/2020	195,916	USD	166,972	EUR	—		(17)
HSBC Holdings PLC	11/4/2020	113,722	USD	87,954	GBP	—		(4)
HSBC Holdings PLC	11/4/2020	32,594	USD	111,443	ILS	—		(1)
HSBC Holdings PLC	11/4/2020	40,079	USD	374,983	NOK	1		—
HSBC Holdings PLC	11/4/2020	11,412	USD	17,264	NZD	0	^	—
HSBC Holdings PLC	11/4/2020	69,097	USD	618,235	SEK	—		(3)
HSBC Holdings PLC	11/4/2020	39,732	USD	54,237	SGD	—		(0)^
HSBC Holdings PLC	11/5/2020	452,955	USD	47,785,665	JPY	—		(29)
JP Morgan Chase Bank N.A.	10/2/2020	71,000	AUD	43,381	EUR	18		—
JP Morgan Chase Bank N.A.	10/5/2020	37,533	CHF	40,854	USD	1		—
JP Morgan Chase Bank N.A.	10/5/2020	75,042	DKK	11,822	USD	0	^	—
JP Morgan Chase Bank N.A.	10/5/2020	176,683	EUR	207,194	USD	6		—
JP Morgan Chase Bank N.A.	10/5/2020	91,055	GBP	117,715	USD	3		—
JP Morgan Chase Bank N.A.	10/5/2020	119,328	ILS	34,890	USD	—		(1)
JP Morgan Chase Bank N.A.	10/5/2020	43,999,999	JPY	416,947	USD	9		—
JP Morgan Chase Bank N.A.	10/5/2020	382,357	NOK	40,866	USD	—		(1)
JP Morgan Chase Bank N.A.	10/5/2020	16,953	NZD	11,206	USD	—		(0)^
JP Morgan Chase Bank N.A.	10/5/2020	601,517	SEK	67,209	USD	2		—
JP Morgan Chase Bank N.A.	10/5/2020	58,167	SGD	42,612	USD	—		(2)
JP Morgan Chase Bank N.A.	10/5/2020	23,582	USD	21,214	CHF	490		—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2020

JP Morgan Chase Bank N.A.	10/5/2020	6,826	USD	42,465	DKK	136		—
JP Morgan Chase Bank N.A.	10/5/2020	119,579	USD	99,916	EUR	2,405		—
JP Morgan Chase Bank N.A.	10/5/2020	67,935	USD	50,725	GBP	2,356		—
JP Morgan Chase Bank N.A.	10/5/2020	20,137	USD	67,472	ILS	410		—
JP Morgan Chase Bank N.A.	10/5/2020	240,622	USD	25,506,292	JPY	—		(1,083)
JP Morgan Chase Bank N.A.	10/5/2020	23,594	USD	204,702	NOK	1,716		—
JP Morgan Chase Bank N.A.	10/5/2020	6,469	USD	9,571	NZD	142		—
JP Morgan Chase Bank N.A.	10/5/2020	38,792	USD	334,455	SEK	1,422		—
JP Morgan Chase Bank N.A.	10/5/2020	24,603	USD	33,450	SGD	100		—
JP Morgan Chase Bank N.A.	10/6/2020	223,977	AUD	160,539	USD	—		(3)
JP Morgan Chase Bank N.A.	10/6/2020	92,652	USD	125,270	AUD	2,864		—
JP Morgan Chase Bank N.A.	11/4/2020	156,697	USD	218,601	AUD	3		—
JP Morgan Chase Bank N.A.	11/4/2020	38,934	USD	35,739	CHF	—		(1)
JP Morgan Chase Bank N.A.	11/4/2020	11,821	USD	75,000	DKK	—		(1)
JP Morgan Chase Bank N.A.	11/4/2020	195,916	USD	166,967	EUR	—		(11)
JP Morgan Chase Bank N.A.	11/4/2020	113,722	USD	87,953	GBP	—		(3)
JP Morgan Chase Bank N.A.	11/4/2020	32,594	USD	111,438	ILS	0	^	—
JP Morgan Chase Bank N.A.	11/4/2020	40,079	USD	374,978	NOK	1		—
JP Morgan Chase Bank N.A.	11/4/2020	11,412	USD	17,264	NZD	0	^	—
JP Morgan Chase Bank N.A.	11/4/2020	69,097	USD	618,226	SEK	—		(2)
JP Morgan Chase Bank N.A.	11/4/2020	39,732	USD	54,236	SGD	0	^	—
JP Morgan Chase Bank N.A.	11/5/2020	452,955	USD	47,785,212	JPY	—		(25)
Morgan Stanley & Co. International	10/1/2020	53,200	ILS	13,243	EUR	25		—
Morgan Stanley & Co. International	10/5/2020	5,314	CHF	5,781	USD	3		—
Morgan Stanley & Co. International	10/5/2020	37,531	CHF	40,854	USD	—		(0)^
Morgan Stanley & Co. International	10/5/2020	10,635	DKK	1,673	USD	2		—
Morgan Stanley & Co. International	10/5/2020	75,040	DKK	11,822	USD	0	^	—
Morgan Stanley & Co. International	10/5/2020	25,042	EUR	29,319	USD	48		—
Morgan Stanley & Co. International	10/5/2020	176,683	EUR	207,194	USD	6		—
Morgan Stanley & Co. International	10/5/2020	13,090	GBP	16,657	USD	266		—
Morgan Stanley & Co. International	10/5/2020	91,053	GBP	117,715	USD	—		(0)^
Morgan Stanley & Co. International	10/5/2020	16,953	ILS	4,937	USD	20		—
Morgan Stanley & Co. International	10/5/2020	119,331	ILS	34,890	USD	0	^	—
Morgan Stanley & Co. International	10/5/2020	6,192,880	JPY	59,001	USD	—		(316)
Morgan Stanley & Co. International	10/5/2020	43,999,833	JPY	416,947	USD	8		—
Morgan Stanley & Co. International	10/5/2020	54,079	NOK	5,783	USD	—		(3)
Morgan Stanley & Co. International	10/5/2020	382,366	NOK	40,866	USD	—		(0)^
Morgan Stanley & Co. International	10/5/2020	2,388	NZD	1,586	USD	—		(7)
Morgan Stanley & Co. International	10/5/2020	16,953	NZD	11,206	USD	—		(0)^
Morgan Stanley & Co. International	10/5/2020	84,638	SEK	9,511	USD	—		(54)
Morgan Stanley & Co. International	10/5/2020	601,502	SEK	67,209	USD	—		(0)^
Morgan Stanley & Co. International	10/5/2020	8,236	SGD	6,030	USD	3		—
Morgan Stanley & Co. International	10/5/2020	58,170	SGD	42,612	USD	0	^	—
Morgan Stanley & Co. International	10/5/2020	47,153	USD	42,468	CHF	925		—
Morgan Stanley & Co. International	10/5/2020	13,645	USD	84,964	DKK	260		—
Morgan Stanley & Co. International	10/5/2020	239,138	USD	200,040	EUR	4,546		—
Morgan Stanley & Co. International	10/5/2020	135,864	USD	101,602	GBP	4,511		—
Morgan Stanley & Co. International	10/5/2020	40,270	USD	135,216	ILS	736		—
Morgan Stanley & Co. International	10/5/2020	481,231	USD	51,016,934	JPY	—		(2,220)
Morgan Stanley & Co. International	10/5/2020	47,166	USD	410,721	NOK	3,270		—
Morgan Stanley & Co. International	10/5/2020	12,934	USD	19,141	NZD	282		—
Morgan Stanley & Co. International	10/5/2020	77,571	USD	667,956	SEK	2,937		—
Morgan Stanley & Co. International	10/5/2020	49,182	USD	66,871	SGD	195		—
Morgan Stanley & Co. International	10/6/2020	31,654	AUD	22,717	USD	—		(29)
Morgan Stanley & Co. International	10/6/2020	223,979	AUD	160,539	USD	—		(1)
Morgan Stanley & Co. International	10/6/2020	185,290	USD	250,742	AUD	5,570		—
Morgan Stanley & Co. International	11/4/2020	156,697	USD	218,612	AUD	—		(5)
Morgan Stanley & Co. International	11/4/2020	38,934	USD	35,738	CHF	—		(0)^
Morgan Stanley & Co. International	11/4/2020	11,821	USD	74,999	DKK	—		(0)^
Morgan Stanley & Co. International	11/4/2020	195,916	USD	166,970	EUR	—		(15)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2020

Morgan Stanley & Co. International	11/4/2020	113,722	USD	87,952	GBP	—		(2)
Morgan Stanley & Co. International	11/4/2020	32,594	USD	111,442	ILS	—		(1)
Morgan Stanley & Co. International	11/4/2020	40,079	USD	374,991	NOK	—		(0	)^
Morgan Stanley & Co. International	11/4/2020	11,412	USD	17,266	NZD	—		(1)
Morgan Stanley & Co. International	11/4/2020	69,097	USD	618,212	SEK	—		(1)
Morgan Stanley & Co. International	11/4/2020	39,732	USD	54,241	SGD	—		(3)
Morgan Stanley & Co. International	11/5/2020	452,955	USD	47,786,571	JPY	—		(38)
Royal Bank of Canada	10/2/2020	29,400	GBP	32,358	EUR	64		—
Royal Bank of Canada	10/5/2020	37,532	CHF	40,854	USD	0	^	—
Royal Bank of Canada	10/5/2020	75,040	DKK	11,822	USD	—		(0	) ^
Royal Bank of Canada	10/5/2020	176,678	EUR	207,194	USD	0	^	—
Royal Bank of Canada	10/5/2020	91,053	GBP	117,715	USD	—		(0	)^
Royal Bank of Canada	10/5/2020	119,330	ILS	34,890	USD	—		(0	)^
Royal Bank of Canada	10/5/2020	43,998,957	JPY	416,947	USD	—		(1)
Royal Bank of Canada	10/5/2020	382,365	NOK	40,866	USD	—		(0	)^
Royal Bank of Canada	10/5/2020	16,953	NZD	11,206	USD	—		(0	)^
Royal Bank of Canada	10/5/2020	601,502	SEK	67,209	USD	—		(0	)^
Royal Bank of Canada	10/5/2020	58,169	SGD	42,612	USD	—		(0	)^
Royal Bank of Canada	10/6/2020	223,980	AUD	160,539	USD	—		(0	)^
Royal Bank of Canada	11/4/2020	156,697	USD	218,608	AUD	—		(2)
Royal Bank of Canada	11/4/2020	38,934	USD	35,738	CHF	—		(0	)^
Royal Bank of Canada	11/4/2020	11,821	USD	74,999	DKK	—		(0	)^
Royal Bank of Canada	11/4/2020	195,916	USD	166,958	EUR	—		(1)
Royal Bank of Canada	11/4/2020	113,722	USD	87,951	GBP	—		(1)
Royal Bank of Canada	11/4/2020	32,594	USD	111,442	ILS	—		(1)
Royal Bank of Canada	11/4/2020	40,079	USD	374,994	NOK	—		(0	)^
Royal Bank of Canada	11/4/2020	11,412	USD	17,265	NZD	—		(0	)^
Royal Bank of Canada	11/4/2020	69,097	USD	618,212	SEK	—		(1)
Royal Bank of Canada	11/4/2020	39,732	USD	54,237	SGD	—		(0	)^
Royal Bank of Canada	11/5/2020	452,955	USD	47,783,128	JPY	—		(5)
Societe Generale	10/2/2020	15,200	CHF	14,074	EUR	40		—
Societe Generale	10/5/2020	37,533	CHF	40,854	USD	1		—
Societe Generale	10/5/2020	75,044	DKK	11,822	USD	1		—
Societe Generale	10/5/2020	176,686	EUR	207,194	USD	9		—
Societe Generale	10/5/2020	91,055	GBP	117,715	USD	2		—
Societe Generale	10/5/2020	119,329	ILS	34,890	USD	—		(1)
Societe Generale	10/5/2020	44,001,250	JPY	416,947	USD	21		—
Societe Generale	10/5/2020	382,348	NOK	40,866	USD	—		(2)
Societe Generale	10/5/2020	16,952	NZD	11,206	USD	—		(0	)^
Societe Generale	10/5/2020	601,535	SEK	67,209	USD	4		—
Societe Generale	10/5/2020	58,167	SGD	42,612	USD	—		(2)
Societe Generale	10/5/2020	47,153	USD	42,416	CHF	982		—
Societe Generale	10/5/2020	13,645	USD	84,905	DKK	269		—
Societe Generale	10/5/2020	239,138	USD	199,818	EUR	4,807		—
Societe Generale	10/5/2020	135,864	USD	101,449	GBP	4,709		—
Societe Generale	10/5/2020	40,270	USD	134,937	ILS	817		—
Societe Generale	10/5/2020	481,231	USD	51,013,373	JPY	—		(2,186)
Societe Generale	10/5/2020	47,166	USD	409,241	NOK	3,428		—
Societe Generale	10/5/2020	12,934	USD	19,137	NZD	284		—
Societe Generale	10/5/2020	77,571	USD	668,825	SEK	2,840		—
Societe Generale	10/5/2020	49,182	USD	66,870	SGD	197		—
Societe Generale	10/6/2020	223,979	AUD	160,539	USD	—		(1)
Societe Generale	10/6/2020	185,290	USD	250,514	AUD	5,733		—
Societe Generale	11/4/2020	156,697	USD	218,606	AUD	—		(1)
Societe Generale	11/4/2020	38,934	USD	35,739	CHF	—		(2)
Societe Generale	11/4/2020	11,821	USD	75,004	DKK	—		(1)
Societe Generale	11/4/2020	195,916	USD	166,969	EUR	—		(13)
Societe Generale	11/4/2020	113,722	USD	87,954	GBP	—		(5)
Societe Generale	11/4/2020	32,594	USD	111,447	ILS	—		(2)
Societe Generale	11/4/2020	40,079	USD	374,973	NOK	2		—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2020

Societe Generale	11/4/2020	11,412	USD	17,264	NZD	1		—
Societe Generale	11/4/2020	69,097	USD	618,244	SEK	—		(4)
Societe Generale	11/4/2020	39,732	USD	54,235	SGD	1		—
Societe Generale	11/5/2020	452,955	USD	47,786,752	JPY	—		(39)
Standard Chartered Bank	10/5/2020	37,532	CHF	40,854	USD	0	^	—
Standard Chartered Bank	10/5/2020	75,039	DKK	11,822	USD	—		(0)^
Standard Chartered Bank	10/5/2020	176,677	EUR	207,194	USD	—		(0)^
Standard Chartered Bank	10/5/2020	91,053	GBP	117,715	USD	—		(0)^
Standard Chartered Bank	10/5/2020	119,331	ILS	34,890	USD	—		(0)^
Standard Chartered Bank	10/5/2020	44,000,416	JPY	416,947	USD	13		—
Standard Chartered Bank	10/5/2020	382,357	NOK	40,866	USD	—		(1)
Standard Chartered Bank	10/5/2020	16,953	NZD	11,206	USD	—		(0)^
Standard Chartered Bank	10/5/2020	601,495	SEK	67,209	USD	—		(1)
Standard Chartered Bank	10/5/2020	58,168	SGD	42,612	USD	—		(1)
Standard Chartered Bank	10/5/2020	47,153	USD	42,417	CHF	981		—
Standard Chartered Bank	10/5/2020	13,645	USD	84,894	DKK	270		—
Standard Chartered Bank	10/5/2020	239,138	USD	199,827	EUR	4,796		—
Standard Chartered Bank	10/5/2020	135,864	USD	101,447	GBP	4,711		—
Standard Chartered Bank	10/5/2020	40,270	USD	134,943	ILS	816		—
Standard Chartered Bank	10/5/2020	481,231	USD	51,014,817	JPY	—		(2,200)
Standard Chartered Bank	10/5/2020	47,166	USD	409,238	NOK	3,428		—
Standard Chartered Bank	10/5/2020	12,934	USD	19,137	NZD	285		—
Standard Chartered Bank	10/5/2020	77,571	USD	668,822	SEK	2,840		—
Standard Chartered Bank	10/5/2020	49,182	USD	66,868	SGD	198		—
Standard Chartered Bank	10/6/2020	223,980	AUD	160,539	USD	0	^	—
Standard Chartered Bank	10/6/2020	185,290	USD	250,517	AUD	5,730		—
Standard Chartered Bank	11/4/2020	156,697	USD	218,608	AUD	—		(2)
Standard Chartered Bank	11/4/2020	38,934	USD	35,738	CHF	—		(1)
Standard Chartered Bank	11/4/2020	11,821	USD	74,999	DKK	—		(0)^
Standard Chartered Bank	11/4/2020	195,916	USD	166,971	EUR	—		(16)
Standard Chartered Bank	11/4/2020	113,722	USD	87,951	GBP	—		(1)
Standard Chartered Bank	11/4/2020	32,594	USD	111,449	ILS	—		(3)
Standard Chartered Bank	11/4/2020	40,079	USD	375,000	NOK	—		(1)
Standard Chartered Bank	11/4/2020	11,412	USD	17,265	NZD	—		(0)^
Standard Chartered Bank	11/4/2020	69,097	USD	618,221	SEK	—		(2)
Standard Chartered Bank	11/4/2020	39,732	USD	54,238	SGD	—		(1)
Standard Chartered Bank	11/5/2020	452,955	USD	47,788,564	JPY	—		(56)
State Street Bank and Trust	10/2/2020	23,550	DKK	3,709	USD	1		—
UBS AG	10/2/2020	286,000	SEK	43,607	SGD	11		—
UBS AG	10/5/2020	37,532	CHF	40,854	USD	1		—
UBS AG	10/5/2020	75,038	DKK	11,822	USD	—		(0)^
UBS AG	10/5/2020	176,680	EUR	207,194	USD	3		—
UBS AG	10/5/2020	91,055	GBP	117,715	USD	2		—
UBS AG	10/5/2020	119,327	ILS	34,890	USD	—		(1)
UBS AG	10/5/2020	44,001,125	JPY	416,947	USD	20		—
UBS AG	10/5/2020	382,241	NOK	40,866	USD	—		(13)
UBS AG	10/5/2020	16,953	NZD	11,206	USD	—		(0)^
UBS AG	10/5/2020	601,510	SEK	67,209	USD	1		—
UBS AG	10/5/2020	58,168	SGD	42,612	USD	—		(1)
UBS AG	10/5/2020	47,153	USD	42,419	CHF	979		—
UBS AG	10/5/2020	13,645	USD	84,888	DKK	271		—
UBS AG	10/5/2020	239,138	USD	199,819	EUR	4,805		—
UBS AG	10/5/2020	135,864	USD	101,446	GBP	4,712		—
UBS AG	10/5/2020	40,270	USD	134,941	ILS	816		—
UBS AG	10/5/2020	481,231	USD	51,012,218	JPY	—		(2,175)
UBS AG	10/5/2020	47,166	USD	409,225	NOK	3,429		—
UBS AG	10/5/2020	12,934	USD	19,136	NZD	285		—
UBS AG	10/5/2020	77,571	USD	668,817	SEK	2,841		—
UBS AG	10/5/2020	49,182	USD	66,868	SGD	198		—
UBS AG	10/6/2020	223,976	AUD	160,539	USD	—		(3)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2020

UBS AG	10/6/2020	185,290	USD	250,527	AUD	5,723		—
UBS AG	11/4/2020	156,697	USD	218,605	AUD	0	^	—
UBS AG	11/4/2020	38,934	USD	35,739	CHF	—		(1)
UBS AG	11/4/2020	11,821	USD	75,002	DKK	—		(1)
UBS AG	11/4/2020	195,916	USD	166,965	EUR	—		(9)
UBS AG	11/4/2020	113,722	USD	87,954	GBP	—		(4)
UBS AG	11/4/2020	32,594	USD	111,452	ILS	—		(4)
UBS AG	11/4/2020	40,079	USD	374,991	NOK	—		(0)^
UBS AG	11/4/2020	11,412	USD	17,265	NZD	0	^	—
UBS AG	11/4/2020	69,097	USD	618,240	SEK	—		(4)
UBS AG	11/4/2020	39,732	USD	54,237	SGD	—		(0)^
UBS AG	11/5/2020	452,955	USD	47,784,533	JPY	—		(18)

						$300,671		$(28,104)

^	Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Japan	$12,490,303	$40,368	$—		$12,530,671
Singapore	1,078,199	—	12,601	*	1,090,800
United Kingdom	3,155,726	—	8,240	*	3,163,966
Other	20,450,891	—	—		20,450,891
Rights	—	1,256	—		1,256
Investment of Cash Collateral for Securities Loaned	—	2,541,554	—		2,541,554

Total Investments in Securities	$37,175,119	$2,583,178	$20,841		$39,779,138

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$300,671	$—		$300,671
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(28,104)	$—		$(28,104)

Total - Net	$37,175,119	$2,855,745	$20,841		$40,051,705

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ESG Fund (RESE)

September 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.8%

Brazil - 5.3%
B2W Cia Digital*	5,094	$81,320
B3 S.A. - Brasil Bolsa Balcao	19,500	190,314
Banco Bradesco S.A., Preference Shares	55,844	192,308
Banco Santander Brasil S.A.	23,742	117,774
Cia Energetica de Minas Gerais, Preference Shares	52,684	94,405
Cielo S.A.	32,693	22,795
Equatorial Energia S.A.	14,303	53,746
IRB Brasil Resseguros S.A.	19,847	26,374
Itau Unibanco Holding S.A., Preference Shares	53,746	214,547
Itausa S.A., Preference Shares	43,714	68,249
Klabin S.A.	19,700	83,184
Lojas Renner S.A.	14,280	100,454
Porto Seguro S.A.	6,793	58,150
Sul America S.A.	14,126	99,320
Suzano S.A.*	9,500	76,773
Telefonica Brasil S.A., Preference Shares	6,374	49,102
TIM Participacoes S.A.	33,442	77,487
WEG S.A.	13,961	162,733

Total Brazil		1,769,035

Chile - 0.5%
Aguas Andinas S.A. Class A	314,454	87,812
Embotelladora Andina S.A. Class B, Preference Shares	38,487	84,759

Total Chile		172,571

China - 39.6%
3SBio, Inc.*(a)(b)	77,000	86,637
A-Living Services Co., Ltd. Class H(a)	11,750	59,432
AAC Technologies Holdings, Inc.	7,000	37,710
Agile Group Holdings Ltd.	2,000	2,612
Alibaba Group Holding Ltd. ADR*	10,462	3,075,619
ANTA Sports Products Ltd.	16,000	165,368
Autohome, Inc. ADR	530	50,880
BAIC Motor Corp., Ltd. Class H(a)	132,000	53,652
Baidu, Inc. ADR*	2,274	287,866
Bank of Hangzhou Co., Ltd. Class A	30,300	52,409
Bank of Jiangsu Co., Ltd. Class A	58,400	52,135
Baozun, Inc. ADR*(b)	689	22,386
BYD Co., Ltd. Class H(b)	8,500	133,148
BYD Electronic International Co., Ltd.(b)	14,500	72,874
C&S Paper Co., Ltd. Class A	19,800	62,331
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	1,800	39,573
China Conch Venture Holdings Ltd.	17,500	81,065
China Education Group Holdings Ltd.	21,000	38,477
China Hongqiao Group Ltd.	83,000	51,728
China Literature Ltd.*(a)(b)	10,200	76,270
China Medical System Holdings Ltd.	47,000	51,730
China Minsheng Banking Corp., Ltd. Class H	169,000	88,534
China National Chemical Engineering Co., Ltd. Class A	104,200	82,312
China National Medicines Corp. Ltd. Class A	7,400	47,351
China Overseas Property Holdings Ltd.	35,000	28,542
China Traditional Chinese Medicine Holdings Co., Ltd.	100,000	41,806
Country Garden Holdings Co., Ltd.	52,602	64,344
CSC Financial Co., Ltd. Class A	9,100	66,567
CSPC Pharmaceutical Group Ltd.	67,600	130,839
Dali Foods Group Co., Ltd.(a)	124,500	75,985
ENN Energy Holdings Ltd.	11,600	126,328
Fuyao Glass Industry Group Co., Ltd. Class H(a)	5,200	19,055
GDS Holdings Ltd. ADR*	759	62,109
Geely Automobile Holdings Ltd.	76,000	151,019
GOME Retail Holdings Ltd.*(b)	332,000	43,695
Great Wall Motor Co., Ltd. Class H	91,000	115,423
Greentown Service Group Co., Ltd.	62,000	76,320
Guotai Junan Securities Co., Ltd. Class H(a)	38,400	53,215
Haier Electronics Group Co., Ltd.	39,000	140,903
Haitian International Holdings Ltd.	31,000	72,000
Hengan International Group Co., Ltd.	8,000	58,065
Hua Hong Semiconductor Ltd.*(a)	12,000	45,755
Hualan Biological Engineering, Inc. Class A	12,300	102,924
Hubei Kaile Science & Technology Co., Ltd. Class A	15,400	26,637
Inspur Electronic Information Industry Co., Ltd. Class A	4,500	20,080
JD.com, Inc. ADR*	4,997	387,817
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	14,600	70,314
Joyoung Co., Ltd. Class A	11,800	70,222
Kaisa Group Holdings Ltd.	146,000	74,413
Kingboard Holdings Ltd.	11,500	37,839
Kingdee International Software Group Co., Ltd.*	64,000	165,161
Kingsoft Corp., Ltd.(b)	17,000	84,781
KWG Group Holdings Ltd.	43,000	73,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

September 30, 2020

Investments	Shares	Value
Lee & Man Paper Manufacturing Ltd.	102,000	$73,703
Li Ning Co., Ltd.	40,000	185,806
Logan Group Co., Ltd.	39,000	61,494
Longfor Group Holdings Ltd.(a)	25,000	140,323
Momo, Inc. ADR	313	4,307
NetEase, Inc. ADR	558	253,706
New Oriental Education & Technology Group, Inc. ADR*	1,089	162,806
Nine Dragons Paper Holdings Ltd.	61,000	76,506
NIO, Inc. ADR*	6,396	135,723
Noah Holdings Ltd. ADR*	2,694	70,233
Northeast Securities Co., Ltd. Class A	93,300	135,348
Ping An Insurance Group Co. of China Ltd. Class H	42,000	430,839
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	64,000	127,505
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	28,500	118,229
Shanghai Jinjiang International Hotels Co., Ltd. Class A	15,425	92,338
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	42,700	55,361
Shanxi Taigang Stainless Steel Co., Ltd. Class A	112,815	60,792
Shengyi Technology Co., Ltd. Class A	2,800	9,587
Shenzhou International Group Holdings Ltd.	9,100	153,232
Shimao Group Holdings Ltd.	23,500	97,032
SINA Corp.*	1,340	57,097
Sinolink Securities Co., Ltd. Class A	21,500	48,268
Sunny Optical Technology Group Co., Ltd.	3,600	54,952
Tangshan Jidong Cement Co., Ltd. Class A	10,900	24,823
TCL Technology Group Corp. Class A	92,900	83,889
Tencent Holdings Ltd.	32,200	2,125,200
Tingyi Cayman Islands Holding Corp.	42,000	74,028
Vipshop Holdings Ltd. ADR*	5,654	88,429
Want Want China Holdings Ltd.	73,000	50,676
Wuchan Zhongda Group Co., Ltd. Class A	111,600	75,704
Xinyi Solar Holdings Ltd.(b)	55,453	87,866
Yihai International Holding Ltd.*	10,000	156,000
Yum China Holdings, Inc.	3,865	204,652
Zhejiang Supor Co., Ltd. Class A	2,900	33,639
Zhenro Properties Group Ltd.	156,000	95,613
ZhongAn Online P&C Insurance Co., Ltd. Class H*(a)	11,800	58,315
Zhongsheng Group Holdings Ltd.	18,000	112,297
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(b)	87,000	83,520
ZTE Corp. Class H	13,200	31,407
ZTO Express Cayman, Inc. ADR	2,018	60,379

Total China		13,309,231

Hong Kong - 0.4%
Kingboard Laminates Holdings Ltd.	34,500	47,187
Vinda International Holdings Ltd.	27,000	88,490

Total Hong Kong		135,677

India - 9.5%
Ambuja Cements Ltd.	31,186	91,724
Asian Paints Ltd.	5,207	140,190
Bajaj Auto Ltd.	2,423	94,618
Bajaj Finance Ltd.	2,248	99,896
Bharti Airtel Ltd.	23,271	132,772
Bharti Infratel Ltd.	15,144	35,982
Bosch Ltd.	439	81,696
Cipla Ltd.	6,673	70,067
Colgate-Palmolive India Ltd.	4,907	95,340
Divi’s Laboratories Ltd.	1,507	62,256
Dr. Reddy’s Laboratories Ltd.	1,906	134,019
Havells India Ltd.	10,607	97,451
HCL Technologies Ltd.	10,478	115,261
Hero MotoCorp., Ltd.	2,800	119,442
Hindustan Unilever Ltd.	7,537	211,282
Info Edge India Ltd.	2,007	98,873
Infosys Ltd.	21,748	297,200
Jubilant Foodworks Ltd.	2,738	87,000
Lupin Ltd.	4,220	57,620
Marico Ltd.	20,201	99,390
Nestle India Ltd.	479	103,348
Page Industries Ltd.	150	43,378
Pidilite Industries Ltd.	3,602	70,021
Shriram Transport Finance Co., Ltd.	8,440	70,850
Tata Consultancy Services Ltd.	6,833	230,820
Tech Mahindra Ltd.	7,031	75,451
Torrent Pharmaceuticals Ltd.	2,274	86,298
UltraTech Cement Ltd.	1,862	102,199
UPL Ltd.	15,060	102,652
Wipro Ltd.	18,868	80,185

Total India		3,187,281

Indonesia - 1.1%
Ace Hardware Indonesia Tbk PT	434,800	46,607
Indofood CBP Sukses Makmur Tbk PT	100,000	67,708
Indofood Sukses Makmur Tbk PT	105,800	50,838
Kalbe Farma Tbk PT	684,500	71,302
Unilever Indonesia Tbk PT	160,300	87,260
XL Axiata Tbk PT	439,800	60,000

Total Indonesia		383,715

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

September 30, 2020

Investments	Shares	Value
Malaysia - 1.9%
AMMB Holdings Bhd	140,900	$101,721
Fraser & Neave Holdings Bhd	11,400	88,062
Hartalega Holdings Bhd	26,300	102,529
Hong Leong Bank Bhd	26,800	96,997
Hong Leong Financial Group Bhd	27,700	95,189
Nestle Malaysia Bhd	2,800	95,276
Westports Holdings Bhd	78,100	72,546

Total Malaysia		652,320

Mexico - 2.2%
America Movil S.A.B. de C.V. Series L	379,650	238,703
Arca Continental S.A.B. de C.V.	14,289	61,989
Cemex S.A.B. de C.V. Series CPO	354,977	134,750
Grupo Financiero Banorte S.A.B. de C.V. Class O*	24,809	86,106
Industrias Penoles S.A.B. de C.V.	3,735	60,450
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	59,786	95,059
Megacable Holdings S.A.B. de C.V. Series CPO	15,244	43,938

Total Mexico		720,995

Philippines - 0.6%
Globe Telecom, Inc.	1,790	76,799
PLDT, Inc.	1,995	55,101
Universal Robina Corp.	28,590	79,023

Total Philippines		210,923

Poland - 0.5%
CD Projekt S.A.*	482	52,160
Cyfrowy Polsat S.A.*	5,275	36,864
Orange Polska S.A.*	51,226	90,625

Total Poland		179,649

Russia - 1.1%
MMC Norilsk Nickel PJSC ADR	4,809	116,137
Mobile TeleSystems PJSC ADR	7,083	61,835
Novolipetsk Steel PJSC GDR	3,480	77,047
PhosAgro PJSC GDR(c)	2,813	33,869
X5 Retail Group N.V. GDR(c)	2,394	88,578

Total Russia		377,466

South Africa - 4.6%
Anglo American Platinum Ltd.	1,351	94,201
AngloGold Ashanti Ltd.	5,517	143,250
Aspen Pharmacare Holdings Ltd.*	13,177	94,230
Clicks Group Ltd.	8,918	118,869
FirstRand Ltd.	42,212	104,340
Gold Fields Ltd.	16,470	200,721
Impala Platinum Holdings Ltd.(b)	14,585	127,199
Kumba Iron Ore Ltd.	3,683	109,439
Life Healthcare Group Holdings Ltd.	106,078	108,495
Mr. Price Group Ltd.	3,310	26,196
MTN Group Ltd.(b)	16,053	54,030
Northam Platinum Ltd.*	4,504	45,969
Tiger Brands Ltd.(b)	6,962	79,625
Vodacom Group Ltd.	10,653	78,729
Woolworths Holdings Ltd.	74,635	157,727

Total South Africa		1,543,020

South Korea - 14.8%
Cheil Worldwide, Inc.	2,874	51,484
CJ CheilJedang Corp.	264	89,166
CJ Corp.	944	65,543
CJ Logistics Corp.*	299	45,380
Coway Co., Ltd.	1,551	105,168
Daelim Industrial Co., Ltd.	640	42,357
DB Insurance Co., Ltd.	2,929	113,203
Douzone Bizon Co., Ltd.	357	31,900
Fila Holdings Corp.	1,177	36,885
GS Engineering & Construction Corp.	4,629	95,588
Hana Financial Group, Inc.	4,923	118,287
Hankook Tire & Technology Co., Ltd.	3,797	102,271
Hanon Systems	7,098	74,955
Hanwha Solutions Corp.	1,020	33,535
Hyundai Glovis Co., Ltd.	561	69,076
Hyundai Marine & Fire Insurance Co., Ltd.	5,150	98,420
Kakao Corp.	241	75,113
KB Financial Group, Inc.	5,593	179,579
KMW Co., Ltd.*	534	35,889
Korea Investment Holdings Co., Ltd.	774	47,982
Korea Zinc Co., Ltd.	93	29,940
LG Chem Ltd.	321	179,507
LG Display Co., Ltd.	4,786	62,818
LG Electronics, Inc.	2,208	173,128
LG Household & Health Care Ltd.	128	158,481
LG Innotek Co., Ltd.	447	59,243
LG Uplus Corp.	4,301	42,293
Meritz Securities Co., Ltd.	36,791	102,084
Mirae Asset Daewoo Co., Ltd.	12,163	88,193
NAVER Corp.	1,177	298,401
NCSoft Corp.	127	87,526
Netmarble Corp.*(a)	74	10,504
Pearl Abyss Corp.*	153	26,453
S-1 Corp.	574	42,946
Samsung Electro-Mechanics Co., Ltd.	594	70,599
Samsung Electronics Co., Ltd.	27,026	1,344,945
Samsung Engineering Co., Ltd.*	9,963	89,876
Samsung Life Insurance Co., Ltd.	2,239	116,784
Samsung SDS Co., Ltd.	332	48,118
Samsung Securities Co., Ltd.	3,738	97,805
SK Hynix, Inc.	3,220	231,278
SK Telecom Co., Ltd.	597	121,493

Total South Korea		4,994,196

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

September 30, 2020

Investments	Shares	Value
Taiwan - 15.8%
Accton Technology Corp.	9,000	$69,142
Acer, Inc.	81,000	69,360
Advantech Co., Ltd.	5,499	55,252
Airtac International Group	1,000	22,478
ASE Technology Holding Co., Ltd.	13,000	26,573
Asia Cement Corp.	21,000	30,091
Asustek Computer, Inc.	5,000	43,764
AU Optronics Corp.*	63,000	24,363
Catcher Technology Co., Ltd.	1,000	6,267
Cathay Financial Holding Co., Ltd.	115,714	154,221
Chailease Holding Co., Ltd.	28,200	127,553
Cheng Shin Rubber Industry Co., Ltd.	14,000	17,837
Chicony Electronics Co., Ltd.	12,085	35,093
China Development Financial Holding Corp.	302,000	88,738
China Life Insurance Co., Ltd.	102,000	69,909
Compal Electronics, Inc.	57,000	37,492
CTBC Financial Holding Co., Ltd.	196,720	124,979
Delta Electronics, Inc.	14,000	91,361
Evergreen Marine Corp. Taiwan Ltd.*	105,000	57,463
Far Eastern New Century Corp.	52,000	45,425
Far EasTone Telecommunications Co., Ltd.	10,000	21,062
Feng TAY Enterprise Co., Ltd.	10,200	61,104
Fubon Financial Holding Co., Ltd.	100,000	144,672
Giant Manufacturing Co., Ltd.	2,000	18,818
Globalwafers Co., Ltd.	3,000	39,776
Hon Hai Precision Industry Co., Ltd.	66,880	178,735
Hotai Motor Co., Ltd.	2,000	44,403
Innolux Corp.	101,000	32,676
Inventec Corp.	40,000	31,006
Lite-On Technology Corp.	17,014	27,082
MediaTek, Inc.	9,000	188,627
Micro-Star International Co., Ltd.	11,000	50,515
Nien Made Enterprise Co., Ltd.	6,000	71,162
Novatek Microelectronics Corp.	2,000	18,334
Pegatron Corp.	24,000	52,869
Phison Electronics Corp.	3,000	27,398
Pou Chen Corp.	59,000	53,272
Powertech Technology, Inc.	10,000	29,798
Quanta Computer, Inc.	28,000	73,089
Realtek Semiconductor Corp.	6,000	76,341
Ruentex Development Co., Ltd.	37,500	50,368
Shin Kong Financial Holding Co., Ltd.	273,724	75,987
SinoPac Financial Holdings Co., Ltd.	192,000	71,929
Standard Foods Corp.	17,000	35,688
Synnex Technology International Corp.	27,150	38,716
Taiwan Mobile Co., Ltd.	21,000	70,044
Taiwan Semiconductor Manufacturing Co., Ltd.	138,000	2,063,186
United Microelectronics Corp.	115,000	113,364
Vanguard International Semiconductor Corp.	12,000	39,818
Walsin Technology Corp.	6,000	32,007
Win Semiconductors Corp.	4,000	39,569
Wistron Corp.	51,843	53,343
Wiwynn Corp.	1,000	22,547
Yuanta Financial Holding Co., Ltd.	211,120	129,754
Zhen Ding Technology Holding Ltd.	7,000	30,454

Total Taiwan		5,304,874

Thailand - 1.7%
Advanced Info Service PCL NVDR	15,400	83,105
Charoen Pokphand Foods PCL NVDR	105,000	92,781
Home Product Center PCL NVDR	199,700	90,751
Intouch Holdings PCL NVDR	15,500	25,069
Kasikornbank PCL NVDR	56,600	137,537
Srisawad Corp. PCL NVDR	16,200	24,923
Thai Union Group PCL NVDR	147,600	65,212
True Corp. PCL NVDR	498,800	48,798

Total Thailand		568,176

Turkey - 0.2%
Turkcell Iletisim Hizmetleri AS	39,604	78,137

TOTAL COMMON STOCKS (Cost: $27,616,721)		33,587,266

WARRANTS - 0.0%

Thailand - 0.0%
Minor International PCL, expiring 7/31/23*	6,245	1,468
Srisawad Corp. PCL, expiring 8/29/25*	1,708	631

TOTAL WARRANTS (Cost: $0)		2,099

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%

United States - 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(d) (Cost: $584,229)	584,229	584,229

TOTAL INVESTMENTS IN SECURITIES - 101.5% (Cost: $28,200,950)		34,173,594
Other Assets less Liabilities - (1.5)%		(520,333)

NET ASSETS - 100.0%		$33,653,261

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ESG Fund (RESE)

September 30, 2020

(b)

Security, or portion thereof, was on loan at September 30, 2020. At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $720,230 and the total market value of the collateral held by the Fund was $758,295. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $174,066.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2020.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
China	$13,260,963	$48,268	$—	$13,309,231
Other	20,278,035	—	—	20,278,035
Warrants	2,099	—	—	2,099
Investment of Cash Collateral for Securities Loaned	—	584,229	—	584,229

Total Investments in Securities	$33,541,097	$632,497	$—	$34,173,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International ESG Fund (RESD)

September 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 5.4%
Aristocrat Leisure Ltd.	844	$18,130
ASX Ltd.	617	35,830
Aurizon Holdings Ltd.	12,691	38,659
AusNet Services	15,869	21,383
Australia & New Zealand Banking Group Ltd.	6,340	78,251
Brambles Ltd.	9,321	70,082
Coca-Cola Amatil Ltd.	7,735	52,668
Computershare Ltd.	2,875	25,181
CSL Ltd.	836	171,971
Evolution Mining Ltd.	4,157	17,132
Fortescue Metals Group Ltd.	5,200	60,752
Medibank Pvt Ltd.	7,465	13,430
National Australia Bank Ltd.	7,408	94,247
Newcrest Mining Ltd.	2,657	59,494
Sonic Healthcare Ltd.	2,102	49,959
Tabcorp Holdings Ltd.	9,747	23,334
Telstra Corp., Ltd.	22,022	43,880
Westpac Banking Corp.	7,002	84,515

Total Australia		958,898

Belgium - 1.0%
Proximus SADP	2,259	41,258
Telenet Group Holding N.V.	1,174	45,624
UCB S.A.	574	65,291
Umicore S.A.	764	31,849

Total Belgium		184,022

China - 0.1%
WH Group Ltd.(a)	18,500	14,991

Denmark - 3.1%
AP Moller - Maersk A/S Class B	9	14,292
Carlsberg A/S Class B	410	55,289
Chr Hansen Holding A/S	482	53,593
Coloplast A/S Class B	424	67,029
Novo Nordisk A/S Class B	3,248	224,805
Novozymes A/S Class B	1,158	72,953
Pandora A/S	645	46,507
Tryg A/S	491	15,501

Total Denmark		549,969

Finland - 0.8%
Kone Oyj Class B	1,105	97,261
Orion Oyj Class B	999	45,301

Total Finland		142,562

France - 9.7%
Alstom S.A.*	945	47,119
Amundi S.A.*(a)	331	23,366
Atos SE*	314	25,333
AXA S.A.	4,020	74,369
BioMerieux	117	18,357
BNP Paribas S.A.*	2,735	99,343
Capgemini SE	631	81,209
Cie de Saint-Gobain*	1,607	67,859
Cie Generale des Etablissements Michelin SCA	588	63,243
CNP Assurances*	3,203	40,114
Credit Agricole S.A.*	4,962	43,477
Danone S.A.	1,371	88,777
Hermes International	68	58,705
Iliad S.A.	95	17,496
Ingenico Group S.A.*	301	46,698
Ipsen S.A.	647	67,942
Kering S.A.	152	101,171
Klepierre S.A.	3,030	42,584
L’Oreal S.A.	512	166,670
Legrand S.A.	1,045	83,549
Orange S.A.	5,383	56,079
Peugeot S.A.*	3,145	57,164
Sanofi	1,953	195,422
Sartorius Stedim Biotech	46	15,891
SEB S.A.	368	59,940
Sodexo S.A.	629	45,008
Vivendi S.A.	1,782	49,734

Total France		1,736,619

Germany - 8.2%
Allianz SE, Registered Shares	726	139,297
Bayerische Motoren Werke AG	946	68,767
Beiersdorf AG	551	62,675
Brenntag AG	897	57,116
Deutsche Post AG, Registered Shares	3,032	138,308
Deutsche Wohnen SE, Bearer Shares	1,094	54,766
Evonik Industries AG	892	23,117
Fresenius Medical Care AG & Co. KGaA	197	16,638
Fuchs Petrolub SE, Preference Shares	353	17,957
HeidelbergCement AG	765	46,935
Henkel AG & Co. KGaA, Preference Shares	834	87,354
Hochtief AG	466	36,312
LANXESS AG	492	28,241
LEG Immobilien AG	88	12,569
Merck KGaA	560	81,790
Muenchener Rueckversicherungs - Gesellschaft AG, Registered Shares	277	70,357
SAP SE	1,814	282,406
Sartorius AG, Preference Shares	39	16,025
Siemens AG, Registered Shares	1,233	155,981
Siemens Energy AG*	616	16,614
Telefonica Deutschland Holding AG	17,143	44,005
United Internet AG, Registered Shares	425	16,282

Total Germany		1,473,512

Hong Kong - 2.1%
Bank of East Asia Ltd. (The)	8,400	15,434
BOC Hong Kong Holdings Ltd.	10,500	27,639

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

September 30, 2020

Investments	Shares	Value
CK Asset Holdings Ltd.	3,500	$17,048
Hang Seng Bank Ltd.	2,100	30,918
Henderson Land Development Co., Ltd.	6,000	22,103
Hong Kong Exchanges & Clearing Ltd.	3,300	154,057
Kerry Properties Ltd.	7,500	19,142
MTR Corp., Ltd.	9,000	44,419
Sun Hung Kai Properties Ltd.	4,000	50,994

Total Hong Kong		381,754

Ireland - 0.7%
CRH PLC	2,549	92,273
Smurfit Kappa Group PLC	636	25,000

Total Ireland		117,273

Israel - 0.2%
Check Point Software Technologies Ltd.*	168	20,217
Mizrahi Tefahot Bank Ltd.	1,313	23,317

Total Israel		43,534

Italy - 1.7%
Assicurazioni Generali SpA	4,594	64,781
DiaSorin SpA	99	19,956
Ferrari N.V.	144	26,452
FinecoBank Banca Fineco SpA*	1,084	14,942
Intesa Sanpaolo SpA*	41,430	77,878
Pirelli & C SpA*(a)	10,617	45,592
Poste Italiane SpA(a)	1,929	17,119
Telecom Italia SpA	96,718	38,789

Total Italy		305,509

Japan - 28.3%
Advantest Corp.	900	43,410
Ajinomoto Co., Inc.	2,400	49,101
Asahi Kasei Corp.	4,200	36,404
Astellas Pharma, Inc.	4,900	72,759
Benesse Holdings, Inc.	700	17,943
Bridgestone Corp.	1,900	59,721
Calbee, Inc.	600	19,701
Casio Computer Co., Ltd.	2,600	41,736
Chugai Pharmaceutical Co., Ltd.	1,900	84,891
Dai Nippon Printing Co., Ltd.	2,100	42,306
Daifuku Co., Ltd.	300	30,077
Daiichi Sankyo Co., Ltd.	3,600	110,153
Daito Trust Construction Co., Ltd.	300	26,495
Daiwa House Industry Co., Ltd.	1,800	46,011
Daiwa Securities Group, Inc.	9,400	39,255
Eisai Co., Ltd.	700	63,572
FUJIFILM Holdings Corp.	800	39,306
Fujitsu Ltd.	600	81,531
GMO Payment Gateway, Inc.	100	10,651
Hitachi Construction Machinery Co., Ltd.	1,200	43,210
Hitachi Ltd.	2,100	70,504
Hoya Corp.	700	78,670
Hulic Co., Ltd.	3,100	28,906
Iida Group Holdings Co., Ltd.	800	16,094
Itochu Techno-Solutions Corp.	700	26,433
Japan Exchange Group, Inc.	1,000	27,840
Kajima Corp.	1,600	19,134
Kamigumi Co., Ltd.	800	15,677
Kansai Paint Co., Ltd.	800	19,771
Kao Corp.	1,100	82,211
KDDI Corp.	3,500	88,089
Kirin Holdings Co., Ltd.	2,900	54,232
Kubota Corp.	3,700	65,827
Kurita Water Industries Ltd.	700	22,951
Kyowa Kirin Co., Ltd.	1,100	31,125
Lion Corp.	700	14,348
LIXIL Group Corp.	2,300	45,987
McDonald’s Holdings Co., Japan Ltd.	500	24,259
MEIJI Holdings Co., Ltd.	600	45,712
Mitsubishi Estate Co., Ltd.	3,500	52,634
Mitsubishi Gas Chemical Co., Inc.	1,100	20,284
Mitsui Chemicals, Inc.	1,100	26,434
Mizuho Financial Group, Inc.	6,190	76,869
MonotaRO Co., Ltd.	500	24,732
MS&AD Insurance Group Holdings, Inc.	1,700	45,492
Murata Manufacturing Co., Ltd.	900	57,763
Nabtesco Corp.	1,400	50,611
NEC Corp.	1,600	93,092
Nexon Co., Ltd.	700	17,392
Nidec Corp.	900	83,621
Nintendo Co., Ltd.	200	113,067
Nippon Express Co., Ltd.	400	23,273
Nippon Telegraph & Telephone Corp.	3,400	69,269
Nissin Foods Holdings Co., Ltd.	100	9,381
Nitori Holdings Co., Ltd.	100	20,705
Nitto Denko Corp.	600	38,889
Nomura Holdings, Inc.	11,800	53,515
Nomura Real Estate Holdings, Inc.	1,500	28,343
Nomura Research Institute Ltd.	1,500	43,992
NTT Data Corp.	3,800	48,324
NTT DOCOMO, Inc.	3,500	128,850
Obayashi Corp.	4,800	43,438
Obic Co., Ltd.	100	17,474
Oji Holdings Corp.	3,800	17,356
Olympus Corp.	2,900	59,962
Omron Corp.	800	62,011
Ono Pharmaceutical Co., Ltd.	1,300	40,701
Oracle Corp.	300	32,180
Otsuka Corp.	600	30,588
Otsuka Holdings Co., Ltd.	700	29,504
Panasonic Corp.	6,100	51,376
Rinnai Corp.	500	48,564
SCSK Corp.	400	22,250
Secom Co., Ltd.	500	45,513
Sekisui Chemical Co., Ltd.	3,500	55,619
Sekisui House Ltd.	2,100	36,963
Seven Bank Ltd.	4,900	11,840
SG Holdings Co., Ltd.	700	36,151
Shimano, Inc.	200	39,268
Shimizu Corp.	3,600	26,916
Shionogi & Co., Ltd.	600	32,004
Sohgo Security Services Co., Ltd.	500	23,690

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

September 30, 2020

Investments	Shares	Value
Sompo Holdings, Inc.	1,300	$44,705
Sony Corp.	2,300	175,055
Square Enix Holdings Co., Ltd.	200	13,191
Sumitomo Electric Industries Ltd.	3,200	35,751
Sumitomo Mitsui Financial Group, Inc.	2,900	80,174
Sumitomo Mitsui Trust Holdings, Inc.	1,700	44,985
Suntory Beverage & Food Ltd.	600	22,458
Sysmex Corp.	900	85,540
T&D Holdings, Inc.	4,800	46,940
Taiheiyo Cement Corp.	700	17,737
Taisei Corp.	800	26,912
Takeda Pharmaceutical Co., Ltd.	3,300	117,078
TDK Corp.	700	75,685
Teijin Ltd.	1,700	26,242
Toho Gas Co., Ltd.	400	19,786
Tokio Marine Holdings, Inc.	1,800	78,461
Tokyo Electron Ltd.	400	103,591
Tokyo Gas Co., Ltd.	2,100	47,878
Toshiba Corp.	1,400	35,435
Tosoh Corp.	1,200	19,388
TOTO Ltd.	1,100	50,294
Toyo Suisan Kaisha Ltd.	600	31,612
Trend Micro, Inc.	600	36,445
Tsuruha Holdings, Inc.	200	28,257
Unicharm Corp.	1,200	53,581
Yakult Honsha Co., Ltd.	400	22,174
Yamada Denki Co., Ltd.	3,500	17,379
Yamato Holdings Co., Ltd.	700	18,314
Yokohama Rubber Co., Ltd. (The)	2,000	28,257
Z Holdings Corp.	4,600	30,469

Total Japan		5,059,677

Netherlands - 4.1%
Akzo Nobel N.V.	577	58,474
ASML Holding N.V.	721	266,073
Koninklijke DSM N.V.	589	97,111
Koninklijke KPN N.V.	24,578	57,845
Koninklijke Philips N.V.*	2,521	118,841
Randstad N.V.*	1,041	54,359
Wolters Kluwer N.V.	933	79,693

Total Netherlands		732,396

New Zealand - 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	2,428	53,395

Norway - 0.6%
Orkla ASA	6,425	64,809
Yara International ASA	1,233	47,374

Total Norway		112,183

Singapore - 0.9%
CapitaLand Ltd.	22,000	43,674
Genting Singapore Ltd.	36,900	18,111
Singapore Exchange Ltd.	5,600	37,536
Singapore Telecommunications Ltd.	34,600	53,734

Total Singapore		153,055

Spain - 2.3%
Banco Bilbao Vizcaya Argentaria S.A.	17,176	47,775
Banco Santander S.A.*	38,537	72,287
CaixaBank S.A.	22,716	48,295
Enagas S.A.	2,052	47,392
Industria de Diseno Textil S.A.	3,123	87,160
Red Electrica Corp. S.A.	2,797	52,528
Telefonica S.A.	14,316	49,305

Total Spain		404,742

Sweden - 4.2%
Alfa Laval AB*	2,148	47,712
Assa Abloy AB Class B	3,471	81,481
Atlas Copco AB Class A	1,693	81,113
Electrolux AB Series B	2,150	50,303
Essity AB Class B*	1,897	64,180
Husqvarna AB Class B	7,009	77,310
Sandvik AB*	3,355	65,938
Skanska AB Class B*	2,198	46,612
SKF AB Class B	2,788	57,847
Svenska Cellulosa AB SCA Class B*	4,209	57,868
Telefonaktiebolaget LM Ericsson Class B	10,322	113,346

Total Sweden		743,710

Switzerland - 12.9%
ABB Ltd., Registered Shares	3,663	93,494
Baloise Holding AG, Registered Shares	257	37,903
Geberit AG, Registered Shares	150	89,110
Givaudan S.A., Registered Shares	30	129,633
Kuehne + Nagel International AG, Registered Shares	314	61,279
Logitech International S.A., Registered Shares	787	61,401
Nestle S.A., Registered Shares	4,631	551,133
Novartis AG, Registered Shares	3,452	300,244
Partners Group Holding AG	34	31,367
Roche Holding AG Genusschein	1,114	382,125
Schindler Holding AG, Participation Certificate	195	53,379
SGS S.A., Registered Shares	22	59,122
Sonova Holding AG, Registered Shares*	279	70,938
STMicroelectronics N.V.	3,168	97,555
Swiss Life Holding AG, Registered Shares	131	49,691
Swisscom AG, Registered Shares	114	60,626
UBS Group AG, Registered Shares	6,657	74,631
Zurich Insurance Group AG	277	96,690

Total Switzerland		2,300,321

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

September 30, 2020

Investments	Shares	Value
United Kingdom - 12.9%
Admiral Group PLC	765	$25,823
AstraZeneca PLC	855	93,479
Auto Trader Group PLC(a)	2,759	20,081
Aviva PLC	17,944	66,277
Barratt Developments PLC	8,456	52,014
BT Group PLC	42,393	53,918
Bunzl PLC	1,993	64,594
CNH Industrial N.V.*	7,136	55,631
Coca-Cola European Partners PLC	1,192	46,262
Compass Group PLC	4,438	67,071
Croda International PLC	673	54,378
Direct Line Insurance Group PLC	5,095	17,745
GlaxoSmithKline PLC	9,160	171,946
Hikma Pharmaceuticals PLC	523	17,539
Intertek Group PLC	745	61,005
ITV PLC	25,484	22,278
Kingfisher PLC	26,299	100,876
London Stock Exchange Group PLC	925	106,143
Mondi PLC	3,042	64,477
Next PLC	659	50,691
Pearson PLC	8,188	58,135
Reckitt Benckiser Group PLC	1,185	115,817
RELX PLC	4,916	109,694
Rentokil Initial PLC*	8,544	59,161
Sage Group PLC (The)	4,240	39,510
Segro PLC	5,113	61,632
Severn Trent PLC	1,310	41,306
Spirax-Sarco Engineering PLC	401	57,362
St. James’s Place PLC	1,347	16,212
Standard Chartered PLC*	11,016	50,714
Standard Life Aberdeen PLC	11,216	32,770
Taylor Wimpey PLC	29,738	41,694
Unilever N.V.	2,756	166,439
Unilever PLC	2,362	145,840
United Utilities Group PLC	4,774	52,818
Whitbread PLC*	1,463	40,192

Total United Kingdom		2,301,524

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $15,145,313)		17,769,646
Other Assets less Liabilities - 0.5%		83,106

NET ASSETS - 100.0%		$17,852,752

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International ESG Fund (RESD)

September 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$17,769,646	$—	$—	$17,769,646

Total Investments in Securities	$17,769,646	$—	$—	$17,769,646

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2020

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 96.8%

United States - 96.8%
3M Co.
3.13%, 9/19/46	$70,000	$75,328
ABB Finance USA, Inc.
2.88%, 5/8/22	4,000	4,161
Abbott Laboratories
2.95%, 3/15/25	29,000	31,717
4.90%, 11/30/46	49,000	69,702
AbbVie, Inc.
3.75%, 11/14/23	34,000	37,123
3.60%, 5/14/25	9,000	9,986
3.20%, 5/14/26	87,000	95,899
3.20%, 11/21/29(a)	88,000	97,330
4.05%, 11/21/39(a)	122,000	140,674
4.45%, 5/14/46	38,000	45,471
4.88%, 11/14/48(b)	69,000	87,766
4.25%, 11/21/49(a)	185,000	220,789
Activision Blizzard, Inc.
2.50%, 9/15/50	61,000	57,195
Albemarle Corp.
4.15%, 12/1/24	5,000	5,454
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	63,000	72,603
Allstate Corp. (The)
4.50%, 6/15/43	75,000	95,560
Ally Financial, Inc.
5.80%, 5/1/25(b)	68,000	78,539
Alphabet, Inc.
2.25%, 8/15/60(b)	48,000	45,682
Altria Group, Inc.
4.75%, 5/5/21	33,000	33,834
3.49%, 2/14/22	15,000	15,603
4.00%, 1/31/24	8,000	8,807
4.40%, 2/14/26	85,000	98,305
2.63%, 9/16/26	14,000	15,029
3.88%, 9/16/46	56,000	57,657
5.95%, 2/14/49(b)	138,000	185,430
6.20%, 2/14/59	19,000	26,070
Amazon.com, Inc.
3.15%, 8/22/27	47,000	53,655
3.88%, 8/22/37	39,000	48,679
4.05%, 8/22/47	35,000	45,632
2.70%, 6/3/60	64,000	66,747
American Express Co.
3.70%, 11/5/21	22,000	22,738
2.50%, 8/1/22	56,000	58,062
3.40%, 2/27/23	149,000	158,828
3.40%, 2/22/24	59,000	64,175
3.63%, 12/5/24	27,000	29,876
American Honda Finance Corp.
2.30%, 9/9/26	57,000	60,882
3.50%, 2/15/28	7,000	7,952
American International Group, Inc.
2.50%, 6/30/25(b)	179,000	191,453
4.80%, 7/10/45	27,000	33,587
4.75%, 4/1/48	61,000	74,980
American Water Capital Corp.
2.95%, 9/1/27	29,000	32,127
4.30%, 12/1/42	58,000	71,696
Amgen, Inc.
2.70%, 5/1/22	36,000	37,233
2.65%, 5/11/22	36,000	37,257
3.63%, 5/15/22	74,000	77,370
2.25%, 8/19/23(b)	128,000	133,800
2.20%, 2/21/27	108,000	114,674
5.15%, 11/15/41	31,000	41,282
2.77%, 9/1/53(a)	41,000	39,490
Amphenol Corp.
2.80%, 2/15/30	22,000	24,119
Analog Devices, Inc.
2.50%, 12/5/21	13,000	13,249
Anthem, Inc.
3.30%, 1/15/23	23,000	24,402
3.65%, 12/1/27	73,000	83,283
4.10%, 3/1/28	48,000	55,890
4.63%, 5/15/42	115,000	144,866
4.65%, 1/15/43	40,000	50,558
Appalachian Power Co.
7.00%, 4/1/38	11,000	16,525
Apple, Inc.
3.00%, 2/9/24	23,000	24,782
3.35%, 2/9/27	21,000	24,052
3.20%, 5/11/27	10,000	11,389
2.90%, 9/12/27	25,000	28,064
3.00%, 11/13/27(b)	26,000	29,426
3.85%, 5/4/43	13,000	16,258
3.85%, 8/4/46	28,000	35,047
4.25%, 2/9/47	35,000	46,735
3.75%, 11/13/47	9,000	11,096
2.55%, 8/20/60	160,000	160,137
Applied Materials, Inc.
5.10%, 10/1/35	31,000	43,198
5.85%, 6/15/41	64,000	94,653
AT&T, Inc.
4.25%, 3/1/27	37,000	43,006
4.35%, 3/1/29	89,000	104,909
4.30%, 2/15/30	93,000	110,406
4.50%, 5/15/35	89,000	105,304
3.50%, 6/1/41	124,000	130,852
4.30%, 12/15/42	5,000	5,674
3.10%, 2/1/43	123,000	120,639
4.80%, 6/15/44(b)	71,000	84,873
4.50%, 3/9/48	270,000	310,871
3.50%, 9/15/53(a)	153,223	148,853
3.65%, 9/15/59(a)	306,000	302,148
Atmos Energy Corp.
4.13%, 10/15/44	23,000	28,595
AutoZone, Inc.
3.70%, 4/15/22	66,000	68,794
AvalonBay Communities, Inc.
4.20%, 12/15/23	12,000	13,228
2.95%, 5/11/26	45,000	49,906
Avangrid, Inc.
3.80%, 6/1/29	57,000	66,054
Bank of America Corp.
4.13%, 1/22/24	55,000	60,965
4.20%, 8/26/24	125,000	139,331
4.45%, 3/3/26	47,000	54,247
3.25%, 10/21/27	95,000	105,213
4.18%, 11/25/27, Series L	30,000	34,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2020

Investments	Principal Amount	Value
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.530%)(c)	$404,000	$402,833
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(c)	72,000	73,913
5.00%, 1/21/44	53,000	73,297
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month U.S. dollar London Interbank Offered Rate + 3.150% thereafter)(c)	167,000	207,950
Berkshire Hathaway Energy Co.
3.75%, 11/15/23	44,000	48,021
6.13%, 4/1/36	151,000	215,800
3.80%, 7/15/48	47,000	54,735
Berkshire Hathaway Finance Corp.
4.20%, 8/15/48	57,000	73,391
Berkshire Hathaway, Inc.
2.75%, 3/15/23	125,000	131,747
BGC Partners, Inc.
5.38%, 7/24/23	38,000	40,399
Biogen, Inc.
5.20%, 9/15/45	43,000	57,750
Block Financial LLC
5.50%, 11/1/22	46,000	49,131
Boardwalk Pipelines L.P.
5.95%, 6/1/26	60,000	69,939
Boeing Co. (The)
3.10%, 5/1/26	27,000	26,954
2.70%, 2/1/27	122,000	119,155
2.95%, 2/1/30(b)	53,000	51,336
5.15%, 5/1/30	296,000	333,583
5.88%, 2/15/40	187,000	212,724
3.90%, 5/1/49	35,000	32,313
3.75%, 2/1/50	68,000	62,445
3.95%, 8/1/59	50,000	45,348
Booking Holdings, Inc.
3.55%, 3/15/28	27,000	30,140
Boston Scientific Corp.
3.38%, 5/15/22	69,000	72,169
4.00%, 3/1/29	50,000	58,208
4.70%, 3/1/49	36,000	47,638
Brighthouse Financial, Inc.
3.70%, 6/22/27	84,000	87,264
Bristol-Myers Squibb Co.
5.25%, 8/15/43	54,000	76,432
4.35%, 11/15/47	11,000	14,591
4.25%, 10/26/49	128,000	169,014
Broadcom Corp.
3.13%, 1/15/25	78,000	83,170
3.88%, 1/15/27(b)	125,000	138,676
Broadcom, Inc.
3.46%, 9/15/26	16,000	17,545
4.11%, 9/15/28	94,000	106,186
4.15%, 11/15/30	121,000	136,204
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	25,000	27,911
Burlington Northern Santa Fe LLC
3.85%, 9/1/23	3,000	3,273
3.75%, 4/1/24	45,000	49,648
5.05%, 3/1/41	25,000	33,861
5.40%, 6/1/41	19,000	26,679
4.45%, 3/15/43(b)	38,000	48,595
4.15%, 4/1/45	53,000	66,776
Capital One Financial Corp.
3.20%, 2/5/25	63,000	68,170
3.75%, 7/28/26	74,000	80,695
3.80%, 1/31/28	45,000	50,285
Caterpillar Financial Services Corp.
2.85%, 6/1/22	10,000	10,409
2.40%, 6/6/22	49,000	50,676
2.85%, 5/17/24	46,000	49,646
Caterpillar, Inc.
3.25%, 4/9/50	53,000	60,353
Chevron Corp.
2.10%, 5/16/21	37,000	37,379
Chubb Corp. (The)
6.50%, 5/15/38, Series 1	18,000	28,315
Cigna Corp.
4.50%, 2/25/26	54,000	63,127
4.38%, 10/15/28	63,000	75,043
4.80%, 7/15/46	12,000	15,072
3.88%, 10/15/47	68,000	75,844
3.40%, 3/15/50(b)	58,000	61,002
Cimarex Energy Co.
4.38%, 6/1/24	108,000	116,048
Cisco Systems, Inc.
1.85%, 9/20/21	15,000	15,219
2.60%, 2/28/23	15,000	15,836
3.63%, 3/4/24	44,000	48,786
5.50%, 1/15/40	28,000	41,652
Citigroup, Inc.
5.50%, 9/13/25	134,000	159,012
4.30%, 11/20/26	91,000	104,429
4.45%, 9/29/27	66,000	76,627
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914%)(c)	197,000	236,619
8.13%, 7/15/39(b)	106,000	184,722
5.88%, 1/30/42	23,000	33,791
4.65%, 7/23/48	66,000	87,340
CNA Financial Corp.
4.50%, 3/1/26	118,000	138,764
3.45%, 8/15/27	57,000	64,135
Coca-Cola Co. (The)
2.88%, 10/27/25	32,000	35,550
Columbia Property Trust Operating Partnership L.P.
4.15%, 4/1/25	209,000	219,104
Comcast Corp.
3.38%, 2/15/25	59,000	65,415
3.38%, 8/15/25	10,000	11,159
3.15%, 2/15/28	4,000	4,497
4.15%, 10/15/28	28,000	33,786
4.25%, 10/15/30	78,000	95,866
1.50%, 2/15/31	284,000	282,014
4.25%, 1/15/33	191,000	237,908
4.60%, 10/15/38	60,000	76,885
4.65%, 7/15/42	46,000	60,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2020

Investments	Principal Amount	Value
4.00%, 8/15/47	$13,000	$15,819
3.97%, 11/1/47	35,000	41,984
3.45%, 2/1/50	37,000	41,956
4.95%, 10/15/58	40,000	57,605
Commonwealth Edison Co.
3.65%, 6/15/46	31,000	36,266
Conagra Brands, Inc.
4.30%, 5/1/24	61,000	68,091
7.00%, 10/1/28	33,000	44,248
5.40%, 11/1/48	42,000	57,338
Connecticut Light & Power Co. (The)
4.30%, 4/15/44	30,000	37,862
ConocoPhillips
5.90%, 5/15/38	129,000	177,593
Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38, Series 08-B	35,000	53,320
4.20%, 3/15/42, Series 12-A	40,000	47,675
3.95%, 3/1/43	37,000	43,162
4.50%, 12/1/45	34,000	42,782
3.85%, 6/15/46	25,000	29,412
4.50%, 5/15/58	5,000	6,502
3.70%, 11/15/59	38,000	43,761
Constellation Brands, Inc.
4.25%, 5/1/23	69,000	75,284
3.75%, 5/1/50	38,000	42,703
Corning, Inc.
5.75%, 8/15/40	112,000	150,468
4.38%, 11/15/57	11,000	13,345
CSX Corp.
3.80%, 3/1/28	50,000	58,686
6.00%, 10/1/36	7,000	9,936
6.15%, 5/1/37	32,000	46,594
3.80%, 11/1/46	41,000	47,939
4.25%, 11/1/66	30,000	37,338
Discover Financial Services
3.85%, 11/21/22	32,000	34,156
3.95%, 11/6/24	128,000	141,003
Dollar General Corp.
3.88%, 4/15/27	49,000	56,276
Dominion Energy South Carolina, Inc.
5.10%, 6/1/65	169,000	252,979
Dominion Energy, Inc.
4.90%, 8/1/41, Series C	68,000	87,607
DTE Energy Co.
3.50%, 6/1/24, Series C	17,000	18,474
2.53%, 10/1/24, Series C	114,000	121,361
2.85%, 10/1/26	57,000	61,829
Duke Energy Carolinas LLC
3.95%, 11/15/28	35,000	41,997
3.95%, 3/15/48	40,000	49,681
Duke Energy Corp.
3.75%, 9/1/46	41,000	46,886
Duke Energy Florida LLC
4.20%, 7/15/48	13,000	16,627
Duke Energy Florida Project Finance LLC
2.54%, 9/1/31, Series 2026	50,000	53,760
Duke Energy Ohio, Inc.
3.70%, 6/15/46	36,000	41,759
Duke Energy Progress LLC
3.45%, 3/15/29	63,000	72,781
3.70%, 10/15/46	37,000	43,726
DXC Technology Co.
4.25%, 4/15/24(b)	51,000	55,146
Eastman Chemical Co.
3.60%, 8/15/22	10,000	10,493
4.80%, 9/1/42	69,000	82,202
4.65%, 10/15/44	70,000	82,266
Eaton Corp.
4.15%, 11/2/42	56,000	69,234
eBay, Inc.
3.80%, 3/9/22	87,000	90,990
4.00%, 7/15/42	12,000	13,431
Eli Lilly and Co.
2.25%, 5/15/50	58,000	54,941
Enterprise Products Operating LLC
2.80%, 1/31/30(b)	252,000	268,891
3.70%, 1/31/51	63,000	62,463
3.95%, 1/31/60	126,000	125,199
Equitable Holdings, Inc.
4.35%, 4/20/28	80,000	91,222
Essential Utilities, Inc.
4.28%, 5/1/49	32,000	39,103
Essex Portfolio L.P.
3.50%, 4/1/25	65,000	71,480
3.00%, 1/15/30	82,000	88,270
2.65%, 3/15/32	25,000	26,464
Evergy, Inc.
2.45%, 9/15/24	106,000	112,377
2.90%, 9/15/29	30,000	32,262
Exelon Corp.
3.40%, 4/15/26	71,000	79,593
4.45%, 4/15/46	40,000	48,619
Exelon Generation Co. LLC
5.60%, 6/15/42	34,000	40,177
Expedia Group, Inc.
3.80%, 2/15/28	229,000	231,541
Exxon Mobil Corp.
2.40%, 3/6/22	13,000	13,348
2.02%, 8/16/24	91,000	95,751
2.71%, 3/6/25(b)	77,000	83,305
3.48%, 3/19/30	167,000	193,030
4.33%, 3/19/50	67,000	84,319
Fidelity National Financial, Inc.
4.50%, 8/15/28	75,000	87,252
Fifth Third Bancorp
2.60%, 6/15/22	15,000	15,517
3.95%, 3/14/28	27,000	31,458
8.25%, 3/1/38	50,000	81,708
Fiserv, Inc.
3.80%, 10/1/23	33,000	36,037
2.75%, 7/1/24	51,000	54,530
4.40%, 7/1/49(b)	40,000	50,440
Florida Power & Light Co.
3.13%, 12/1/25	69,000	76,943
4.13%, 6/1/48(b)	11,000	14,423
Fox Corp.
3.50%, 4/8/30(b)	101,000	114,326
General Dynamics Corp.
3.38%, 5/15/23	60,000	64,451
General Mills, Inc.
3.20%, 4/16/21	36,000	36,550
4.00%, 4/17/25	35,000	39,667
4.20%, 4/17/28	18,000	21,278

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2020

Investments	Principal Amount	Value
Gilead Sciences, Inc.
4.40%, 12/1/21	$18,000	$18,632
3.70%, 4/1/24	10,000	10,991
4.60%, 9/1/35	10,000	12,893
4.80%, 4/1/44	16,000	20,685
4.50%, 2/1/45	52,000	65,272
4.15%, 3/1/47	8,000	9,788
Global Payments, Inc.
3.80%, 4/1/21	37,000	37,495
2.90%, 5/15/30	85,000	91,101
Hartford Financial Services Group, Inc. (The)
6.10%, 10/1/41	32,000	45,439
Hasbro, Inc.
3.50%, 9/15/27	55,000	57,315
HCA, Inc.
4.13%, 6/15/29	136,000	153,990
5.25%, 6/15/49	77,000	94,485
Healthcare Trust of America Holdings L.P.
3.75%, 7/1/27	64,000	71,297
Healthpeak Properties, Inc.
4.00%, 6/1/25	18,000	20,295
3.50%, 7/15/29	45,000	50,231
3.00%, 1/15/30	47,000	50,694
Home Depot, Inc. (The)
2.13%, 9/15/26	23,000	24,819
2.95%, 6/15/29	37,000	41,839
4.88%, 2/15/44	34,000	46,600
4.40%, 3/15/45	63,000	81,917
4.50%, 12/6/48	9,000	12,083
Honeywell International, Inc.
5.70%, 3/15/37	4,000	5,680
HP, Inc.
6.00%, 9/15/41	25,000	30,724
Humana, Inc.
3.13%, 8/15/29	53,000	58,774
Huntington Bancshares, Inc.
2.30%, 1/14/22	51,000	52,147
Hyatt Hotels Corp.
3.38%, 7/15/23	2,000	2,050
Illinois Tool Works, Inc.
3.90%, 9/1/42	30,000	37,542
Indiana Michigan Power Co.
4.55%, 3/15/46, Series K	110,000	141,045
Intel Corp.
3.30%, 10/1/21	14,000	14,419
3.10%, 7/29/22	10,000	10,515
2.88%, 5/11/24	3,000	3,246
3.25%, 11/15/49	90,000	101,162
4.75%, 3/25/50	65,000	89,991
4.95%, 3/25/60	40,000	58,728
Intercontinental Exchange, Inc.
3.00%, 6/15/50	56,000	58,435
International Business Machines Corp.
3.50%, 5/15/29(b)	100,000	115,429
4.15%, 5/15/39	100,000	122,815
4.00%, 6/20/42	24,000	28,958
International Paper Co.
3.80%, 1/15/26	14,000	16,002
4.80%, 6/15/44	54,000	66,926
5.15%, 5/15/46	41,000	53,835
4.40%, 8/15/47(b)	46,000	56,380
4.35%, 8/15/48(b)	15,000	18,424
Interpublic Group of Cos., Inc. (The)
4.65%, 10/1/28	22,000	26,111
5.40%, 10/1/48	103,000	121,720
Johnson & Johnson
2.90%, 1/15/28(b)	30,000	33,847
4.38%, 12/5/33	26,000	34,040
3.40%, 1/15/38	32,000	37,624
3.70%, 3/1/46(b)	26,000	32,601
JPMorgan Chase & Co.
6.40%, 5/15/38	61,000	93,384
3.11%, 4/22/41, (3.109% fixed rate until 4/22/40; Secured Overnight Financing Rate + 2.460%)(c)	115,000	125,302
5.63%, 8/16/43	16,000	23,041
4.85%, 2/1/44(b)	73,000	98,646
4.95%, 6/1/45	16,000	21,717
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.440%)(c)	177,000	191,067
Kimco Realty Corp.
3.13%, 6/1/23	21,000	22,121
Kroger Co. (The)
4.00%, 2/1/24(b)	50,000	55,177
2.65%, 10/15/26	44,000	48,008
3.70%, 8/1/27	17,000	19,509
5.15%, 8/1/43	2,000	2,578
4.45%, 2/1/47	52,000	64,132
Laboratory Corp. of America Holdings
3.20%, 2/1/22	14,000	14,489
4.70%, 2/1/45(b)	45,000	57,413
Lam Research Corp.
3.80%, 3/15/25	74,000	83,391
Las Vegas Sands Corp.
3.20%, 8/8/24	50,000	50,588
2.90%, 6/25/25	50,000	49,991
Lincoln National Corp.
3.80%, 3/1/28	25,000	28,818
Lockheed Martin Corp.
4.50%, 5/15/36	31,000	39,500
4.70%, 5/15/46	40,000	54,641
Lowe’s Cos., Inc.
3.80%, 11/15/21	69,000	71,172
3.12%, 4/15/22	18,000	18,642
4.38%, 9/15/45	56,000	69,266
4.05%, 5/3/47(b)	44,000	52,705
4.55%, 4/5/49	15,000	19,314
LYB International Finance III LLC
4.20%, 5/1/50	30,000	33,621
Magellan Midstream Partners L.P.
5.15%, 10/15/43	9,000	10,493
4.20%, 10/3/47	70,000	72,672
Marathon Petroleum Corp.
5.13%, 3/1/21	38,000	38,666
4.75%, 12/15/23	14,000	15,364
3.63%, 9/15/24	33,000	35,315
6.50%, 3/1/41	112,000	136,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2020

Investments	Principal Amount	Value
Markel Corp.
5.00%, 4/5/46	$28,000	$37,248
Marriott International, Inc.
2.30%, 1/15/22	20,000	20,153
3.25%, 9/15/22	42,000	42,574
Marsh & McLennan Cos., Inc.
3.88%, 3/15/24(b)	64,000	70,982
McDonald’s Corp.
2.63%, 1/15/22(b)	4,000	4,118
3.50%, 3/1/27(b)	27,000	30,613
3.80%, 4/1/28	29,000	33,886
2.63%, 9/1/29	33,000	35,885
6.30%, 3/1/38	32,000	47,914
4.88%, 12/9/45(b)	38,000	49,508
3.63%, 9/1/49(b)	14,000	15,807
McKesson Corp.
3.80%, 3/15/24	69,000	75,600
Medtronic, Inc.
3.15%, 3/15/22	62,000	64,502
Merck & Co., Inc.
2.80%, 5/18/23	37,000	39,465
3.40%, 3/7/29(b)	31,000	36,170
3.60%, 9/15/42	16,000	19,645
3.70%, 2/10/45	28,000	33,778
4.00%, 3/7/49	23,000	29,088
MetLife, Inc.
6.40%, 12/15/66	132,000	164,569
Micron Technology, Inc.
5.33%, 2/6/29	78,000	93,931
Microsoft Corp.
2.88%, 2/6/24	37,000	39,855
2.40%, 8/8/26(b)	35,000	38,283
4.10%, 2/6/37	29,000	37,734
3.70%, 8/8/46	53,000	66,785
2.53%, 6/1/50	58,000	61,037
2.68%, 6/1/60	106,000	112,647
MidAmerican Energy Co.
3.65%, 8/1/48	40,000	47,387
Molson Coors Beverage Co.
3.00%, 7/15/26	109,000	116,356
Moody’s Corp.
2.63%, 1/15/23	54,000	56,540
Morgan Stanley
2.50%, 4/21/21	32,000	32,391
2.75%, 5/19/22	40,000	41,458
4.10%, 5/22/23(b)	34,000	36,842
3.88%, 4/29/24, Series F(b)	33,000	36,447
3.70%, 10/23/24	29,000	32,205
3.13%, 7/27/26	85,000	94,226
3.95%, 4/23/27	44,000	49,950
7.25%, 4/1/32	34,000	51,218
6.38%, 7/24/42	31,000	48,614
4.30%, 1/27/45	66,000	83,911
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.840%)(c)	58,000	87,657
Motorola Solutions, Inc.
4.60%, 5/23/29	50,000	59,133
MPLX L.P.
4.50%, 7/15/23	11,000	11,931
4.88%, 6/1/25	150,000	170,015
4.13%, 3/1/27	37,000	40,728
5.50%, 2/15/49	85,000	95,752
National Fuel Gas Co.
3.75%, 3/1/23	30,000	31,151
NBCUniversal Media LLC
5.95%, 4/1/41	24,000	35,941
Newmont Corp.
3.63%, 6/9/21	38,000	38,617
6.25%, 10/1/39	53,000	79,394
NextEra Energy Capital Holdings, Inc.
2.90%, 4/1/22	85,000	88,033
2.25%, 6/1/30	55,000	57,099
NIKE, Inc.
3.38%, 11/1/46	39,000	44,277
Norfolk Southern Corp.
3.95%, 10/1/42	64,000	75,664
4.15%, 2/28/48	31,000	38,365
3.16%, 5/15/55	53,000	56,601
5.10%, 8/1/2118	12,000	15,677
Northrop Grumman Corp.
3.25%, 8/1/23	8,000	8,644
3.25%, 1/15/28	50,000	56,252
5.25%, 5/1/50	47,000	67,772
NSTAR Electric Co.
3.20%, 5/15/27	71,000	79,584
NVIDIA Corp.
3.20%, 9/16/26	45,000	50,853
3.50%, 4/1/40	70,000	82,389
NVR, Inc.
3.95%, 9/15/22	18,000	19,028
O’Reilly Automotive, Inc.
3.60%, 9/1/27	6,000	6,835
Omega Healthcare Investors, Inc.
4.38%, 8/1/23	47,000	50,446
4.50%, 4/1/27	34,000	36,587
4.75%, 1/15/28	5,000	5,491
Omnicom Group, Inc.
3.63%, 5/1/22	57,000	59,720
ONE Gas, Inc.
4.66%, 2/1/44	4,000	5,036
Oracle Corp.
4.30%, 7/8/34	74,000	92,952
3.85%, 7/15/36	40,000	47,318
5.38%, 7/15/40	236,000	330,044
3.85%, 4/1/60	80,000	95,057
Owens Corning
3.40%, 8/15/26	79,000	85,301
4.30%, 7/15/47	7,000	7,720
PacifiCorp
6.00%, 1/15/39	20,000	28,849
Parker-Hannifin Corp.
3.25%, 3/1/27	67,000	74,274
4.45%, 11/21/44	61,000	75,121
PayPal Holdings, Inc.
2.40%, 10/1/24	37,000	39,262
PepsiCo, Inc.
2.63%, 7/29/29(b)	10,000	11,072
4.45%, 4/14/46	52,000	69,501
3.63%, 3/19/50	60,000	73,083
Pfizer, Inc.
4.10%, 9/15/38	80,000	99,397
2.70%, 5/28/50	55,000	57,743
Philip Morris International, Inc.
2.88%, 5/1/24	5,000	5,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2020

Investments	Principal Amount	Value
2.75%, 2/25/26	$40,000	$44,385
3.13%, 8/17/27	20,000	22,554
4.38%, 11/15/41	50,000	61,156
4.50%, 3/20/42	40,000	49,340
Phillips 66
3.70%, 4/6/23	106,000	113,565
Phillips 66 Partners L.P.
3.55%, 10/1/26	40,000	42,192
Pioneer Natural Resources Co.
3.95%, 7/15/22(b)	85,000	88,828
4.45%, 1/15/26	39,000	45,157
Precision Castparts Corp.
3.90%, 1/15/43	45,000	52,271
Progress Energy, Inc.
6.00%, 12/1/39	62,000	86,330
Prudential Financial, Inc.
3.91%, 12/7/47	102,000	113,668
3.94%, 12/7/49	56,000	63,703
Public Service Electric & Gas Co.
3.60%, 12/1/47	62,000	73,615
Quest Diagnostics, Inc.
2.95%, 6/30/30	39,000	42,688
Raytheon Technologies Corp.
3.95%, 8/16/25(b)	30,000	34,130
3.50%, 3/15/27(a)	8,000	9,011
6.05%, 6/1/36	30,000	42,677
4.50%, 6/1/42(b)	72,000	91,171
4.15%, 5/15/45	51,000	61,373
4.63%, 11/16/48(b)	35,000	45,870
Reliance Steel & Aluminum Co.
4.50%, 4/15/23	31,000	33,626
Republic Services, Inc.
3.55%, 6/1/22	86,000	89,751
3.20%, 3/15/25	3,000	3,296
Reynolds American, Inc.
4.00%, 6/12/22	60,000	63,269
4.45%, 6/12/25	150,000	168,973
5.70%, 8/15/35	109,000	136,442
5.85%, 8/15/45	119,000	145,212
Roper Technologies, Inc.
4.20%, 9/15/28	78,000	93,182
Santander Holdings USA, Inc.
3.70%, 3/28/22	19,000	19,701
3.24%, 10/5/26	50,000	53,575
4.40%, 7/13/27(b)	161,000	177,437
Sherwin-Williams Co. (The)
3.45%, 8/1/25	37,000	41,300
4.50%, 6/1/47	32,000	39,819
3.80%, 8/15/49	28,000	32,006
Southern Co. (The)
4.25%, 7/1/36	207,000	240,752
4.40%, 7/1/46	102,000	121,233
Southern Power Co.
4.15%, 12/1/25	7,000	8,036
Stanley Black & Decker, Inc.
3.40%, 12/1/21	23,000	23,625
4.25%, 11/15/28	57,000	69,360
Starbucks Corp.
3.80%, 8/15/25	102,000	115,458
4.00%, 11/15/28	50,000	58,968
4.50%, 11/15/48	103,000	126,394
State Street Corp.
3.10%, 5/15/23	21,000	22,409
2.65%, 5/19/26	50,000	54,867
Steel Dynamics, Inc.
5.00%, 12/15/26	46,000	49,170
Stryker Corp.
4.63%, 3/15/46	52,000	67,952
Synchrony Financial
3.75%, 8/15/21	14,000	14,286
2.85%, 7/25/22	12,000	12,354
4.38%, 3/19/24	33,000	35,724
3.95%, 12/1/27	40,000	43,071
Sysco Corp.
3.25%, 7/15/27	36,000	39,177
5.95%, 4/1/30(b)	66,000	83,867
6.60%, 4/1/50(b)	40,000	56,408
Target Corp.
2.50%, 4/15/26	37,000	40,533
3.38%, 4/15/29	56,000	65,159
Textron, Inc.
4.30%, 3/1/24	43,000	46,828
Thermo Fisher Scientific, Inc.
3.00%, 4/15/23	60,000	63,498
TJX Cos., Inc. (The)
3.50%, 4/15/25	58,000	64,666
Toyota Motor Credit Corp.
2.65%, 4/12/22	10,000	10,348
Travelers Cos., Inc. (The)
6.75%, 6/20/36	29,000	44,877
Truist Financial Corp.
2.75%, 4/1/22	23,000	23,760
4.00%, 5/1/25	125,000	142,268
TWDC Enterprises 18 Corp.
3.00%, 2/13/26(b)	55,000	61,062
7.00%, 3/1/32, Series B	35,000	52,695
Tyson Foods, Inc.
4.50%, 6/15/22	54,000	57,151
3.95%, 8/15/24	18,000	20,060
4.88%, 8/15/34	12,000	15,719
U.S. Bancorp
4.13%, 5/24/21	39,000	39,844
3.00%, 7/30/29	126,000	140,237
Union Pacific Corp.
3.75%, 3/15/24	10,000	10,974
3.95%, 9/10/28	81,000	95,732
4.00%, 4/15/47	81,000	98,826
2.97%, 9/16/62(a)	63,000	62,199
United Parcel Service, Inc.
6.20%, 1/15/38	46,000	69,362
5.30%, 4/1/50	30,000	44,754
UnitedHealth Group, Inc.
2.88%, 12/15/21	25,000	25,790
2.75%, 2/15/23	26,000	27,312
2.88%, 3/15/23(b)	39,000	41,333
3.75%, 7/15/25(b)	49,000	55,989
3.38%, 4/15/27	70,000	80,028
4.63%, 7/15/35	27,000	35,680
3.50%, 8/15/39	57,000	65,665
4.25%, 4/15/47	31,000	39,615
4.25%, 6/15/48	38,000	48,534
Unum Group
5.75%, 8/15/42	19,000	21,968

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2020

Investments	Principal Amount	Value
Upjohn, Inc.
4.00%, 6/22/50(a)	$81,000	$86,908
Valero Energy Corp.
3.40%, 9/15/26	64,000	68,863
6.63%, 6/15/37	98,000	123,407
Verizon Communications, Inc.
4.02%, 12/3/29	77,000	92,452
4.50%, 8/10/33	267,000	339,336
4.40%, 11/1/34	49,000	61,217
4.81%, 3/15/39	156,000	204,552
3.85%, 11/1/42	59,000	70,456
5.01%, 4/15/49	20,000	28,913
4.00%, 3/22/50	68,000	84,179
ViacomCBS, Inc.
3.70%, 8/15/24	151,000	165,420
3.50%, 1/15/25	28,000	30,690
4.00%, 1/15/26	28,000	31,478
2.90%, 1/15/27	46,000	49,676
3.38%, 2/15/28	23,000	25,397
7.88%, 7/30/30	58,000	83,844
6.88%, 4/30/36	50,000	68,945
4.60%, 1/15/45	11,000	12,121
Virginia Electric & Power Co.
3.80%, 4/1/28, Series A	50,000	58,856
Visa, Inc.
2.70%, 4/15/40	70,000	76,060
2.00%, 8/15/50	75,000	69,292
Walgreens Boots Alliance, Inc.
4.80%, 11/18/44	153,000	167,920
Walmart, Inc.
5.25%, 9/1/35	33,000	47,790
3.95%, 6/28/38	78,000	98,025
4.05%, 6/29/48	6,000	7,859
Walt Disney Co. (The)
2.00%, 9/1/29	47,000	48,603
2.65%, 1/13/31(b)	53,000	57,378
3.50%, 5/13/40	122,000	138,427
5.40%, 10/1/43	43,000	60,134
3.60%, 1/13/51	54,000	61,084
Waste Management, Inc.
2.90%, 9/15/22	33,000	34,415
3.13%, 3/1/25	37,000	40,609
3.90%, 3/1/35	2,000	2,428
Wells Fargo & Co.
4.13%, 8/15/23	55,000	60,113
3.00%, 2/19/25	39,000	42,206
3.55%, 9/29/25	84,000	93,624
4.30%, 7/22/27	45,000	51,621
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.100%)(c)	176,000	183,900
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.530%)(c)	241,000	253,231
5.38%, 11/2/43	64,000	84,967
5.61%, 1/15/44	107,000	146,466
4.75%, 12/7/46	57,000	71,213
Western Union Co. (The)
2.85%, 1/10/25(b)	75,000	79,188
WestRock RKT LLC
4.00%, 3/1/23	35,000	37,422
Weyerhaeuser Co.
7.38%, 3/15/32	37,000	54,012
Wisconsin Power and Light Co.
3.00%, 7/1/29	62,000	69,974
WRKCo, Inc.
3.75%, 3/15/25	124,000	138,740
3.38%, 9/15/27	42,000	46,152
4.90%, 3/15/29	37,000	45,493
Wyeth LLC
6.50%, 2/1/34	37,000	57,563
5.95%, 4/1/37	16,000	23,753
Xcel Energy, Inc.
3.30%, 6/1/25	104,000	114,928
Xilinx, Inc.
3.00%, 3/15/21	10,000	10,119
Xylem, Inc.
4.38%, 11/1/46	36,000	42,617
Zoetis, Inc.
3.00%, 9/12/27	38,000	42,074
3.90%, 8/20/28	45,000	53,490
4.45%, 8/20/48	42,000	55,383

TOTAL U.S. CORPORATE BONDS (Cost: $35,969,789)		37,159,589

FOREIGN CORPORATE BONDS - 1.3%

Canada - 0.1%
Barrick North America Finance LLC
5.75%, 5/1/43	33,000	48,191

Switzerland - 0.3%
Novartis Capital Corp.
2.40%, 5/17/22	12,000	12,406
3.40%, 5/6/24	48,000	53,003
3.00%, 11/20/25	33,000	36,756

Total Switzerland		102,165

United Kingdom - 0.9%
BAT Capital Corp.
4.54%, 8/15/47(b)	22,000	23,633
4.76%, 9/6/49	54,000	58,836
Diageo Investment Corp.
4.25%, 5/11/42	25,000	31,015
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	10,000	10,600
3.88%, 5/15/28	12,000	14,282
6.38%, 5/15/38(b)	90,000	139,220
Mead Johnson Nutrition Co.
4.60%, 6/1/44	19,000	25,545
RELX Capital, Inc.
4.00%, 3/18/29	17,000	19,979

Total United Kingdom		323,110

TOTAL FOREIGN CORPORATE BONDS (Cost: $456,248)		473,466

U.S. GOVERNMENT OBLIGATIONS - 0.1%

U.S. Treasury Notes - 0.1%
2.25%, 2/15/27	10,000	11,169
2.38%, 11/15/49	14,000	17,147

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2020

Investments	Shares	Value
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $24,982)		$28,316

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.4%

United States - 8.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(d) (Cost: $3,233,668)	3,233,668	3,233,668

TOTAL INVESTMENTS IN SECURITIES - 106.6% (Cost: $39,684,687)		40,895,039
Other Assets less Liabilities - (6.6)%		(2,516,915)

NET ASSETS - 100.0%		$38,378,124

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2020. At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,175,497 and the total market value of the collateral held by the Fund was $3,263,992. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $30,324.

(c)	Rate shown reflects the accrual rate as of September 30, 2020 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2020.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$37,159,589	$—	$37,159,589
Foreign Corporate Bonds	—	473,466	—	473,466
U.S. Government Obligations	—	28,316	—	28,316
Investment of Cash Collateral for Securities Loaned	—	3,233,668	—	3,233,668

Total Investments in Securities	$—	$40,895,039	$—	$40,895,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2020

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 95.9%

United States - 95.9%
Acadia Healthcare Co., Inc.
5.63%, 2/15/23	$150,000	$151,328
ADT Security Corp. (The)
3.50%, 7/15/22	36,000	36,630
4.13%, 6/15/23	98,000	102,692
4.88%, 7/15/32(a)	327,000	331,087
AECOM
5.88%, 10/15/24	30,000	32,550
5.13%, 3/15/27	398,000	431,305
AES Corp. (The)
5.50%, 4/15/25	95,000	98,130
6.00%, 5/15/26	33,000	34,726
Allison Transmission, Inc.
5.88%, 6/1/29(a)	150,000	162,430
Ally Financial, Inc.
5.75%, 11/20/25	28,000	31,442
AMC Networks, Inc.
5.00%, 4/1/24	146,000	149,468
4.75%, 8/1/25(b)	385,000	398,552
American Axle & Manufacturing, Inc.
6.25%, 4/1/25(b)	269,000	266,231
AmeriGas Partners L.P.
5.50%, 5/20/25	400,000	430,766
5.75%, 5/20/27	125,000	137,238
Amkor Technology, Inc.
6.63%, 9/15/27(a)	366,000	393,518
Antero Midstream Partners L.P.
5.75%, 1/15/28(a)	275,000	226,848
Antero Resources Corp.
5.38%, 11/1/21(b)	477,000	454,342
5.00%, 3/1/25(b)	412,000	258,273
Aramark Services, Inc.
6.38%, 5/1/25(a)	100,000	104,293
4.75%, 6/1/26(b)	318,000	322,349
Ashland LLC
4.75%, 8/15/22	17,000	17,861
Avient Corp.
5.75%, 5/15/25(a)	135,000	143,269
B&G Foods, Inc.
5.25%, 4/1/25	283,000	291,065
5.25%, 9/15/27	296,000	309,101
Ball Corp.
5.25%, 7/1/25	242,000	274,380
Bausch Health Americas, Inc.
9.25%, 4/1/26(a)	395,000	435,013
Beacon Roofing Supply, Inc.
4.88%, 11/1/25(a)	367,000	360,326
Berry Global, Inc.
5.13%, 7/15/23(b)	92,000	93,504
4.50%, 2/15/26(a)(b)	348,000	352,132
Boyd Gaming Corp.
6.38%, 4/1/26(b)	450,000	469,161
Brink’s Co. (The)
4.63%, 10/15/27(a)(b)	50,000	50,048
Brookfield Property REIT, Inc.
5.75%, 5/15/26(a)	473,000	373,644
CCO Holdings LLC
5.38%, 5/1/25(a)(b)	150,000	154,500
5.13%, 5/1/27(a)	382,000	402,458
5.00%, 2/1/28(a)	230,000	241,730
5.38%, 6/1/29(a)	208,000	225,657
4.75%, 3/1/30(a)	350,000	371,000
4.50%, 8/15/30(a)	250,000	262,825
4.50%, 5/1/32(a)	25,000	26,125
CDK Global, Inc.
5.00%, 10/15/24	85,000	94,189
4.88%, 6/1/27	293,000	309,115
CDW LLC
4.25%, 4/1/28	120,000	124,402
Cedar Fair L.P.
5.50%, 5/1/25(a)	229,000	236,156
5.25%, 7/15/29	50,000	48,085
Centene Corp.
5.38%, 8/15/26(a)	177,000	188,027
CenturyLink, Inc.
5.80%, 3/15/22, Series T	171,000	176,673
6.75%, 12/1/23, Series W	549,000	603,214
7.50%, 4/1/24, Series Y	208,000	233,137
5.63%, 4/1/25(b)	250,000	267,559
5.13%, 12/15/26(a)(b)	121,000	124,490
CF Industries, Inc.
5.38%, 3/15/44	400,000	482,352
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	123,000	129,295
Chemours Co. (The)
6.63%, 5/15/23	299,000	303,335
7.00%, 5/15/25(b)	221,000	223,984
5.38%, 5/15/27(b)	206,000	204,455
Churchill Downs, Inc.
5.50%, 4/1/27(a)	206,000	215,500
Clean Harbors, Inc.
4.88%, 7/15/27(a)	225,000	233,818
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24	175,000	170,101
Clearway Energy Operating LLC
5.75%, 10/15/25	15,000	15,789
Cleveland-Cliffs, Inc.
5.75%, 3/1/25(b)	234,000	217,620
9.88%, 10/17/25(a)	161,000	179,918
5.88%, 6/1/27	329,000	306,381
CommScope Technologies LLC
6.00%, 6/15/25(a)	650,000	659,685
5.00%, 3/15/27(a)	239,000	229,888
CommScope, Inc.
8.25%, 3/1/27(a)(b)	273,000	284,263
Community Health Systems, Inc.
6.25%, 3/31/23	1,269,000	1,242,034
6.63%, 2/15/25(a)	200,000	193,980
8.00%, 3/15/26(a)	152,000	149,568
Continental Resources, Inc.
4.50%, 4/15/23	57,000	54,425
4.38%, 1/15/28(b)	100,000	86,804
4.90%, 6/1/44	141,000	106,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2020

Investments	Principal Amount	Value
Cornerstone Building Brands, Inc.
8.00%, 4/15/26(a)	$235,000	$247,338
Cott Holdings, Inc.
5.50%, 4/1/25(a)	277,000	284,271
Coty, Inc.
6.50%, 4/15/26(a)(b)	186,000	146,475
Crestwood Midstream Partners L.P.
5.75%, 4/1/25(b)	140,000	127,750
Crown Americas LLC
4.75%, 2/1/26	50,000	52,053
CSC Holdings LLC
6.75%, 11/15/21	11,000	11,564
5.88%, 9/15/22	139,000	147,253
5.25%, 6/1/24	371,000	398,593
5.50%, 4/15/27(a)	200,000	210,720
5.38%, 2/1/28(a)	428,000	453,145
7.50%, 4/1/28(a)	250,000	276,234
6.50%, 2/1/29(a)	200,000	222,125
Cumulus Media New Holdings, Inc.
6.75%, 7/1/26(a)	312,000	289,135
CVR Partners L.P.
9.25%, 6/15/23(a)	323,000	299,616
DCP Midstream Operating L.P.
5.38%, 7/15/25	125,000	129,198
Del Monte Foods, Inc.
11.88%, 5/15/25(a)	164,000	173,123
Dell International LLC
7.13%, 6/15/24(a)	150,000	156,179
Delta Air Lines, Inc.
3.80%, 4/19/23	250,000	242,265
2.90%, 10/28/24	348,000	310,735
3.75%, 10/28/29	532,000	454,877
Diamond Resorts International, Inc.
10.75%, 9/1/24(a)(b)	434,000	387,842
Diamond Sports Group LLC
5.38%, 8/15/26(a)	605,000	429,499
6.63%, 8/15/27(a)	476,000	248,413
DISH DBS Corp.
6.75%, 6/1/21	313,000	321,138
5.88%, 7/15/22(b)	4,000	4,164
5.00%, 3/15/23	76,000	77,615
5.88%, 11/15/24	253,000	259,822
7.75%, 7/1/26(b)	739,000	813,362
Diversified Healthcare Trust
4.75%, 2/15/28	118,000	104,135
Elanco Animal Health, Inc.
4.91%, 8/27/21	262,000	269,533
Encompass Health Corp.
5.75%, 11/1/24	155,000	155,523
Energizer Holdings, Inc.
7.75%, 1/15/27(a)	200,000	218,875
EnLink Midstream LLC
5.38%, 6/1/29	321,000	260,813
EnLink Midstream Partners L.P.
4.85%, 7/15/26(b)	278,000	240,848
ESH Hospitality, Inc.
5.25%, 5/1/25(a)	347,000	350,982
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 5/1/25(a)	75,000	84,281
Ford Motor Co.
8.50%, 4/21/23	300,000	327,478
9.00%, 4/22/25	500,000	573,897
9.63%, 4/22/30(b)	100,000	129,286
4.75%, 1/15/43	105,000	95,267
Ford Motor Credit Co. LLC
4.14%, 2/15/23	7,000	7,079
4.54%, 8/1/26	400,000	399,552
Freeport-McMoRan, Inc.
3.88%, 3/15/23	276,000	284,890
4.55%, 11/14/24	106,000	114,192
5.25%, 9/1/29	350,000	376,841
5.40%, 11/14/34	274,000	303,626
5.45%, 3/15/43	361,000	400,941
Frontier Communications Corp.
8.50%, 4/1/26(a)	130,000	131,170
Gap, Inc. (The)
8.63%, 5/15/25(a)	300,000	329,062
GLP Capital L.P.
5.38%, 4/15/26	150,000	166,526
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23(b)	300,000	300,562
5.00%, 5/31/26(b)	354,000	344,552
4.88%, 3/15/27	50,000	47,500
Gray Television, Inc.
5.13%, 10/15/24(a)(b)	262,000	267,731
5.88%, 7/15/26(a)	175,000	181,891
7.00%, 5/15/27(a)	194,000	210,565
Greif, Inc.
6.50%, 3/1/27(a)	156,000	161,905
Griffon Corp.
5.75%, 3/1/28	79,000	82,652
GrubHub Holdings, Inc.
5.50%, 7/1/27(a)	280,000	290,850
GTT Communications, Inc.
7.88%, 12/31/24(a)	229,000	118,794
Hanesbrands, Inc.
4.88%, 5/15/26(a)	324,000	346,477
HAT Holdings I LLC
5.25%, 7/15/24(a)	116,000	121,110
HCA, Inc.
4.75%, 5/1/23	147,000	160,459
5.00%, 3/15/24	33,000	37,000
5.25%, 6/15/26	50,000	58,429
3.50%, 9/1/30(b)	359,000	366,509
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	71,000	70,904
5.38%, 5/1/25(a)	264,000	275,959
5.75%, 5/1/28(a)	139,000	146,732
Hilton Worldwide Finance LLC
4.63%, 4/1/25	40,000	40,546
4.88%, 4/1/27	160,000	162,848
Holly Energy Partners L.P.
5.00%, 2/1/28(a)	225,000	219,797
Hologic, Inc.
4.38%, 10/15/25(a)	104,000	106,392

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2020

Investments	Principal Amount	Value
Howmet Aerospace, Inc.
5.13%, 10/1/24	$100,000	$106,125
Hughes Satellite Systems Corp.
5.25%, 8/1/26	195,000	208,010
6.63%, 8/1/26	155,000	168,293
Iron Mountain, Inc.
4.88%, 9/15/27(a)	100,000	102,267
5.25%, 3/15/28(a)	258,000	269,126
4.88%, 9/15/29(a)	300,000	305,550
j2 Cloud Services LLC
6.00%, 7/15/25(a)(b)	250,000	260,325
JBS USA LUX S.A.
5.75%, 6/15/25(a)	100,000	103,330
6.75%, 2/15/28(a)	321,000	349,476
5.50%, 1/15/30(a)	9,000	9,807
Kennedy-Wilson, Inc.
5.88%, 4/1/24	484,000	482,185
KFC Holding Co.
4.75%, 6/1/27(a)	179,000	188,345
Koppers, Inc.
6.00%, 2/15/25(a)	225,000	228,656
Kraft Heinz Foods Co.
5.20%, 7/15/45	539,000	590,929
4.38%, 6/1/46	895,000	922,371
5.50%, 6/1/50(a)	201,000	231,247
L Brands, Inc.
6.88%, 11/1/35	364,000	359,334
6.75%, 7/1/36	400,000	392,750
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/22(a)	150,000	147,420
Lamb Weston Holdings, Inc.
4.63%, 11/1/24(a)	5,000	5,225
4.88%, 11/1/26(a)	177,000	184,854
Lennar Corp.
4.75%, 11/29/27	384,000	438,912
Level 3 Financing, Inc.
5.38%, 1/15/24	124,000	125,104
5.38%, 5/1/25	50,000	51,644
Lions Gate Capital Holdings LLC
6.38%, 2/1/24(a)	295,000	292,969
5.88%, 11/1/24(a)(b)	74,000	72,975
Live Nation Entertainment, Inc.
4.88%, 11/1/24(a)	250,000	242,344
4.75%, 10/15/27(a)	300,000	281,437
LPL Holdings, Inc.
5.75%, 9/15/25(a)	50,000	51,965
Marriott Ownership Resorts, Inc.
6.13%, 9/15/25(a)	413,000	426,939
Masonite International Corp.
5.38%, 2/1/28(a)	100,000	106,813
Match Group Holdings II LLC
4.63%, 6/1/28(a)	182,000	187,801
Mattel, Inc.
6.75%, 12/31/25(a)	340,000	359,040
Maxim Crane Works Holdings Capital LLC
10.13%, 8/1/24(a)	309,000	314,054
MDC Partners, Inc.
6.50%, 5/1/24(a)	420,000	383,884
MEDNAX, Inc.
5.25%, 12/1/23(a)	508,000	515,302
6.25%, 1/15/27(a)(b)	191,000	198,397
Meredith Corp.
6.88%, 2/1/26(b)	406,000	339,771
MGM Growth Properties Operating Partnership L.P.
4.50%, 9/1/26	203,000	206,536
MGM Resorts International
6.75%, 5/1/25	399,000	418,792
4.63%, 9/1/26(b)	176,000	175,450
5.50%, 4/15/27	577,000	603,776
Michaels Stores, Inc.
8.00%, 7/15/27(a)(b)	258,000	270,046
MPT Operating Partnership L.P.
5.25%, 8/1/26	40,000	41,300
5.00%, 10/15/27	198,000	206,806
4.63%, 8/1/29	267,000	278,265
MSCI, Inc.
5.38%, 5/15/27(a)	50,000	53,500
4.00%, 11/15/29(a)	210,000	220,855
Navient Corp.
6.63%, 7/26/21	116,000	117,958
6.13%, 3/25/24(b)	297,000	300,153
5.88%, 10/25/24	174,000	173,457
6.75%, 6/25/25(b)	174,000	176,393
6.75%, 6/15/26	304,000	303,810
5.00%, 3/15/27	252,000	236,983
Navistar International Corp.
9.50%, 5/1/25(a)	412,000	465,002
Newell Brands, Inc.
4.35%, 4/1/23	41,000	42,908
6.00%, 4/1/46(b)	327,000	367,466
Newmark Group, Inc.
6.13%, 11/15/23	164,000	170,958
NextEra Energy Operating Partners L.P.
4.25%, 7/15/24(a)	111,000	115,937
4.25%, 9/15/24(a)	181,000	188,919
3.88%, 10/15/26(a)	228,000	235,838
Nielsen Finance LLC
5.00%, 4/15/22(a)	113,000	113,396
NortonLifeLock, Inc.
5.00%, 4/15/25(a)	177,000	181,590
Novelis Corp.
5.88%, 9/30/26(a)	248,000	255,130
NRG Energy, Inc.
7.25%, 5/15/26	148,000	157,789
5.75%, 1/15/28(b)	151,000	163,174
5.25%, 6/15/29(a)	200,000	217,963
Nuance Communications, Inc.
5.63%, 12/15/26(b)	50,000	52,875
NuStar Logistics L.P.
5.63%, 4/28/27	123,000	121,770
Occidental Petroleum Corp.
2.70%, 2/15/23	583,000	534,902
2.90%, 8/15/24	550,000	467,665
3.40%, 4/15/26	180,000	144,000
6.45%, 9/15/36	501,000	428,042
4.50%, 7/15/44	300,000	216,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2020

Investments	Principal Amount	Value
Oceaneering International, Inc.
4.65%, 11/15/24	$161,000	$118,738
Olin Corp.
5.13%, 9/15/27	375,000	371,953
5.63%, 8/1/29	564,000	554,832
OneMain Finance Corp.
7.75%, 10/1/21	79,000	82,808
5.63%, 3/15/23	469,000	488,055
6.13%, 3/15/24	281,000	294,699
6.88%, 3/15/25	338,000	375,704
7.13%, 3/15/26	143,000	159,939
5.38%, 11/15/29	537,000	559,822
Outfront Media Capital LLC
4.63%, 3/15/30(a)	351,000	337,399
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/23(a)(b)	409,000	430,472
Par Pharmaceutical, Inc.
7.50%, 4/1/27(a)	394,000	413,302
PBF Holding Co. LLC
9.25%, 5/15/25(a)	172,000	176,549
7.25%, 6/15/25(b)	379,000	287,132
PBF Logistics L.P.
6.88%, 5/15/23	304,000	286,705
Peabody Energy Corp.
6.00%, 3/31/22(a)(b)	166,000	97,940
6.38%, 3/31/25(a)	100,000	41,000
Penske Automotive Group, Inc.
5.50%, 5/15/26	173,000	178,847
Pilgrim’s Pride Corp.
5.75%, 3/15/25(a)	297,000	302,940
5.88%, 9/30/27(a)	223,000	230,526
Pitney Bowes, Inc.
4.63%, 10/1/21	46,000	46,014
4.63%, 3/15/24	281,000	268,882
Post Holdings, Inc.
5.00%, 8/15/26(a)	133,000	136,556
5.75%, 3/1/27(a)	337,000	355,220
5.63%, 1/15/28(a)	176,000	187,082
5.50%, 12/15/29(a)	24,000	25,711
4.63%, 4/15/30(a)	203,000	209,090
Prime Security Services Borrower LLC
5.75%, 4/15/26(a)	157,000	168,240
PulteGroup, Inc.
5.50%, 3/1/26	218,000	249,153
5.00%, 1/15/27	338,000	382,996
QVC, Inc.
4.85%, 4/1/24	297,000	311,880
4.45%, 2/15/25	280,000	289,100
4.75%, 2/15/27	195,000	200,670
Radian Group, Inc.
6.63%, 3/15/25	100,000	105,688
RBS Global, Inc.
4.88%, 12/15/25(a)	100,000	101,625
Realogy Group LLC
4.88%, 6/1/23(a)(b)	192,000	190,440
RHP Hotel Properties L.P.
4.75%, 10/15/27	52,000	48,028
Rite Aid Corp.
7.50%, 7/1/25(a)	119,000	117,426
8.00%, 11/15/26(a)	160,000	160,300
Royal Caribbean Cruises Ltd.
3.70%, 3/15/28	100,000	73,593
Sabre GLBL, Inc.
9.25%, 4/15/25(a)	291,000	320,811
Sally Holdings LLC
5.63%, 12/1/25	51,000	51,772
SBA Communications Corp.
4.88%, 9/1/24	156,000	160,079
Scientific Games International, Inc.
5.00%, 10/15/25(a)	332,000	334,282
8.25%, 3/15/26(a)(b)	352,000	368,120
7.25%, 11/15/29(a)	73,000	74,218
Service Corp. International
4.63%, 12/15/27	84,000	89,216
ServiceMaster Co. LLC (The)
5.13%, 11/15/24(a)	265,000	271,625
SESI LLC
7.75%, 9/15/24	311,000	73,085
Signature Aviation U.S. Holdings, Inc.
5.38%, 5/1/26(a)	250,000	253,226
Sinclair Television Group, Inc.
5.63%, 8/1/24(a)	237,000	236,259
Sirius XM Radio, Inc.
3.88%, 8/1/22(a)	53,000	53,629
5.38%, 7/15/26(a)	267,000	278,534
5.50%, 7/1/29(a)	300,000	322,312
Six Flags Entertainment Corp.
4.88%, 7/31/24(a)	320,000	301,536
5.50%, 4/15/27(a)(b)	26,000	24,688
Six Flags Theme Parks, Inc.
7.00%, 7/1/25(a)	50,000	53,281
Spectrum Brands, Inc.
5.75%, 7/15/25	100,000	103,350
Spirit AeroSystems, Inc.
7.50%, 4/15/25(a)	350,000	355,467
4.60%, 6/15/28(b)	369,000	303,493
Sprint Corp.
7.88%, 9/15/23	26,000	29,916
7.13%, 6/15/24	250,000	287,967
7.63%, 3/1/26	400,000	483,960
SSL Robotics LLC
9.75%, 12/31/23(a)	250,000	275,839
SunCoke Energy Partners L.P.
7.50%, 6/15/25(a)	230,000	208,040
Sunoco L.P.
4.88%, 1/15/23	180,000	181,556
T-Mobile USA, Inc.
6.00%, 3/1/23	212,000	212,816
6.00%, 4/15/24	35,000	35,777
5.13%, 4/15/25(b)	50,000	51,249
4.75%, 2/1/28	128,000	137,087
Tallgrass Energy Partners L.P.
5.50%, 9/15/24(a)	67,000	63,148
5.50%, 1/15/28(a)	343,000	309,696
TEGNA, Inc.
4.63%, 3/15/28(a)	281,000	275,464
5.00%, 9/15/29(a)	405,000	400,318
Teleflex, Inc.
4.63%, 11/15/27	225,000	237,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2020

Investments	Principal Amount	Value
Tenet Healthcare Corp.
6.75%, 6/15/23	$646,000	$678,946
4.63%, 7/15/24	123,000	123,738
5.13%, 5/1/25	605,000	611,383
4.88%, 1/1/26(a)	315,000	321,111
6.25%, 2/1/27(a)	22,000	22,739
Tenneco, Inc.
5.00%, 7/15/26	315,000	234,094
Terex Corp.
5.63%, 2/1/25(a)	200,000	201,000
TerraForm Power Operating LLC
4.25%, 1/31/23(a)	319,000	327,702
5.00%, 1/31/28(a)	258,000	282,910
TransDigm, Inc.
6.50%, 7/15/24	176,000	175,989
6.50%, 5/15/25	10,000	9,988
6.25%, 3/15/26(a)	486,000	508,137
6.38%, 6/15/26	419,000	421,619
5.50%, 11/15/27	292,000	281,181
Transocean, Inc.
11.50%, 1/30/27(a)	285,000	117,976
TreeHouse Foods, Inc.
6.00%, 2/15/24(a)	69,000	70,905
Tronox, Inc.
6.50%, 4/15/26(a)(b)	327,000	327,613
Tutor Perini Corp.
6.88%, 5/1/25(a)(b)	229,000	211,109
Twitter, Inc.
3.88%, 12/15/27(a)	132,000	135,878
U.S. Concrete, Inc.
6.38%, 6/1/24(b)	94,000	97,114
U.S. Foods, Inc.
5.88%, 6/15/24(a)	85,000	85,769
6.25%, 4/15/25(a)	147,000	155,833
Under Armour, Inc.
3.25%, 6/15/26(b)	263,000	248,371
United Rentals North America, Inc.
4.63%, 10/15/25	168,000	171,990
5.88%, 9/15/26	208,000	219,412
5.50%, 5/15/27	227,000	241,329
4.88%, 1/15/28	408,000	428,910
United States Steel Corp.
6.88%, 8/15/25	232,000	170,971
6.25%, 3/15/26	162,000	110,059
Uniti Group L.P.
6.00%, 4/15/23(a)	308,000	310,310
Vail Resorts, Inc.
6.25%, 5/15/25(a)	117,000	124,313
Vector Group Ltd.
6.13%, 2/1/25(a)	461,000	460,954
VeriSign, Inc.
5.25%, 4/1/25	156,000	172,786
4.75%, 7/15/27	251,000	266,531
VICI Properties LP
3.50%, 2/15/25(a)	75,000	74,391
3.75%, 2/15/27(a)	50,000	49,250
4.13%, 8/15/30(a)	531,000	523,035
Vistra Operations Co. LLC
5.50%, 9/1/26(a)	323,000	337,535
5.63%, 2/15/27(a)	271,000	286,355
W&T Offshore, Inc.
9.75%, 11/1/23(a)	351,000	242,597
Washington Prime Group L.P.
6.45%, 8/15/24	181,000	92,329
WESCO Distribution, Inc.
5.38%, 12/15/21	182,000	182,414
Western Digital Corp.
4.75%, 2/15/26(b)	583,000	632,194
Western Midstream Operating L.P.
3.95%, 6/1/25	149,000	140,775
4.65%, 7/1/26	50,000	48,750
5.05%, 2/1/30	119,000	115,977
Xerox Corp.
4.38%, 3/15/23	174,000	179,272
XPO Logistics, Inc.
6.13%, 9/1/23(a)	191,000	195,307
6.25%, 5/1/25(a)	500,000	535,245
Yum! Brands, Inc.
4.75%, 1/15/30(a)	272,000	294,270

TOTAL U.S. CORPORATE BONDS (Cost: $81,280,978)		81,447,157

FOREIGN CORPORATE BOND - 0.4%

United Kingdom - 0.4%
Avon International Operations, Inc.
7.88%, 8/15/22(a)
(Cost: $347,919)	343,000	348,111

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.5%

United States - 10.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c) (Cost: $8,961,085)	8,961,085	8,961,085

TOTAL INVESTMENTS IN SECURITIES - 106.8% (Cost: $90,589,982)		90,756,353
Other Assets less Liabilities - (6.8)%		(5,807,892)

NET ASSETS - 100.0%		$84,948,461

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2020. At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,197,775 and the total market value of the collateral held by the Fund was $9,522,701. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $561,616.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$81,447,157	$—	$81,447,157
Foreign Corporate Bond	—	348,111	—	348,111
Investment of Cash Collateral for Securities Loaned	—	8,961,085	—	8,961,085

Total Investments in Securities	$—	$90,756,353	$—	$90,756,353

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2020

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 94.9%

United States - 94.9%
3M Co.
2.00%, 6/26/22	$140,000	$144,196
AbbVie, Inc.
2.90%, 11/6/22	82,000	86,040
3.20%, 11/6/22	50,000	52,689
2.85%, 5/14/23	139,000	146,277
2.60%, 11/21/24(a)	223,000	236,497
3.60%, 5/14/25	334,000	370,582
Agilent Technologies, Inc.
3.88%, 7/15/23	87,000	94,256
Aircastle Ltd.
4.13%, 5/1/24	63,000	62,165
Alexandria Real Estate Equities, Inc.
4.00%, 1/15/24	33,000	36,376
Ally Financial, Inc.
3.88%, 5/21/24(b)	156,000	166,442
5.80%, 5/1/25(b)	37,000	42,734
Altria Group, Inc.
2.85%, 8/9/22	97,000	101,071
2.95%, 5/2/23	46,000	48,611
4.00%, 1/31/24	99,000	108,990
Amazon.com, Inc.
2.40%, 2/22/23	31,000	32,530
American Electric Power Co., Inc.
3.65%, 12/1/21, Series I	90,000	93,242
American Express Co.
2.50%, 8/1/22	171,000	177,297
2.65%, 12/2/22	49,000	51,349
3.40%, 2/22/24	79,000	85,929
American Honda Finance Corp.
1.70%, 9/9/21	50,000	50,606
3.38%, 12/10/21	150,000	155,204
2.15%, 9/10/24(b)	179,000	188,467
American International Group, Inc.
4.13%, 2/15/24	64,000	70,986
2.50%, 6/30/25(b)	54,000	57,757
Ameriprise Financial, Inc.
4.00%, 10/15/23	85,000	94,014
Amgen, Inc.
3.63%, 5/22/24(b)	153,000	168,530
Amphenol Corp.
3.20%, 4/1/24	25,000	27,008
Analog Devices, Inc.
2.50%, 12/5/21	39,000	39,747
Anthem, Inc.
3.13%, 5/15/22	59,000	61,561
3.50%, 8/15/24	121,000	132,767
Apple, Inc.
2.15%, 2/9/22	35,000	35,901
2.30%, 5/11/22	42,000	43,334
2.50%, 2/9/25	120,000	129,588
3.20%, 5/13/25(b)	64,000	71,438
AT&T, Inc.
3.00%, 6/30/22	49,000	50,975
3.95%, 1/15/25	34,000	38,166
3.40%, 5/15/25	167,000	184,975
AutoZone, Inc.
3.70%, 4/15/22	26,000	27,101
Avangrid, Inc.
3.20%, 4/15/25(b)	66,000	72,657
Bank of America Corp.
5.70%, 1/24/22	179,000	191,441
3.30%, 1/11/23	87,000	92,400
4.13%, 1/22/24	19,000	21,061
4.20%, 8/26/24	379,000	422,453
4.00%, 1/22/25	15,000	16,720
3.46%, 3/15/25, (3.458% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 0.970% thereafter)(c)	353,000	383,000
3.95%, 4/21/25, Series L	93,000	103,416
Bank of New York Mellon Corp. (The)
2.20%, 8/16/23	100,000	104,938
BBVA USA
2.50%, 8/27/24	152,000	158,375
Biogen, Inc.
3.63%, 9/15/22	84,000	88,988
BlackRock, Inc.
4.25%, 5/24/21	32,000	32,827
3.50%, 3/18/24	78,000	86,084
Block Financial LLC
5.50%, 11/1/22(b)	33,000	35,246
Boardwalk Pipelines L.P.
4.95%, 12/15/24	27,000	29,677
Boeing Co. (The)
2.70%, 5/1/22(b)	214,000	218,277
4.88%, 5/1/25	207,000	225,562
Booking Holdings, Inc.
4.10%, 4/13/25	45,000	50,687
Boston Scientific Corp.
3.38%, 5/15/22	41,000	42,883
3.45%, 3/1/24	56,000	60,758
BP Capital Markets America, Inc.
2.75%, 5/10/23	95,000	100,308
3.79%, 2/6/24	21,000	23,040
3.19%, 4/6/25	56,000	61,646
Bristol-Myers Squibb Co.
2.60%, 5/16/22	151,000	156,717
3.25%, 2/20/23	60,000	63,860
3.88%, 8/15/25	103,000	117,563
Broadcom Corp.
2.65%, 1/15/23	81,000	84,197
3.13%, 1/15/25	49,000	52,248
Broadcom, Inc.
3.46%, 9/15/26	54,000	59,214
4.11%, 9/15/28	68,000	76,815
Burlington Northern Santa Fe LLC
3.00%, 3/15/23	59,000	62,209
Capital One Financial Corp.
3.90%, 1/29/24	200,000	217,897
3.30%, 10/30/24	89,000	96,555
4.25%, 4/30/25	90,000	102,252
Caterpillar Financial Services Corp.
2.95%, 2/26/22	175,000	181,611
1.95%, 11/18/22	166,000	171,562
Celanese U.S. Holdings LLC
3.50%, 5/8/24	20,000	21,537

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2020

Investments	Principal Amount	Value
Charles Schwab Corp. (The)
4.20%, 3/24/25	$48,000	$55,187
Chevron Corp.
1.55%, 5/11/25	106,000	109,963
Cigna Corp.
3.40%, 9/17/21	35,000	36,030
3.25%, 4/15/25	114,000	125,526
Cimarex Energy Co.
4.38%, 6/1/24(b)	82,000	88,111
Cisco Systems, Inc.
2.60%, 2/28/23	17,000	17,948
Citigroup, Inc.
2.90%, 12/8/21	159,000	163,377
2.75%, 4/25/22	242,000	250,191
4.05%, 7/30/22	50,000	53,116
3.88%, 10/25/23	285,000	312,506
3.75%, 6/16/24	262,000	289,339
4.00%, 8/5/24(b)	56,000	61,687
Citizens Financial Group, Inc.
2.38%, 7/28/21	33,000	33,486
CME Group, Inc.
3.00%, 9/15/22	70,000	73,530
Coca-Cola Co. (The)
2.50%, 4/1/23	58,000	61,082
3.20%, 11/1/23	65,000	70,723
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	174,000	207,332
Comcast Corp.
3.60%, 3/1/24(b)	64,000	70,456
Comerica, Inc.
3.70%, 7/31/23	50,000	54,228
Conagra Brands, Inc.
3.20%, 1/25/23	167,000	176,037
Connecticut Light & Power Co. (The)
2.50%, 1/15/23	56,000	58,365
Constellation Brands, Inc.
2.70%, 5/9/22	35,000	36,149
3.20%, 2/15/23	104,000	109,822
4.25%, 5/1/23	28,000	30,550
Corning, Inc.
2.90%, 5/15/22	37,000	38,239
CSX Corp.
3.70%, 11/1/23	45,000	48,869
CVS Health Corp.
3.50%, 7/20/22	50,000	52,469
2.75%, 12/1/22	50,000	52,162
2.63%, 8/15/24(b)	196,000	209,106
4.10%, 3/25/25	167,000	188,837
Discover Financial Services
3.85%, 11/21/22	17,000	18,146
3.75%, 3/4/25	114,000	123,936
Dominion Energy, Inc.
2.75%, 9/15/22, Series B	58,000	60,004
DTE Energy Co.
3.70%, 8/1/23, Series D	94,000	101,752
2.53%, 10/1/24, Series C	26,000	27,679
Duke Energy Corp.
2.40%, 8/15/22	40,000	41,375
3.95%, 10/15/23	37,000	40,386
Eastman Chemical Co.
3.60%, 8/15/22(b)	60,000	62,958
Eaton Corp.
2.75%, 11/2/22	88,000	92,283
eBay, Inc.
3.80%, 3/9/22	85,000	88,898
2.60%, 7/15/22	79,000	81,632
2.75%, 1/30/23	43,000	45,116
Ecolab, Inc.
3.25%, 1/14/23	32,000	33,889
Enterprise Products Operating LLC
3.75%, 2/15/25	120,000	133,584
EOG Resources, Inc.
2.63%, 3/15/23	45,000	46,924
Equitable Holdings, Inc.
3.90%, 4/20/23(b)	93,000	100,022
Evergy, Inc.
2.45%, 9/15/24	36,000	38,166
Eversource Energy
2.75%, 3/15/22, Series K	165,000	170,246
Exelon Corp.
3.50%, 6/1/22	93,000	97,252
Exxon Mobil Corp.
2.73%, 3/1/23(b)	35,000	36,821
2.99%, 3/19/25	92,000	100,965
FedEx Corp.
3.80%, 5/15/25(b)	107,000	121,222
Fifth Third Bancorp
3.50%, 3/15/22	50,000	52,089
2.60%, 6/15/22	136,000	140,684
Fifth Third Bank NA
3.35%, 7/26/21	99,000	101,245
Fiserv, Inc.
2.75%, 7/1/24	122,000	130,444
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23	94,000	102,849
Fox Corp.
3.05%, 4/7/25	47,000	51,541
General Dynamics Corp.
2.25%, 11/15/22	65,000	67,338
3.38%, 5/15/23	78,000	83,786
General Mills, Inc.
2.60%, 10/12/22	78,000	81,195
3.70%, 10/17/23	29,000	31,614
Gilead Sciences, Inc.
3.50%, 2/1/25	72,000	79,790
Global Payments, Inc.
2.65%, 2/15/25	68,000	72,210
HCA, Inc.
5.25%, 4/15/25	159,000	183,702
Healthpeak Properties, Inc.
3.88%, 8/15/24	85,000	94,327
Hershey Co. (The)
3.38%, 5/15/23	85,000	91,559
Hewlett Packard Enterprise Co.
1.45%, 4/1/24	222,000	224,731
Honeywell International, Inc.
2.15%, 8/8/22	101,000	104,471
Host Hotels & Resorts L.P.
4.00%, 6/15/25, Series E	58,000	60,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2020

Investments	Principal Amount	Value
HP, Inc.
2.20%, 6/17/25	$54,000	$56,653
Humana, Inc.
2.90%, 12/15/22	70,000	73,244
Hyatt Hotels Corp.
5.38%, 4/23/25	74,000	79,760
IBM Credit LLC
3.60%, 11/30/21	42,000	43,619
Intel Corp.
2.88%, 5/11/24	97,000	104,942
Intercontinental Exchange, Inc.
2.35%, 9/15/22	104,000	107,774
International Business Machines Corp.
2.85%, 5/13/22	100,000	104,156
3.00%, 5/15/24	100,000	108,412
Interpublic Group of Cos., Inc. (The)
3.75%, 10/1/21	170,000	175,429
3.75%, 2/15/23	46,000	49,167
4.20%, 4/15/24	21,000	23,327
Jabil, Inc.
4.70%, 9/15/22	40,000	42,901
JM Smucker Co. (The)
3.50%, 10/15/21	119,000	122,714
3.00%, 3/15/22	95,000	98,553
JPMorgan Chase & Co.
3.25%, 9/23/22(b)	50,000	52,880
2.97%, 1/15/23	186,000	192,128
3.38%, 5/1/23(b)	50,000	53,381
3.88%, 2/1/24	71,000	78,414
3.88%, 9/10/24	109,000	121,013
3.13%, 1/23/25	38,000	41,492
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(c)	359,000	385,937
Juniper Networks, Inc.
4.50%, 3/15/24	102,000	114,025
Kellogg Co.
2.65%, 12/1/23	37,000	39,259
KLA Corp.
4.65%, 11/1/24	45,000	51,441
Kohl’s Corp.
4.25%, 7/17/25(b)	59,000	57,340
Kroger Co. (The)
2.95%, 11/1/21	126,000	129,275
3.40%, 4/15/22	26,000	26,980
Laboratory Corp. of America Holdings
3.20%, 2/1/22	102,000	105,563
Las Vegas Sands Corp.
3.20%, 8/8/24	127,000	128,494
Leidos, Inc.
2.95%, 5/15/23(a)	107,000	112,332
Lincoln National Corp.
4.00%, 9/1/23	144,000	157,380
Lowe’s Cos., Inc.
3.80%, 11/15/21	239,000	246,523
Marathon Petroleum Corp.
3.63%, 9/15/24	67,000	71,701
4.70%, 5/1/25	49,000	55,453
Marriott International, Inc.
2.30%, 1/15/22(b)	74,000	74,568
3.60%, 4/15/24	108,000	111,365
5.75%, 5/1/25, Series EE	50,000	55,879
Marsh & McLennan Cos., Inc.
3.30%, 3/14/23	5,000	5,318
3.88%, 3/15/24(b)	67,000	74,309
Mastercard, Inc.
2.00%, 11/21/21	46,000	46,860
McCormick & Co., Inc.
2.70%, 8/15/22	89,000	92,711
McDonald’s Corp.
2.63%, 1/15/22(b)	31,000	31,915
3.25%, 6/10/24	60,000	65,663
McKesson Corp.
2.70%, 12/15/22	50,000	52,043
2.85%, 3/15/23	13,000	13,641
Medtronic, Inc.
3.15%, 3/15/22	113,000	117,561
3.50%, 3/15/25	65,000	73,307
Merck & Co., Inc.
2.80%, 5/18/23	81,000	86,397
Micron Technology, Inc.
4.64%, 2/6/24	102,000	113,385
MidAmerican Energy Co.
3.50%, 10/15/24	85,000	94,109
Molson Coors Beverage Co.
2.10%, 7/15/21	117,000	118,425
3.50%, 5/1/22	37,000	38,478
Mondelez International, Inc.
3.63%, 5/7/23	107,000	115,976
Moody’s Corp.
4.88%, 2/15/24	82,000	92,745
Morgan Stanley
2.75%, 5/19/22	60,000	62,188
3.13%, 1/23/23	75,000	79,340
3.70%, 10/23/24	217,000	240,981
2.72%, 7/22/25, (2.720% fixed rate until 7/22/24; Secured Overnight Financing Rate + 1.152%)(c)	161,000	171,181
4.00%, 7/23/25	100,000	113,150
MPLX L.P.
4.50%, 7/15/23	47,000	50,979
4.88%, 12/1/24	75,000	83,834
4.00%, 2/15/25(b)	68,000	74,485
MUFG Union Bank NA
3.15%, 4/1/22	250,000	259,792
National Fuel Gas Co.
4.90%, 12/1/21	44,000	45,560
NetApp, Inc.
1.88%, 6/22/25	54,000	56,020
NextEra Energy Capital Holdings, Inc.
3.15%, 4/1/24	93,000	100,650
Nordstrom, Inc.
4.00%, 10/15/21	24,000	23,858
Norfolk Southern Corp.
3.85%, 1/15/24	72,000	78,949
Northern States Power Co.
2.60%, 5/15/23	54,000	56,418
Northrop Grumman Corp.
2.55%, 10/15/22	60,000	62,516
3.25%, 8/1/23	43,000	46,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2020

Investments	Principal Amount	Value
NVR, Inc.
3.95%, 9/15/22	$39,000	$41,227
Old Republic International Corp.
4.88%, 10/1/24	22,000	25,001
Omega Healthcare Investors, Inc.
4.38%, 8/1/23	44,000	47,226
Omnicom Group, Inc.
3.65%, 11/1/24	36,000	39,648
Oracle Corp.
2.50%, 10/15/22	63,000	65,793
3.63%, 7/15/23(b)	166,000	180,356
2.95%, 11/15/24	48,000	52,089
2.50%, 4/1/25	48,000	51,512
Packaging Corp. of America
4.50%, 11/1/23	67,000	74,172
PayPal Holdings, Inc.
1.65%, 6/1/25(b)	55,000	57,053
PepsiCo, Inc.
2.25%, 5/2/22	146,000	150,200
2.75%, 3/1/23	80,000	84,636
Pfizer, Inc.
2.80%, 3/11/22	48,000	49,706
0.80%, 5/28/25	101,000	101,831
Philip Morris International, Inc.
2.63%, 2/18/22	97,000	99,793
2.38%, 8/17/22	77,000	79,376
2.50%, 11/2/22	111,000	115,605
Phillips 66
4.30%, 4/1/22	209,000	220,479
PNC Financial Services Group, Inc. (The)
3.50%, 1/23/24(b)	137,000	149,442
Progress Energy, Inc.
3.15%, 4/1/22	41,000	42,353
Prudential Financial, Inc.
3.50%, 5/15/24	34,000	37,663
Public Service Enterprise Group, Inc.
2.65%, 11/15/22	25,000	26,086
2.88%, 6/15/24	82,000	87,842
Raytheon Technologies Corp.
2.80%, 3/15/22(a)	44,000	45,387
2.50%, 12/15/22(a)	44,000	45,658
Realty Income Corp.
3.25%, 10/15/22	88,000	92,363
4.65%, 8/1/23	45,000	49,749
Regions Financial Corp.
2.75%, 8/14/22(b)	68,000	70,760
3.80%, 8/14/23(b)	45,000	48,829
Reliance Steel & Aluminum Co.
4.50%, 4/15/23	35,000	37,965
Republic Services, Inc.
3.55%, 6/1/22	141,000	147,150
Reynolds American, Inc.
4.00%, 6/12/22	81,000	85,412
4.85%, 9/15/23	252,000	280,917
Roper Technologies, Inc.
3.13%, 11/15/22	23,000	24,121
3.65%, 9/15/23	73,000	79,364
salesforce.com, Inc.
3.25%, 4/11/23	35,000	37,507
San Diego Gas & Electric Co.
3.60%, 9/1/23, Series NNN	147,000	158,826
Santander Holdings USA, Inc.
3.40%, 1/18/23	134,000	140,337
Sherwin-Williams Co. (The)
3.45%, 8/1/25	48,000	53,578
Southwest Airlines Co.
5.25%, 5/4/25	70,000	77,204
Stanley Black & Decker, Inc.
2.90%, 11/1/22(b)	42,000	44,118
Starbucks Corp.
3.10%, 3/1/23	117,000	123,972
State Street Corp.
3.70%, 11/20/23	28,000	30,869
Stryker Corp.
3.38%, 5/15/24	24,000	26,104
Synchrony Bank
3.65%, 5/24/21	58,000	58,882
Synchrony Financial
4.25%, 8/15/24	162,000	176,126
Sysco Corp.
2.60%, 6/12/22	45,000	46,526
5.65%, 4/1/25	44,000	52,086
Tapestry, Inc.
3.00%, 7/15/22	37,000	37,402
Target Corp.
2.25%, 4/15/25	54,000	57,948
Tech Data Corp.
4.70%, 2/15/22	30,000	30,723
Textron, Inc.
4.30%, 3/1/24	77,000	83,854
Thermo Fisher Scientific, Inc.
4.15%, 2/1/24(b)	103,000	113,945
TJX Cos., Inc. (The)
2.50%, 5/15/23	42,000	44,037
Toyota Motor Credit Corp.
3.30%, 1/12/22	143,000	148,229
3.00%, 4/1/25	221,000	241,952
Truist Bank
2.80%, 5/17/22	102,000	105,991
3.20%, 4/1/24	46,000	49,923
Truist Financial Corp.
2.70%, 1/27/22	45,000	46,334
2.75%, 4/1/22(b)	164,000	169,420
3.05%, 6/20/22	38,000	39,618
2.50%, 8/1/24	65,000	69,228
TWDC Enterprises 18 Corp.
2.45%, 3/4/22	139,000	143,157
2.35%, 12/1/22	96,000	99,794
Tyson Foods, Inc.
4.50%, 6/15/22	87,000	92,076
3.95%, 8/15/24	14,000	15,602
U.S. Bancorp
3.00%, 3/15/22	95,000	98,565
2.95%, 7/15/22	157,000	163,982
Union Electric Co.
3.50%, 4/15/24	40,000	43,353
Union Pacific Corp.
2.95%, 3/1/22	36,000	37,319
3.50%, 6/8/23	80,000	86,269
3.15%, 3/1/24	54,000	58,303

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2020

Investments	Principal Amount	Value
United Parcel Service, Inc.
2.50%, 4/1/23(b)	$83,000	$87,257
UnitedHealth Group, Inc.
2.38%, 8/15/24	94,000	100,182
Upjohn, Inc.
1.65%, 6/22/25(a)	133,000	136,357
Valero Energy Corp.
3.65%, 3/15/25	50,000	54,148
Verizon Communications, Inc.
2.95%, 3/15/22	33,000	34,214
5.15%, 9/15/23	107,000	121,355
3.50%, 11/1/24	39,000	43,097
3.38%, 2/15/25	46,000	51,323
ViacomCBS, Inc.
4.75%, 5/15/25(b)	111,000	127,659
Visa, Inc.
2.15%, 9/15/22	45,000	46,602
Walgreen Co.
3.10%, 9/15/22	12,000	12,568
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	131,000	144,477
Walmart, Inc.
3.40%, 6/26/23	143,000	154,612
Walt Disney Co. (The)
3.35%, 3/24/25	46,000	51,283
Waste Management, Inc.
2.90%, 9/15/22	151,000	157,474
Wells Fargo & Co.
4.48%, 1/16/24	200,000	221,959
3.75%, 1/24/24(b)	233,000	253,392
3.30%, 9/9/24	146,000	159,127
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month U.S. dollar London Interbank Offered Rate + 0.75% thereafter)(c)	100,000	103,902
Western Union Co. (The)
2.85%, 1/10/25	57,000	60,183
WestRock RKT LLC
4.90%, 3/1/22	9,000	9,542
Wisconsin Public Service Corp.
3.35%, 11/21/21	141,000	145,875
WRKCo, Inc.
3.75%, 3/15/25	63,000	70,489
Xcel Energy, Inc.
2.40%, 3/15/21	28,000	28,209
Xilinx, Inc.
2.95%, 6/1/24	76,000	81,707
Zoetis, Inc.
3.25%, 2/1/23	91,000	96,084

TOTAL U.S. CORPORATE BONDS (Cost: $28,827,211)		29,439,270

FOREIGN CORPORATE BONDS - 3.0%

Australia - 0.2%
National Australia Bank Ltd.
3.38%, 9/20/21	46,000	47,309

Germany - 0.7%
Deutsche Bank AG
4.25%, 10/14/21	100,000	102,990
3.70%, 5/30/24	100,000	104,900

Total Germany		207,890

Switzerland - 0.6%
ABB Finance USA, Inc.
3.38%, 4/3/23	101,000	108,157
Novartis Capital Corp.
2.40%, 5/17/22	20,000	20,676
2.40%, 9/21/22	62,000	64,590

Total Switzerland		193,423

United Kingdom - 1.5%
BAT Capital Corp.
3.22%, 8/15/24	86,000	92,093
Diageo Investment Corp.
2.88%, 5/11/22(b)	108,000	112,304
GlaxoSmithKline Capital, Inc.
3.38%, 5/15/23	56,000	60,315
HSBC Holdings PLC
4.00%, 3/30/22	104,000	109,251
Unilever Capital Corp.
3.00%, 3/7/22	95,000	98,673

Total United Kingdom		472,636

TOTAL FOREIGN CORPORATE BONDS (Cost: $892,025)		921,258

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.1%

United States - 8.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(d) (Cost: $2,509,942)	2,509,942	2,509,942

TOTAL INVESTMENTS IN SECURITIES - 106.0% (Cost: $32,229,178)		32,870,470
Other Assets less Liabilities - (6.0)%		(1,872,140)

NET ASSETS - 100.0%		$30,998,330

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2020. At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,458,728 and the total market value of the collateral held by the Fund was $2,531,150. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $21,207.

(c)	Rate shown reflects the accrual rate as of September 30, 2020 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$29,439,270	$—	$29,439,270
Foreign Corporate Bonds	—	921,258	—	921,258
Investment of Cash Collateral for Securities Loaned	—	2,509,942	—	2,509,942

Total Investments in Securities	$—	$32,870,470	$—	$32,870,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

September 30, 2020

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 91.6%

United States - 91.6%
Acadia Healthcare Co., Inc.
5.63%, 2/15/23	$150,000	$151,328
ADT Security Corp. (The)
3.50%, 7/15/22	150,000	152,625
4.13%, 6/15/23	67,000	70,208
AECOM
5.88%, 10/15/24	150,000	162,750
Allison Transmission, Inc.
5.00%, 10/1/24(a)	92,000	93,098
AMC Networks, Inc.
4.75%, 12/15/22	125,000	125,263
5.00%, 4/1/24	272,000	278,460
American Axle & Manufacturing, Inc.
6.25%, 4/1/25(b)	150,000	148,456
Antero Resources Corp.
5.38%, 11/1/21(b)	200,000	190,500
Ashland LLC
4.75%, 8/15/22	5,000	5,253
Avient Corp.
5.25%, 3/15/23	50,000	53,219
5.75%, 5/15/25(a)	75,000	79,594
Blue Cube Spinco LLC
9.75%, 10/15/23	8,000	8,270
BMC East LLC
5.50%, 10/1/24(a)	100,000	102,938
Calumet Specialty Products Partners L.P.
7.63%, 1/15/22	25,000	24,900
CCO Holdings LLC
4.00%, 3/1/23(a)	177,000	179,477
CenturyLink, Inc.
5.80%, 3/15/22, Series T	293,000	302,720
7.50%, 4/1/24, Series Y	209,000	234,258
Chemours Co. (The)
6.63%, 5/15/23(b)	250,000	253,625
Cinemark USA, Inc.
4.88%, 6/1/23	50,000	42,781
Cleveland-Cliffs, Inc.
4.88%, 1/15/24(a)	75,000	74,148
Cogent Communications Group, Inc.
5.38%, 3/1/22(a)	228,000	233,361
Colfax Corp.
6.00%, 2/15/24(a)	116,000	120,495
Community Health Systems, Inc.
6.25%, 3/31/23	277,000	271,114
8.63%, 1/15/24(a)	300,000	299,062
Consolidated Communications, Inc.
6.50%, 10/1/22	206,000	206,273
Continental Resources, Inc.
4.50%, 4/15/23	100,000	95,483
Crestwood Midstream Partners L.P.
6.25%, 4/1/23(b)	100,000	98,022
Crown Americas LLC
4.50%, 1/15/23	150,000	156,000
CSC Holdings LLC
6.75%, 11/15/21	166,000	174,507
5.88%, 9/15/22	311,000	329,466
CVR Partners L.P.
9.25%, 6/15/23(a)	195,000	180,883
DCP Midstream Operating L.P.
3.88%, 3/15/23	50,000	49,375
Dell International LLC
5.88%, 6/15/21(a)	165,000	165,413
Delta Air Lines, Inc.
3.63%, 3/15/22	300,000	294,902
Diamond Resorts International, Inc.
7.75%, 9/1/23(a)(b)	261,000	251,373
Diebold Nixdorf, Inc.
8.50%, 4/15/24(b)	76,000	69,380
DISH DBS Corp.
6.75%, 6/1/21	100,000	102,600
5.88%, 7/15/22(b)	314,000	326,874
5.00%, 3/15/23	268,000	273,695
Edgewell Personal Care Co.
4.70%, 5/24/22	174,000	179,872
EMC Corp.
3.38%, 6/1/23	256,000	263,040
ESH Hospitality, Inc.
5.25%, 5/1/25(a)	200,000	202,295
Ferrellgas L.P.
6.75%, 1/15/22(b)	145,000	128,835
Ford Motor Co.
8.50%, 4/21/23	200,000	218,319
Ford Motor Credit Co. LLC
5.88%, 8/2/21	200,000	204,125
4.06%, 11/1/24	200,000	200,145
Freeport-McMoRan, Inc.
3.55%, 3/1/22	250,000	254,861
3.88%, 3/15/23	423,000	436,625
Gap, Inc. (The)
8.63%, 5/15/25(a)	100,000	109,688
Genworth Holdings, Inc.
7.63%, 9/24/21	140,000	140,219
4.90%, 8/15/23	140,000	129,238
4.80%, 2/15/24(b)	126,000	116,231
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23(b)	348,000	348,652
Hanesbrands, Inc.
4.63%, 5/15/24(a)	50,000	52,120
HAT Holdings I LLC
5.25%, 7/15/24(a)	117,000	122,154
HCA, Inc.
5.88%, 5/1/23	180,000	196,200
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	100,000	99,865
Hilton Worldwide Finance LLC
4.63%, 4/1/25	100,000	101,365
Hughes Satellite Systems Corp.
7.63%, 6/15/21	53,000	55,054
6.63%, 8/1/26	50,000	54,288
Huntsman International LLC
5.13%, 11/15/22	70,000	75,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

September 30, 2020

Investments	Principal Amount	Value
JBS USA LUX S.A.
5.88%, 7/15/24(a)	$50,000	$51,036
KB Home
7.63%, 5/15/23	100,000	110,000
Kennedy-Wilson, Inc.
5.88%, 4/1/24	75,000	74,719
KFC Holding Co.
5.00%, 6/1/24(a)	121,000	124,288
Koppers, Inc.
6.00%, 2/15/25(a)	100,000	101,625
L Brands, Inc.
5.63%, 10/15/23	243,000	254,391
Lamb Weston Holdings, Inc.
4.63%, 11/1/24(a)	50,000	52,250
Lennar Corp.
4.13%, 1/15/22	71,000	72,837
4.75%, 11/15/22	75,000	78,167
4.50%, 4/30/24	250,000	267,969
Lions Gate Capital Holdings LLC
6.38%, 2/1/24(a)	60,000	59,587
5.88%, 11/1/24(a)(b)	248,000	244,564
Live Nation Entertainment, Inc.
4.88%, 11/1/24(a)	121,000	117,294
Magellan Health, Inc.
4.90%, 9/22/24	100,000	103,286
MDC Partners, Inc.
6.50%, 5/1/24(a)	100,000	91,401
MEDNAX, Inc.
5.25%, 12/1/23(a)	222,000	225,191
Meritor, Inc.
6.25%, 2/15/24(b)	65,000	66,537
MGM Growth Properties Operating Partnership L.P.
5.63%, 5/1/24	250,000	265,695
MGM Resorts International
6.00%, 3/15/23	315,000	327,373
Molina Healthcare, Inc.
5.38%, 11/15/22	194,000	203,094
Navient Corp.
6.50%, 6/15/22	199,000	203,477
5.50%, 1/25/23	118,000	119,119
7.25%, 9/25/23	147,000	152,053
6.13%, 3/25/24(b)	100,000	101,062
5.88%, 10/25/24	150,000	149,532
NCL Corp. Ltd.
12.25%, 5/15/24(a)(b)	150,000	168,187
Newell Brands, Inc.
4.35%, 4/1/23	225,000	235,469
Newmark Group, Inc.
6.13%, 11/15/23	354,000	369,018
NextEra Energy Operating Partners L.P.
4.25%, 7/15/24(a)	269,000	280,964
Nielsen Finance LLC
5.00%, 4/15/22(a)	162,000	162,567
Occidental Petroleum Corp.
2.70%, 8/15/22(b)	300,000	280,858
2.70%, 2/15/23	200,000	183,500
2.90%, 8/15/24	400,000	340,120
OneMain Finance Corp.
6.13%, 5/15/22	429,000	446,160
6.13%, 3/15/24(b)	200,000	209,750
PBF Logistics L.P.
6.88%, 5/15/23	260,000	245,209
Peabody Energy Corp.
6.00%, 3/31/22(a)(b)	429,000	253,110
Performance Food Group, Inc.
5.50%, 6/1/24(a)	100,000	100,250
Plantronics, Inc.
5.50%, 5/31/23(a)	150,000	133,967
Prestige Brands, Inc.
6.38%, 3/1/24(a)	175,000	179,703
Prime Security Services Borrower LLC
5.25%, 4/15/24(a)	117,000	122,777
Realogy Group LLC
4.88%, 6/1/23(a)(b)	234,000	232,099
Rite Aid Corp.
6.13%, 4/1/23(a)	200,000	194,250
Sealed Air Corp.
4.88%, 12/1/22(a)	193,000	201,758
SESI LLC
7.13%, 12/15/21	196,000	47,040
Sirius XM Radio, Inc.
3.88%, 8/1/22(a)	294,000	297,491
Six Flags Entertainment Corp.
4.88%, 7/31/24(a)	119,000	112,134
Sprint Corp.
7.88%, 9/15/23	250,000	287,656
7.13%, 6/15/24	150,000	172,780
Starwood Property Trust, Inc.
5.00%, 12/15/21	300,000	297,750
Stericycle, Inc.
5.38%, 7/15/24(a)	117,000	121,791
Sunoco L.P.
4.88%, 1/15/23	120,000	121,037
T-Mobile USA, Inc.
4.00%, 4/15/22	150,000	154,969
Taylor Morrison Communities, Inc.
5.63%, 3/1/24(a)	114,000	121,826
Tenet Healthcare Corp.
8.13%, 4/1/22	271,000	301,460
6.75%, 6/15/23	339,000	356,289
Toll Brothers Finance Corp.
5.88%, 2/15/22	76,000	79,135
4.38%, 4/15/23	125,000	131,110
TransDigm, Inc.
6.50%, 7/15/24	250,000	249,985
TreeHouse Foods, Inc.
6.00%, 2/15/24(a)	100,000	102,761
TRI Pointe Group, Inc.
5.88%, 6/15/24	75,000	81,234
U.S. Concrete, Inc.
6.38%, 6/1/24(b)	50,000	51,656
U.S. Foods, Inc.
5.88%, 6/15/24(a)(b)	100,000	100,905
Vista Outdoor, Inc.
5.88%, 10/1/23(b)	231,000	232,419
Xerox Corp.
4.38%, 3/15/23	190,000	195,757

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

September 30, 2020

Investments	Principal Amount	Value
XPO Logistics, Inc.
6.13%, 9/1/23(a)	$119,000	$121,683
6.75%, 8/15/24(a)	100,000	106,108

TOTAL U.S. CORPORATE BONDS (Cost: $22,101,504)		21,921,918

FOREIGN CORPORATE BONDS - 1.8%

Mexico - 0.9%
CEMEX Finance LLC
6.00%, 4/1/24(a)	200,000	204,982

United Kingdom - 0.9%
Avon International Operations, Inc.
7.88%, 8/15/22(a)	207,000	210,084

TOTAL FOREIGN CORPORATE BONDS (Cost: $407,805)		415,066

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 12.9%

United States - 12.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(c) (Cost: $3,088,320)	3,088,320	3,088,320

TOTAL INVESTMENTS IN SECURITIES - 106.3% (Cost: $25,597,629)		25,425,304
Other Assets less Liabilities - (6.3)%		(1,498,753)

NET ASSETS - 100.0%		$23,926,551

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2020. At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,979,577 and the total market value of the collateral held by the Fund was $3,088,320.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

September 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$21,921,918	$—	$21,921,918
Foreign Corporate Bonds	—	415,066	—	415,066
Investment of Cash Collateral for Securities Loaned	—	3,088,320	—	3,088,320

Total Investments in Securities	$—	$25,425,304	$—	$25,425,304

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

September 30, 2020

Investments	Shares	Value
COMMON STOCKS - 89.7%

Argentina - 0.1%

Internet & Direct Marketing Retail - 0.1%
MercadoLibre, Inc.*	293	$317,167

China - 0.1%

Hotels, Restaurants & Leisure - 0.1%
Yum China Holdings, Inc.	4,777	252,942

Israel - 0.1%

Software - 0.1%
Check Point Software Technologies Ltd.*	1,510	181,713

Netherlands - 0.1%

Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors N.V.	3,727	465,167

Peru - 0.0%

Banks - 0.0%
Credicorp Ltd.	345	42,777

Russia - 0.1%

Interactive Media & Services - 0.1%
Yandex N.V. Class A*	3,746	244,426

United Kingdom - 0.5%

Beverages - 0.0%
Coca-Cola European Partners PLC	2,282	88,564

Chemicals - 0.4%
Linde PLC	6,322	1,505,458

Diversified Telecommunication Services - 0.1%
Liberty Global PLC Class C*	5,874	120,623

Total United Kingdom		1,714,645

United States - 88.7%

Aerospace & Defense - 1.2%
Boeing Co. (The)	5,256	868,607
General Dynamics Corp.	3,101	429,271
Howmet Aerospace, Inc.	3,632	60,727
L3Harris Technologies, Inc.	2,349	398,954
Lockheed Martin Corp.	2,938	1,126,077
Northrop Grumman Corp.	1,435	452,728
Raytheon Technologies Corp.	10,491	603,652
Teledyne Technologies, Inc.*	204	63,283
TransDigm Group, Inc.	408	193,849

Total Aerospace & Defense		4,197,148

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	1,065	108,832
Expeditors International of Washington, Inc.	1,605	145,285
FedEx Corp.	2,773	697,465
United Parcel Service, Inc. Class B	8,437	1,405,857

Total Air Freight & Logistics		2,357,439

Airlines - 0.1%
American Airlines Group, Inc.	2,339	28,746
Delta Air Lines, Inc.	6,495	198,617
Southwest Airlines Co.	4,484	168,150
United Airlines Holdings, Inc.*	864	30,024

Total Airlines		425,537

Auto Components - 0.1%
Aptiv PLC	2,875	263,580

Automobiles - 1.0%
Ford Motor Co.	33,264	221,538
General Motors Co.	12,311	364,282
Tesla, Inc.*	6,562	2,815,164

Total Automobiles		3,400,984

Banks - 2.5%
Bank of America Corp.	90,542	2,181,157
Citigroup, Inc.	20,653	890,351
Citizens Financial Group, Inc.	4,678	118,260
Comerica, Inc.	1,138	43,529
Fifth Third Bancorp	6,741	143,718
First Republic Bank	2,157	235,242
Huntington Bancshares, Inc.	11,143	102,181
JPMorgan Chase & Co.	28,072	2,702,491
KeyCorp	11,419	136,229
M&T Bank Corp.	1,138	104,798
PNC Financial Services Group, Inc. (The)	4,146	455,687
Regions Financial Corp.	10,365	119,508
SVB Financial Group*	442	106,354
Truist Financial Corp.	13,550	515,578
U.S. Bancorp	14,448	517,961
Wells Fargo & Co.	17,404	409,168

Total Banks		8,782,212

Beverages - 1.5%
Brown-Forman Corp. Class B	2,674	201,405
Coca-Cola Co. (The)	44,710	2,207,333
Constellation Brands, Inc. Class A	1,712	324,441
Molson Coors Beverage Co. Class B	1,632	54,770
Monster Beverage Corp.*	4,709	377,662
PepsiCo, Inc.	16,177	2,242,132

Total Beverages		5,407,743

Biotechnology - 1.9%
AbbVie, Inc.	20,337	1,781,318
Alexion Pharmaceuticals, Inc.*	1,711	195,790
Amgen, Inc.	6,322	1,606,799
Biogen, Inc.*	1,926	546,368
BioMarin Pharmaceutical, Inc.*	1,609	122,413
Exact Sciences Corp.*	1,415	144,259
Gilead Sciences, Inc.	13,696	865,450
Incyte Corp.*	2,140	192,044
Regeneron Pharmaceuticals, Inc.*	761	425,993
Seattle Genetics, Inc.*	1,160	227,000
Vertex Pharmaceuticals, Inc.*	2,036	554,036

Total Biotechnology		6,661,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

September 30, 2020

Investments	Shares	Value
Building Products - 0.3%
Allegion PLC	718	$71,017
Johnson Controls International PLC	12,940	528,599
Masco Corp.	4,121	227,191
Trane Technologies PLC	2,755	334,044

Total Building Products		1,160,851

Capital Markets - 2.5%
Ameriprise Financial, Inc.	2,428	374,179
Bank of New York Mellon Corp. (The)	15,155	520,423
BlackRock, Inc.	1,284	723,598
Charles Schwab Corp. (The)	19,595	709,927
CME Group, Inc.	3,635	608,172
FactSet Research Systems, Inc.	212	70,995
Goldman Sachs Group, Inc. (The)	5,030	1,010,879
Intercontinental Exchange, Inc.	6,919	692,246
MarketAxess Holdings, Inc.	203	97,763
Moody’s Corp.	2,142	620,859
Morgan Stanley	22,347	1,080,477
MSCI, Inc.	1,177	419,930
Nasdaq, Inc.	957	117,433
Northern Trust Corp.	2,215	172,703
Raymond James Financial, Inc.	1,470	106,957
S&P Global, Inc.	2,675	964,605
State Street Corp.	5,779	342,868
T. Rowe Price Group, Inc.	2,498	320,294

Total Capital Markets		8,954,308

Chemicals - 1.1%
Air Products & Chemicals, Inc.	2,247	669,291
Celanese Corp.	1,718	184,599
CF Industries Holdings, Inc.	1,632	50,119
Corteva, Inc.	7,995	230,336
Dow, Inc.	8,151	383,505
DuPont de Nemours, Inc.	6,971	386,751
Eastman Chemical Co.	1,082	84,526
Ecolab, Inc.	2,888	577,138
FMC Corp.	1,712	181,318
International Flavors & Fragrances, Inc.	856	104,817
LyondellBasell Industries N.V. Class A	2,998	211,329
PPG Industries, Inc.	2,757	336,575
Sherwin-Williams Co. (The)	876	610,344

Total Chemicals		4,010,648

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,069	355,795
Copart, Inc.*	3,235	340,193
Republic Services, Inc.	2,674	249,618
Waste Connections, Inc.	1,069	110,962
Waste Management, Inc.	4,734	535,747

Total Commercial Services & Supplies		1,592,315

Communications Equipment - 0.6%
Arista Networks, Inc.*	428	88,566
Cisco Systems, Inc.	51,220	2,017,556
Motorola Solutions, Inc.	1,270	199,149

Total Communications Equipment		2,305,271

Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	2,072	192,219

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	742	174,637
Vulcan Materials Co.	1,372	185,961

Total Construction Materials		360,598

Consumer Finance - 0.5%
Ally Financial, Inc.	2,494	62,525
American Express Co.	10,667	1,069,367
Capital One Financial Corp.	4,102	294,770
Discover Financial Services	3,109	179,638
Synchrony Financial	5,632	147,389

Total Consumer Finance		1,753,689

Containers & Packaging - 0.2%
Amcor PLC	14,571	161,010
Ball Corp.	3,424	284,603
International Paper Co.	5,379	218,065
Packaging Corp. of America	429	46,782

Total Containers & Packaging		710,460

Distributors - 0.1%
Genuine Parts Co.	1,264	120,295
LKQ Corp.*	4,909	136,126

Total Distributors		256,421

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B*	23,223	4,945,106

Diversified Telecommunication Services - 1.3%
AT&T, Inc.	74,008	2,109,968
CenturyLink, Inc.	7,512	75,796
Verizon Communications, Inc.	43,798	2,605,543

Total Diversified Telecommunication Services		4,791,307

Electric Utilities - 1.6%
Alliant Energy Corp.	3,555	183,616
American Electric Power Co., Inc.	5,234	427,775
Duke Energy Corp.	8,115	718,664
Edison International	2,557	129,998
Entergy Corp.	2,670	263,075
Evergy, Inc.	2,139	108,704
Eversource Energy	2,416	201,857
Exelon Corp.	10,627	380,021
FirstEnergy Corp.	6,621	190,089
NextEra Energy, Inc.	4,995	1,386,412
NRG Energy, Inc.	4,584	140,912
Pinnacle West Capital Corp.	1,803	134,414
PPL Corp.	8,260	224,754
Southern Co. (The)	12,531	679,431
Xcel Energy, Inc.	6,081	419,650

Total Electric Utilities		5,589,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

September 30, 2020

Investments	Shares	Value
Electrical Equipment - 0.5%
AMETEK, Inc.	2,538	$252,277
Eaton Corp. PLC	4,476	456,686
Emerson Electric Co.	9,208	603,769
Rockwell Automation, Inc.	1,284	283,353

Total Electrical Equipment		1,596,085

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. Class A	2,778	300,774
CDW Corp.	1,192	142,480
Corning, Inc.	12,594	408,172
Keysight Technologies, Inc.*	1,591	157,159
TE Connectivity Ltd.	3,830	374,344
Zebra Technologies Corp. Class A*	116	29,285

Total Electronic Equipment, Instruments & Components		1,412,214

Energy Equipment & Services - 0.1%
Baker Hughes Co.	5,354	71,155
Halliburton Co.	2,000	24,100
Schlumberger N.V.	11,913	185,366

Total Energy Equipment & Services		280,621

Entertainment - 1.9%
Activision Blizzard, Inc.	7,920	641,124
Electronic Arts, Inc.*	3,638	474,431
Live Nation Entertainment, Inc.*	339	18,265
Netflix, Inc.*	4,262	2,131,128
Spotify Technology S.A.*	758	183,868
Take-Two Interactive Software, Inc.*	1,285	212,308
Walt Disney Co. (The)	25,585	3,174,587

Total Entertainment		6,835,711

Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.	863	138,080
American Tower Corp.	4,708	1,138,065
AvalonBay Communities, Inc.	1,201	179,357
Boston Properties, Inc.	777	62,393
Camden Property Trust	1,707	151,889
Crown Castle International Corp.	4,368	727,272
Digital Realty Trust, Inc.	2,340	343,418
Duke Realty Corp.	2,997	110,589
Equinix, Inc.	855	649,911
Equity LifeStyle Properties, Inc.	1,063	65,162
Equity Residential	3,293	169,030
Essex Property Trust, Inc.	442	88,749
Extra Space Storage, Inc.	1,494	159,843
Federal Realty Investment Trust	403	29,596
Healthpeak Properties, Inc.	3,409	92,554
Host Hotels & Resorts, Inc.	7,419	80,051
Invitation Homes, Inc.	10,243	286,702
Mid-America Apartment Communities, Inc.	839	97,282
National Retail Properties, Inc.	876	30,231
Omega Healthcare Investors, Inc.	720	21,557
Prologis, Inc.	7,247	729,193
Public Storage	1,366	304,236
Realty Income Corp.	4,059	246,584
Regency Centers Corp.	2,063	78,435
SBA Communications Corp.	1,483	472,306
Simon Property Group, Inc.	1,318	85,248
Sun Communities, Inc.	1,070	150,453
UDR, Inc.	4,177	136,212
Ventas, Inc.	2,000	83,920
VEREIT, Inc.	4,925	32,013
VICI Properties, Inc.	14,898	348,166
Vornado Realty Trust	1,908	64,319
W.P. Carey, Inc.	1,197	77,997
Welltower, Inc.	4,798	264,322
Weyerhaeuser Co.	8,368	238,655

Total Equity Real Estate Investment Trusts (REITs)		7,933,790

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	4,921	1,746,955
Kroger Co. (The)	9,398	318,686
Sysco Corp.	5,632	350,423
U.S. Foods Holding Corp.*	338	7,510
Walgreens Boots Alliance, Inc.	8,570	307,835
Walmart, Inc.	16,179	2,263,604

Total Food & Staples Retailing		4,995,013

Food Products - 1.0%
Archer-Daniels-Midland Co.	6,662	309,716
Campbell Soup Co.	2,349	113,621
Conagra Brands, Inc.	4,814	171,908
General Mills, Inc.	7,400	456,432
Hershey Co. (The)	1,394	199,816
Hormel Foods Corp.	4,078	199,373
J.M. Smucker Co. (The)	1,070	123,606
Kellogg Co.	3,728	240,792
Kraft Heinz Co. (The)	7,244	216,958
Lamb Weston Holdings, Inc.	2,028	134,396
McCormick & Co., Inc. Non-Voting Shares	1,070	207,687
Mondelez International, Inc. Class A	17,430	1,001,353
Tyson Foods, Inc. Class A	2,164	128,715

Total Food Products		3,504,373

Gas Utilities - 0.0%
Atmos Energy Corp.	765	73,126
UGI Corp.	2,273	74,964

Total Gas Utilities		148,090

Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	19,410	2,112,390
Align Technology, Inc.*	624	204,273
Baxter International, Inc.	5,993	481,957
Becton, Dickinson and Co.	2,451	570,299
Boston Scientific Corp.*	14,971	572,042
Cooper Cos., Inc. (The)	428	144,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

September 30, 2020

Investments	Shares	Value
Danaher Corp.	6,697	$1,442,065
Dentsply Sirona, Inc.	3,554	155,416
DexCom, Inc.*	655	270,011
Edwards Lifesciences Corp.*	6,417	512,205
IDEXX Laboratories, Inc.*	749	294,439
Intuitive Surgical, Inc.*	1,054	747,855
Medtronic PLC	16,389	1,703,145
ResMed, Inc.	1,159	198,687
STERIS PLC	1,394	245,609
Stryker Corp.	3,445	717,835
Teleflex, Inc.	230	78,297
Varian Medical Systems, Inc.*	856	147,232
Zimmer Biomet Holdings, Inc.	2,140	291,339

Total Health Care Equipment & Supplies		10,889,383

Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	1,605	155,557
Anthem, Inc.	2,497	670,669
Cardinal Health, Inc.	3,603	169,161
Centene Corp.*	6,015	350,855
Cigna Corp.	3,709	628,342
CVS Health Corp.	16,282	950,869
HCA Healthcare, Inc.	2,339	291,626
Henry Schein, Inc.*	1,711	100,573
Humana, Inc.	1,283	531,021
Laboratory Corp. of America Holdings*	963	181,304
McKesson Corp.	2,140	318,710
Quest Diagnostics, Inc.	1,497	171,392
UnitedHealth Group, Inc.	10,146	3,163,218
Universal Health Services, Inc. Class B	770	82,405

Total Health Care Providers & Services		7,765,702

Health Care Technology - 0.2%
Cerner Corp.	5,476	395,860
Veeva Systems, Inc. Class A*	1,283	360,767

Total Health Care Technology		756,627

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	2,030	30,816
Chipotle Mexican Grill, Inc.*	321	399,231
Darden Restaurants, Inc.	403	40,598
Domino’s Pizza, Inc.	382	162,457
Hilton Worldwide Holdings, Inc.	2,982	254,424
Las Vegas Sands Corp.	4,297	200,498
Marriott International, Inc. Class A	2,862	264,964
McDonald’s Corp.	9,931	2,179,755
MGM Resorts International	1,427	31,037
Norwegian Cruise Line Holdings Ltd.*	1,937	33,142
Royal Caribbean Cruises Ltd.	1,262	81,689
Starbucks Corp.	14,954	1,284,848
Wynn Resorts Ltd.	431	30,950
Yum! Brands, Inc.	2,360	215,468

Total Hotels, Restaurants & Leisure		5,209,877

Household Durables - 0.3%
D.R. Horton, Inc.	5,868	443,797
Garmin Ltd.	1,173	111,271
Lennar Corp. Class A	4,330	353,674
NVR, Inc.*	8	32,665
PulteGroup, Inc.	4,175	193,261
Whirlpool Corp.	399	73,372

Total Household Durables		1,208,040

Household Products - 1.6%
Church & Dwight Co., Inc.	2,568	240,647
Clorox Co. (The)	1,607	337,743
Colgate-Palmolive Co.	10,815	834,377
Kimberly-Clark Corp.	3,637	537,040
Procter & Gamble Co. (The)	27,818	3,866,424

Total Household Products		5,816,231

Independent Power & Renewable Electricity Producers - 0.0%
AES Corp. (The)	2,974	53,859
Vistra Corp.	5,481	103,372

Total Independent Power & Renewable Electricity Producers		157,231

Industrial Conglomerates - 1.0%
3M Co.	7,047	1,128,788
General Electric Co.	77,694	484,034
Honeywell International, Inc.	8,643	1,422,724
Roper Technologies, Inc.	963	380,491

Total Industrial Conglomerates		3,416,037

Insurance - 1.7%
Aflac, Inc.	7,511	273,025
Alleghany Corp.	92	47,881
Allstate Corp. (The)	4,144	390,116
American International Group, Inc.	8,209	225,994
Aon PLC	2,761	569,594
Arch Capital Group Ltd.*	3,293	96,320
Arthur J. Gallagher & Co.	2,142	226,152
Chubb Ltd.	5,117	594,186
Cincinnati Financial Corp.	1,173	91,459
Fidelity National Financial, Inc.	3,086	96,623
Globe Life, Inc.	2,125	169,787
Hartford Financial Services Group, Inc. (The)	3,665	135,092
Lincoln National Corp.	2,247	70,399
Loews Corp.	1,138	39,545
Markel Corp.*	208	202,530
Marsh & McLennan Cos., Inc.	6,084	697,835
MetLife, Inc.	9,925	368,912
Principal Financial Group, Inc.	1,744	70,231
Progressive Corp. (The)	6,604	625,201
Prudential Financial, Inc.	3,540	224,861
Reinsurance Group of America, Inc.	244	23,226
Travelers Cos., Inc. (The)	3,302	357,243
W.R. Berkley Corp.	1,517	92,765
Willis Towers Watson PLC	1,283	267,916

Total Insurance		5,956,893

Interactive Media & Services - 5.2%
Alphabet, Inc. Class A*	3,424	5,018,214
Alphabet, Inc. Class C*	3,648	5,361,101
Facebook, Inc. Class A*	27,172	7,116,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

September 30, 2020

Investments	Shares	Value
IAC/InterActiveCorp*	749	$89,715
Snap, Inc. Class A*	12,637	329,952
Twitter, Inc.*	11,320	503,740

Total Interactive Media & Services		18,419,069

Internet & Direct Marketing Retail - 4.7%
Amazon.com, Inc.*	4,828	15,202,069
Booking Holdings, Inc.*	428	732,171
eBay, Inc.	10,784	561,846
Expedia Group, Inc.	1,046	95,908

Total Internet & Direct Marketing Retail		16,591,994

IT Services - 5.3%
Accenture PLC Class A	8,113	1,833,457
Akamai Technologies, Inc.*	1,999	220,969
Automatic Data Processing, Inc.	4,721	658,532
Booz Allen Hamilton Holding Corp.	736	61,073
Broadridge Financial Solutions, Inc.	1,070	141,240
Cognizant Technology Solutions Corp. Class A	6,852	475,666
EPAM Systems, Inc.*	331	107,006
Fidelity National Information Services, Inc.	7,254	1,067,861
Fiserv, Inc.*	6,424	661,993
FleetCor Technologies, Inc.*	813	193,575
Gartner, Inc.*	762	95,212
Global Payments, Inc.	2,568	456,025
GoDaddy, Inc. Class A*	2,673	203,068
International Business Machines Corp.	7,447	906,077
Jack Henry & Associates, Inc.	427	69,426
Leidos Holdings, Inc.	1,161	103,503
MasterCard, Inc. Class A	9,846	3,329,622
Okta, Inc.*	651	139,216
Paychex, Inc.	4,421	352,663
PayPal Holdings, Inc.*	13,500	2,659,905
Square, Inc. Class A*	5,116	831,606
Twilio, Inc. Class A*	1,295	319,982
VeriSign, Inc.*	1,070	219,190
Visa, Inc. Class A	18,807	3,760,836

Total IT Services		18,867,703

Leisure Products - 0.0%
Hasbro, Inc.	1,201	99,347

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	4,064	410,220
Illumina, Inc.*	1,282	396,241
IQVIA Holdings, Inc.*	1,924	303,280
Mettler-Toledo International, Inc.*	213	205,705
Thermo Fisher Scientific, Inc.	4,481	1,978,451
Waters Corp.*	749	146,564

Total Life Sciences Tools & Services		3,440,461

Machinery - 1.3%
Caterpillar, Inc.	7,583	1,131,005
Cummins, Inc.	1,889	398,881
Deere & Co.	3,407	755,093
Dover Corp.	2,380	257,849
Fortive Corp.	2,960	225,582
IDEX Corp.	316	57,642
Illinois Tool Works, Inc.	3,395	655,948
PACCAR, Inc.	4,053	345,640
Parker-Hannifin Corp.	1,589	321,518
Stanley Black & Decker, Inc.	1,935	313,857
Westinghouse Air Brake Technologies Corp.	1,930	119,428
Xylem, Inc.	1,806	151,921

Total Machinery		4,734,364

Media - 1.2%
Altice USA, Inc. Class A*	4,711	122,486
Charter Communications, Inc. Class A*	1,819	1,135,675
Comcast Corp. Class A	48,819	2,258,367
Discovery, Inc. Class C*	1,294	25,362
DISH Network Corp. Class A*	2,810	81,574
Fox Corp. Class A	4,702	130,857
Liberty Broadband Corp. Class C*	2,358	336,887
Omnicom Group, Inc.	2,063	102,119
ViacomCBS, Inc. Class B	4,028	112,824

Total Media		4,306,151

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	14,151	221,322
Newmont Corp.	9,104	577,649
Nucor Corp.	2,871	128,793

Total Metals & Mining		927,764

Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Annaly Capital Management, Inc.	8,169	58,163

Multi-Utilities - 0.8%
Ameren Corp.	2,260	178,721
CenterPoint Energy, Inc.	2,000	38,700
CMS Energy Corp.	3,663	224,945
Consolidated Edison, Inc.	3,883	302,097
Dominion Energy, Inc.	8,575	676,825
DTE Energy Co.	1,427	164,162
NiSource, Inc.	5,062	111,364
Public Service Enterprise Group, Inc.	4,941	271,310
Sempra Energy	2,665	315,429
WEC Energy Group, Inc.	3,924	380,236

Total Multi-Utilities		2,663,789

Multiline Retail - 0.4%
Dollar General Corp.	2,140	448,587
Dollar Tree, Inc.*	2,782	254,108
Target Corp.	5,602	881,867

Total Multiline Retail		1,584,562

Oil, Gas & Consumable Fuels - 1.6%
Apache Corp.	1,724	16,326
Cheniere Energy, Inc.*	7,513	347,627
Chevron Corp.	19,890	1,432,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

September 30, 2020

Investments	Shares	Value
Concho Resources, Inc.	2,478	$109,329
ConocoPhillips	11,342	372,471
Diamondback Energy, Inc.	247	7,440
EOG Resources, Inc.	4,093	147,102
Exxon Mobil Corp.	41,591	1,427,819
Hess Corp.	4,912	201,048
Kinder Morgan, Inc.	24,109	297,264
Marathon Petroleum Corp.	6,402	187,835
Occidental Petroleum Corp.	5,849	58,548
ONEOK, Inc.	1,994	51,804
Phillips 66	4,357	225,867
Pioneer Natural Resources Co.	1,138	97,857
Targa Resources Corp.	2,757	38,681
Valero Energy Corp.	4,247	183,980
Williams Cos., Inc. (The)	19,561	384,374

Total Oil, Gas & Consumable Fuels		5,587,452

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	2,054	448,286

Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	15,918	959,696
Eli Lilly & Co.	10,166	1,504,771
Johnson & Johnson	31,037	4,620,789
Merck & Co., Inc.	28,340	2,350,803
Mylan N.V.*	4,733	70,190
Pfizer, Inc.	64,937	2,383,188
Zoetis, Inc.	5,673	938,144

Total Pharmaceuticals		12,827,581

Professional Services - 0.3%
CoStar Group, Inc.*	294	249,462
Equifax, Inc.	963	151,095
IHS Markit Ltd.	4,501	353,373
TransUnion	1,177	99,021
Verisk Analytics, Inc.	1,818	336,894

Total Professional Services		1,189,845

Real Estate Management & Development - 0.0%
CBRE Group, Inc. Class A*	3,238	152,089

Road & Rail - 1.2%
CSX Corp.	9,458	734,603
Kansas City Southern	1,140	206,146
Norfolk Southern Corp.	3,287	703,385
Old Dominion Freight Line, Inc.	961	173,864
Uber Technologies, Inc.*	16,695	609,034
Union Pacific Corp.	9,298	1,830,497

Total Road & Rail		4,257,529

Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc.*	13,350	1,094,566
Analog Devices, Inc.	4,601	537,121
Applied Materials, Inc.	11,518	684,745
Broadcom, Inc.	3,530	1,286,049
Intel Corp.	51,688	2,676,405
KLA Corp.	1,284	248,762
Lam Research Corp.	1,387	460,137
Marvell Technology Group Ltd.	6,406	254,318
Maxim Integrated Products, Inc.	3,605	243,734
Microchip Technology, Inc.	2,779	285,570
Micron Technology, Inc.*	9,726	456,733
NVIDIA Corp.	6,377	3,451,360
QUALCOMM, Inc.	13,923	1,638,459
Skyworks Solutions, Inc.	1,498	217,959
Teradyne, Inc.	1,361	108,145
Texas Instruments, Inc.	11,030	1,574,974
Xilinx, Inc.	2,374	247,466

Total Semiconductors & Semiconductor Equipment		15,466,503

Software - 8.5%
Adobe, Inc.*	5,035	2,469,315
ANSYS, Inc.*	856	280,109
Atlassian Corp. PLC Class A*	547	99,439
Autodesk, Inc.*	2,249	519,542
Cadence Design Systems, Inc.*	3,313	353,265
Citrix Systems, Inc.	1,814	249,806
DocuSign, Inc.*	1,346	289,713
Fortinet, Inc.*	1,283	151,150
Guidewire Software, Inc.*	630	65,690
Intuit, Inc.	2,557	834,119
Microsoft Corp.	87,967	18,502,099
NortonLifeLock, Inc.	7,312	152,382
Oracle Corp.	23,458	1,400,443
Palo Alto Networks, Inc.*	963	235,694
Paycom Software, Inc.*	327	101,795
salesforce.com, Inc.*	9,642	2,423,227
ServiceNow, Inc.*	1,719	833,715
Splunk, Inc.*	1,498	281,819
SS&C Technologies Holdings, Inc.	2,268	137,259
Synopsys, Inc.*	1,393	298,074
Tyler Technologies, Inc.*	213	74,243
VMware, Inc. Class A*	410	58,905
Workday, Inc. Class A*	1,597	343,563

Total Software		30,155,366

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	928	142,448
AutoZone, Inc.*	202	237,883
Best Buy Co., Inc.	2,673	297,478
Burlington Stores, Inc.*	207	42,661
CarMax, Inc.*	1,585	145,677
Home Depot, Inc. (The)	12,193	3,386,118
Lowe’s Cos., Inc.	8,976	1,488,759
O’Reilly Automotive, Inc.*	855	394,224
Ross Stores, Inc.	3,498	326,433
Tiffany & Co.	1,533	177,598
TJX Cos., Inc. (The)	15,812	879,938
Tractor Supply Co.	1,391	199,386
Ulta Beauty, Inc.*	408	91,384

Total Specialty Retail		7,809,987

Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	194,716	22,550,060
Dell Technologies, Inc. Class C*	2,980	201,716

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

September 30, 2020

Investments	Shares	Value
Hewlett Packard Enterprise Co.	12,528	$117,388
HP, Inc.	14,897	282,894
NetApp, Inc.	2,567	112,537
Seagate Technology PLC	3,989	196,538
Western Digital Corp.	3,618	132,238

Total Technology Hardware, Storage & Peripherals		23,593,371

Textiles, Apparel & Luxury Goods - 0.7%
lululemon athletica, Inc.*	1,069	352,096
NIKE, Inc. Class B	15,653	1,965,078
VF Corp.	3,197	224,589

Total Textiles, Apparel & Luxury Goods		2,541,763

Tobacco - 0.6%
Altria Group, Inc.	22,240	859,354
Philip Morris International, Inc.	16,189	1,214,013

Total Tobacco		2,073,367

Trading Companies & Distributors - 0.2%
Fastenal Co.	8,877	400,264
United Rentals, Inc.*	1,046	182,527
W.W. Grainger, Inc.	424	151,270

Total Trading Companies & Distributors		734,061

Water Utilities - 0.1%
American Water Works Co., Inc.	1,597	231,374
Essential Utilities, Inc.	1,181	47,535

Total Water Utilities		278,909

Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.*	3,950	451,722

Total United States		315,261,794

TOTAL COMMON STOCKS (Cost: $275,261,449)		318,480,631

	Principal Amount
U.S. GOVERNMENT OBLIGATIONS - 0.7%

U.S. Treasury Bill - 0.7%
0.13%, 2/25/21(a)(b)
(Cost: $2,714,570)	$2,716,000	2,714,988

TOTAL INVESTMENTS IN SECURITIES - 90.4% (Cost: $277,976,019)		321,195,619
Other Assets less Liabilities - 9.6%		33,944,055

NET ASSETS - 100.0%		$355,139,674

*	Non-income producing security.
(a)	Interest rate shown reflects the yield to maturity at the time of purchase.
(b)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $2,714,988 as of September 30, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	202	12/31/20	$44,634,110	$25,571
5 Year U.S. Treasury Note	349	12/31/20	43,984,906	55,075
10 Year U.S. Treasury Note	317	12/21/20	44,231,406	108,170
U.S. Treasury Long Bond	251	12/21/20	44,246,594	361
Ultra 10 Year U.S. Treasury Note	277	12/21/20	44,298,359	95,156

			$221,395,375	$284,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

September 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$318,480,631	$—	$—	$318,480,631
U.S. Government Obligations	—	2,714,988	—	2,714,988

Total Investments in Securities	$318,480,631	$2,714,988	$—	$321,195,619

Financial Derivative Instruments
Futures Contracts [1]	$284,333	$—	$—	$284,333

Total - Net	$318,764,964	$2,714,988	$—	$321,479,952

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Cloud Computing Fund (WCLD)

September 30, 2020

Investments	Shares	Value
COMMON STOCKS - 99.9%

Canada - 1.8%

IT Services - 1.8%
Shopify, Inc. Class A*	14,043	$14,365,568

Israel - 1.6%

IT Services - 1.6%
Wix.com Ltd.*(a)	49,928	12,724,151

United States - 96.5%

Health Care Technology - 1.9%
Veeva Systems, Inc. Class A*	53,625	15,078,814

IT Services - 9.3%
Fastly, Inc. Class A*(a)	169,775	15,904,522
Okta, Inc.*	68,923	14,739,183
PayPal Holdings, Inc.*	73,094	14,401,711
Square, Inc. Class A*	93,128	15,137,956
Twilio, Inc. Class A*(a)	56,420	13,940,818

Total IT Services		74,124,190

Software - 85.3%
2U, Inc.*(a)	368,209	12,467,557
Adobe, Inc.*	30,400	14,909,072
Anaplan, Inc.*	294,302	18,417,419
Appfolio, Inc. Class A*	84,872	12,035,698
Atlassian Corp. PLC Class A*	86,501	15,725,017
Avalara, Inc.*	117,022	14,901,581
Bill.com Holdings, Inc.*	146,410	14,686,387
Blackline, Inc.*(a)	188,390	16,885,396
Box, Inc. Class A*	799,161	13,873,435
Cloudflare, Inc. Class A*	364,597	14,970,353
Coupa Software, Inc.*(a)	47,431	13,007,477
Crowdstrike Holdings, Inc. Class A*	128,768	17,682,422
Datadog, Inc. Class A*(a)	167,721	17,134,377
DocuSign, Inc.*	67,959	14,627,495
Domo, Inc. Class B*	382,497	14,661,110
Dropbox, Inc. Class A*	705,589	13,589,644
Elastic N.V.*	136,365	14,712,420
Everbridge, Inc.*(a)	103,289	12,986,526
Five9, Inc.*	114,192	14,808,419
HubSpot, Inc.*	50,010	14,614,422
Medallia, Inc.*(a)	443,559	12,162,388
Mimecast Ltd.*	308,712	14,484,767
New Relic, Inc.*	245,604	13,842,241
Pagerduty, Inc.*(a)	489,011	13,257,088
Paycom Software, Inc.*	49,419	15,384,135
Paylocity Holding Corp.*	105,121	16,968,632
Pluralsight, Inc. Class A*	679,377	11,637,728
Proofpoint, Inc.*	129,203	13,637,377
Q2 Holdings, Inc.*(a)	146,686	13,386,564
Qualys, Inc.*	135,453	13,275,749
RealPage, Inc.*	238,624	13,754,287
RingCentral, Inc. Class A*	48,701	13,373,782
salesforce.com, Inc.*	69,525	17,473,023
ServiceNow, Inc.*	32,080	15,558,800
Slack Technologies, Inc. Class A*(a)	485,638	13,044,237
Smartsheet, Inc. Class A*(a)	298,936	14,773,417
Sprout Social, Inc. Class A*(a)	421,307	16,220,320
SVMK, Inc.*	616,894	13,639,526
Tenable Holdings, Inc.*	409,537	15,460,022
Workday, Inc. Class A*	74,864	16,105,492
Workiva, Inc.*	255,617	14,253,204
Yext, Inc.*(a)	810,095	12,297,242
Zendesk, Inc.*	164,739	16,954,938
Zoom Video Communications, Inc. Class A*	49,593	23,314,165
Zscaler, Inc.*	105,604	14,857,427
Zuora, Inc. Class A*(a)	1,218,333	12,597,563

Total Software		678,410,341

Total United States		767,613,345

TOTAL COMMON STOCKS (Cost: $746,696,558)		794,703,064

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.2%

United States - 9.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(b) (Cost: $72,798,740)	72,798,740	72,798,740

TOTAL INVESTMENTS IN SECURITIES - 109.1% (Cost: $819,495,298)		867,501,804
Other Assets less Liabilities - (9.1)%		(72,094,429)

NET ASSETS - 100.0%		$795,407,375

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at September 30, 2020. At September 30, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $92,178,876 and the total market value of the collateral held by the Fund was $94,963,397. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $22,164,657.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Cloud Computing Fund (WCLD)

September 30, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$794,703,064	$—	$—	$794,703,064
Investment of Cash Collateral for Securities Loaned	—	72,798,740	—	72,798,740

Total Investments in Securities	$794,703,064	$72,798,740	$—	$867,501,804

See Notes to Schedule of Investments.

Abbreviations used in the preceding schedules of investments and related tables are as follows:

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
BRL	Brazilian real
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar
ZAR	South African rand

OTHER ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

Notes to Schedule of Investments (unaudited)

Investment Valuation – The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement – In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended September 30, 2020, there were no significant transfers into or out of Level 3 of the fair value hierarchy.